Registration Nos. 333-43682
                                                                       811-08736
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          POST-EFFECTIVE AMENDMENT # 6

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                     OF 1940 POST-EFFECTIVE AMENDMENT NO. 4


                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT K
                           (Exact Name of Registrant)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                 (212) 598-8359
                          (Depositors Telephone Number)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                                   Steve Roth
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):

          |_|  immediately upon filing pursuant to paragraph (b), or


          |X|  on May 1, 2004 pursuant to paragraph (b)


          |_|  60 days after filing pursuant to paragraph (a)(i), or


          |_|  on May 1, 2004 pursuant to paragraph (a)(i) of Rule 485


     If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------


     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 30, 2004.


================================================================================

May 1, 2004


PROSPECTUS FOR PARK AVENUE LIFE -
MILLENNIUM SERIES(R)

                    ISSUED BY THE GUARDIAN SEPARATE ACCOUNT K

This prospectus describes Park Avenue Life - Millennium Series(R), a variable whole life insurance policy with modified scheduled premiums. It provides lifetime insurance protection until the policy anniversary nearest the insured's 100th birthday with a guaranteed minimum death benefit that at least equals the face amount if policy premiums are paid when due or skipped under the Premium Skip Option, no partial withdrawals are made and there is no policy debt.

--------------------------------------------------------------------------------

It offers you flexibility in deciding how your premiums are invested, but you bear the risk of investment losses for any premiums or cash values allocated to the variable investment options.

A prospective purchaser should evaluate the need for life insurance and the policy's long term investment potential before buying a policy. In addition, it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy. Variable life insurance is not a short-term investment. The policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account K (Separate Account). Our offices are located at 7 Hanover Square, New York, New York 10004. GIAC is obligated to pay all benefits under the policy.

This prospectus sets forth information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for the variable investment options to which you may allocate all or part of your net premiums and policy account value. You can also allocate premiums and policy account value to a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. Please read these prospectuses carefully before investing.

Guardian Investor Services LLC (GIS) serves as principal underwriter and distributor of the policies and offers the policies through its sales representatives or through sales representatives of broker-dealer firms that have entered into agreements with GIAC and GIS to sell the policies and who are registered with the NASD and with the states in which they do business. More information about GIS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this prospectus and other information.

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

Policy Summary .............................................................   1

Charges and Deductions Tables ..............................................   6


The Park Avenue Life Policy Diagram ........................................  12

About the Park Avenue Life Policy ..........................................  13
-   Issuing the policy .....................................................  13
-   The Policyowner ........................................................  13
-   The Beneficiary ........................................................  14

Benefits and policy values .................................................  15
-   Death benefit options ..................................................  15
-   Minimum death benefit ..................................................  16
-   The variable insurance amount ..........................................  16
-   Adjustable renewable term rider ........................................  16
-   Changing your death benefit option .....................................  17
-   Paying the death benefit ...............................................  18
-   Policy values ..........................................................  18

Premiums, deductions and charges ...........................................  20
-   Premiums ...............................................................  20
-   Deductions and charges .................................................  29

Your allocation options ....................................................  34
-   The variable investment options ........................................  34
-   The fixed-rate option ..................................................  38

Special features of your policy ............................................  39
-   Policy loans ...........................................................  39
-   Decreasing the face amount .............................................  41
-   Partial withdrawals ....................................................  41
-   Surrendering your policy ...............................................  43
-   Transfers between the investment options ...............................  44
-   Transfers from the fixed-rate option ...................................  45
-   Dollar cost averaging transfer option ..................................  46
-   Policy proceeds ........................................................  46
-   Policy value options ...................................................  47
-   Exchanging a policy ....................................................  48
-   Payment options ........................................................  49

Tax considerations .........................................................  50
-   Tax status of the policy ...............................................  50
-   Treatment of policy proceeds ...........................................  51
-   Exchanges ..............................................................  52
-   Policy changes .........................................................  53
-   Estate and generation skipping transfer taxes ..........................  53
-   Other tax consequences .................................................  53
-   Possible tax law changes ...............................................  54
-   GIAC's taxes ...........................................................  54
-   Income tax withholding .................................................  54

Rights and responsibilities ................................................  55
-   Voting rights ..........................................................  55
-   Limits to GIAC's right to challenge a policy ...........................  56
-   Rights reserved by GIAC ................................................  57
-   Your right to cancel your policy .......................................  58

Other information ..........................................................  59
-   Distribution of the policies ...........................................  59
-   Supplemental benefits and riders .......................................  59
-   Telephone and electronic services ......................................  60
-   Legal considerations for employers .....................................  61
-   Illustrations ..........................................................  61
-   Legal proceedings ......................................................  61
-   Financial statements ...................................................  61

Appendix A: Special terms used in this prospectus ..........................  62

Appendix B: Additional Benefits by Rider ...................................  66

Appendix C: Hypothetical Illustrations .....................................  68

Table of Contents for Statement of Additional Information ..................  74

Back Cover Page ............................................................  75
    Where to get more information ..........................................  75
    How to communicate with us .............................................  75


--------------------------------------------------------------------------------

The Park Avenue Life policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
POLICY SUMMARY
--------------------------------------------------------------------------------

THIS SUMMARY outlines the principal features of your Park Avenue Life variable life insurance policy, including policy benefits, policy risks and the risks associated with each variable investment option available under the policy. It is qualified by the detailed explanation which follows and the terms of your Park Avenue Life policy.

--------------------------------------------------------------------------------

Terms we've used
--------------------------------------------------------------------------------
In this document, we, us, and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner. You can find definitions of special terms used in this prospectus at the end of this document. We've used italic script to highlight these terms the first time they appear in the text.

WHAT IS VARIABLE LIFE INSURANCE AND
HOW DOES IT WORK?

Variable life insurance is intended to provide two important benefits:

o     a death benefit that is not taxable to your beneficiary, and

o     a cash value that can grow, with taxes on the growth being deferred.

You allocate your net premium payments (the amount that remains after we deduct premium charges from your basic scheduled premium) and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That's why it's called variable life insurance.

If the investment options that you choose perform well, the cash value of your policy will increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your policy has no guaranteed cash value.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

There are various deductions and charges associated with maintaining your Park Avenue Life policy. These deductions and charges are set forth in the Charges and deductions tables and in the section titled Deductions and charges.

Benefits
--------------------------------------------------------------------------------
There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit.

WHAT ARE THE INSURANCE BENEFITS UNDER YOUR POLICY?

There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit. The rider benefits you choose will determine the additional amount, if any, that's paid to the beneficiary.

Death benefits

You have a choice of two death benefit options with this policy:

o under Option 1, the death benefit will at least equal your policy's face amount when the insured dies, or

o under Option 2, the death benefit is a variable amount that may grow beyond the face amount if your policy account value increases and exceeds your policy's benchmark value shown in your policy. The benchmark value is a measure we use to assess the adequacy of the funding in your policy over time. For an explanation see Appendix A: Special terms used in this prospectus. Under this option the death benefit will also at least equal your policy's face amount.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   1
                                                                  --------------

You may choose either of these options until the policy anniversary (the anniversary each year of the date your policy was effective) closest to the insured's 100th birthday. On or after this date, the death benefit will be the policy account value.

Within certain limits, you can change your policy's death benefit option once in a policy year, after your policy has been in force for one year, and as long as the insured is still living. For more information see Death benefit options.

Rider benefits

Riders are a way to add to the coverage offered by your policy. The riders offered under this policy are set forth in Appendix B. They are subject to GIAC's insurance and policy issuing requirements, and all may not be available in all states.

Premiums for any rider benefits you buy will be included in your policy premiums, but are not allocated to the variable investment or fixed-rate options. Riders have no cash value.

Paying premiums
--------------------------------------------------------------------------------
After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

WHAT ARE PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium. See Premiums.

After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

If you are eligible for and choose the Premium Skip Option you may, after the first policy year and under certain circumstances, "skip" paying one or more annual premiums without causing the policy to lapse or reducing the face amount. You may also pay your premiums by taking out a loan through our Automatic Premium Loan feature.

Choosing the Premium Skip Option or the Automatic Premium Loan Feature can adversely affect the overall value of your policy, but won't reduce your guaranteed death benefit or cause your policy to lapse. See Could my policy lapse?

Allocation options
--------------------------------------------------------------------------------
You choose where your net premiums and policy account value are invested. There are a number of variable investment options and a fixed-rate option. Your net premiums and policy account value may be allocated to a maximum of seven allocation options at one time, including the fixed-rate option.

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your net premiums and policy account value are invested. There are a number of variable investment options and a fixed-rate option. These options are discussed under Your allocation options. Your net premiums and policy account value may be allocated to a maximum of seven allocation options at any one time, including the fixed-rate option.

Each variable investment option invests in a series of a mutual fund. The value of these options, and your policy account value in them, will vary depending on the performance of the mutual funds corresponding to the options you choose. There is no minimum guaranteed policy account value for the amounts allocated to the variable investment options and, if you invest in variable investment options, you will be subject to the risk that investment performance will be poor and that your policy account value will decrease.


--------------
2   PROSPECTUS                                                           SUMMARY
--------------

Investment Risks
--------------------------------------------------------------------------------
Investment performance in the variable investment options may be unfavorable. You could lose everything you invest. The rate of interest we declare for the fixed-rate option may decrease to the minimum guaranteed rate.

You will find the investment objectives, policies, risks, fees and expenses, and a comprehensive discussion of the risks of each of these funds listed in the accompanying prospectus for that fund. You should read the fund prospectuses carefully before investing in any variable investment option. For a summary of this information see The variable investment options.

The fixed-rate option earns a set rate of interest. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 4%. GIAC sets the rate of interest for the fixed-rate option and you assume the risk that the rates we set might not exceed the minimum guaranteed rate. GIAC guarantees your principal and interest under this option. See The fixed-rate option.

Loan Risks
--------------------------------------------------------------------------------
Loans reduce the amount of policy account value available for withdrawal or surrender, or the amount we pay on the insured's death, by the amount of the indebtedness. Your policy may lapse if your indebtedness reduces the cash surrender value to zero. A loan also may have tax consequences.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

Provided the money in your policy is not being held as collateral against a loan, you can transfer it among the variable investment options, and into the fixed-rate option, at any time. Your net premiums and policy account value may be allocated to up to seven allocation options at any time. We limit transfers out of the fixed-rate option. See The fixed-rate option.

Surrender and Withdrawal Risks
--------------------------------------------------------------------------------
The policy is designed to meet long-term financial goals. Surrenders and partial withdrawals may have tax consequences.

DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's unloaned cash surrender value. The unloaned cash surrender value is your policy account value minus any surrender charges and policy debt. Policy debt is made up of all unpaid policy loans, plus the accumulated and unpaid interest on those loans.

You may also, within limits, borrow all or a portion of the loan value of your policy. There are risks associated with policy loans. When you take a policy loan, we transfer the amount of the loan out of the variable investment options and the fixed-rate option, and hold that amount in the Loan Collateral Account to serve as collateral. This loan collateral does not participate in the investment experience of those allocation options and the loan, therefore, can affect the policy value and death benefit over time whether or not the loan is repaid. Loans reduce the amount of your policy account value available for withdrawal or surrender, or the amount we pay on the insured's death, by the amount of any indebtedness. Your policy may lapse (terminate without value) if your indebtedness reduces the cash surrender value to zero. If you surrender the policy or allow it to lapse while a policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Finally, you may at any time surrender your policy for the net cash surrender value. The net cash surrender value is your policy account value minus any surrender charges and policy debt, plus any amounts paid as policy premium assessments beyond the next monthly date. After you surrender your policy, you no longer have insurance coverage and your policy cannot be reinstated. A surrender charge applies for 9 policy years after the issue date. It is possible that you will receive no net cash surrender value if you surrender your policy in the first few policy years. You should purchase the policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if you intend to surrender it or make partial withdrawals in the near future. We designed the policy to meet long-term financial goals. The policy is not suitable as a short-term investment.

Surrenders and partial withdrawals may have tax consequences.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   3
                                                                  --------------

Tax Risks
--------------------------------------------------------------------------------
While there is some uncertainty about the application of federal tax law to the policy, we believe it is reasonable to conclude that increases in the value of your policy should not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies.

HOW IS YOUR POLICY AFFECTED BY TAXES?

We believe it is reasonable to conclude that your Park Avenue Life policy will be treated as a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Assuming that your policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the policy account value until there is a distribution from the policy. Moreover, death benefits payable under a policy should be excludible from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although some other taxes, such as estate taxes, may apply.

Depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, an additional 10% tax may be imposed on surrenders, partial withdrawals, and loans taken before you attain age 59 1/2. If the policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a MEC are subject to the 10% additional tax. See Tax Considerations.

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the face amount of the policy

After your policy has been in force for one year, you may request a decrease in the face amount. The decrease must be at least $5,000, and the insured must be alive when we receive your request. The new face amount cannot be lower than GIAC's current minimum face amount.

Exchanging your Park Avenue Life policy for a fixed-benefit life insurance policy

You may exchange all or a portion of your Park Avenue Life policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates prior to the later of the second policy anniversary or the insured's attained age 70. There may be a credit or a cost to be paid. See Special features of your policy.

Canceling your policy after it has been issued

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within:

o     10 days after you receive your policy, or

o 45 days after you sign Part 1 of the completed application for your policy.

Longer periods may apply in some states. Once we receive your notice, we will refund all of the premiums you paid, and your policy will be considered void from the beginning. See Your right to cancel your policy.


--------------
4   PROSPECTUS                                                           SUMMARY
--------------

Could your policy lapse?
--------------------------------------------------------------------------------
Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt.

COULD YOUR POLICY LAPSE?

Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt. You must pay policy premiums in cash by the due date, unless you qualify and have signed up for your policy's Premium Skip Option or Automatic Premium Loan feature. We will tell you that you must make a loan repayment if the amount that you owe us becomes greater than your cash surrender value.

We will tell you if your policy is in danger of lapsing, and will keep your policy in force if we receive the required payment when requested. If your policy does lapse, we can continue your coverage for a limited time, or for a reduced amount, under one of the policy value options.

If your policy has lapsed and it has not been surrendered for its cash value, you may have up to five years to reinstate it. See Premiums (Premium Skip Option, Automatic Premium Loan, Grace Period and Reinstating your policy) and Policy value options.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   5
                                                                  --------------

--------------------------------------------------------------------------------
CHARGES AND DEDUCTIONS TABLES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that are payable when buying, owning, and surrendering the policy. If the amount of the charge varies depending on the individual characteristics of the policyowner or insured -- such as age, sex, duration, face amount and underwriting class -- the tables below show the maximum and minimum charges we assess under the policy and the charges for a typical insured. The charges may not be typical of the charges you will pay. The first table describes the fees and expenses that are payable at the time that you make the required initial or subsequent scheduled premium payments under the policy, surrender the policy, or transfer policy account value among the variable investment options and the fixed options.

-------------------------------------------------------------------------------------------------------------------------------
                                                       TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------
Premium Charge           When premium is paid             During each of the first 12         During each of the first 12
                                                          policy years, 8% of premiums        policy years, 8% of premiums
                                                          in a policy year up to one basic    in a policy year up to one basic
                                                          scheduled premium and 4% of         scheduled premium and 4% of
                                                          premiums in that policy year in     premiums in that policy year in
                                                          excess of one basic scheduled       excess of one basic scheduled
                                                          premium. After the 12th policy      premium. After the 12th policy
                                                          year, 4% of premiums in a           year, 4% of premiums in a
                                                          policy year up to one basic         policy year up to one basic
                                                          scheduled premium.(1)               scheduled premium.(1)
-------------------------------------------------------------------------------------------------------------------------------
Modality Charge          When premium is paid, if         If premium paid semi-annually:      If premium paid semi-annually:
                         premium is paid more             premium is 3.00% more than          premium is 3.00% more than
                         frequently than annually         if paid annually.                   if paid annually.

                                                          If premium paid quarterly:          If premium paid quarterly:
                                                          premium is 5.06% more than          premium is 5.06% more than
                                                          if premium paid annually.           if premium paid annually.

                                                          If premium paid monthly:            If premium paid monthly:
                                                          premium is 3.00% more than          premium is 3.00% more than
                                                          if premium paid annually.           if premium paid annually.
-------------------------------------------------------------------------------------------------------------------------------
Premium Skip             Annually, upon the selection     An amount equal to the policy       An amount equal to the policy
Option                   of the Premium Skip Option       premium assessments multi-          premium assessments multi-
                                                          plied by [one minus the appli-      plied by [one minus the appli-
                                                          cable premium charge for the        cable premium charge for the
                                                          current policy year]                current policy year]
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge(2)
-------------------------------------------------------------------------------------------------------------------------------
Minimum first year       Upon full surrender or lapse     $2.82 per $1,000 of basic           $2.82 per $1,000 of basic sum
charge:                  of the policy within the first   sum insured                         insured
                         9 policy years after issuance
                         or within 9 policy years of
                         each increase in face amount
-------------------------------------------------------------------------------------------------------------------------------
Maximum first year       Upon full surrender or lapse     $55.22 per $1,000 of basic          $55.22 per $1,000 of basic
charge:                  of the policy within the first   policy face amount                  policy face amount
                         9 policy years after issuance
                         or within 9 policy years of
                         each increase in face amount
-------------------------------------------------------------------------------------------------------------------------------



--------------
6   PROSPECTUS                                                           SUMMARY
--------------


-------------------------------------------------------------------------------------------------------------------------------
                                                   TRANSACTION FEES (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge(2)
(continued)
-------------------------------------------------------------------------------------------------------------------------------
Charge for a male,       Upon full surrender or lapse     $7.34 per $1,000 of basic           $7.34 per $1,000 of basic
non-smoker, issue age    of the policy within the first   policy face amount                  policy face amount
30, in the preferred     9 policy years after issuance
plus underwriting        or within 9 policy years of
class, with a policy     each increase in face amount.
face amount of
$300,000 in the first
policy year
-------------------------------------------------------------------------------------------------------------------------------
Transfer Charge          Upon transfer                    $25 per transfer after the 12th     None
                                                          transfer in a policy year.
-------------------------------------------------------------------------------------------------------------------------------


---------
(1) The amount of the basic scheduled premium for a policy depends on the insured's age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of basic scheduled premium for a non-substandard rated policy is $3.13 per $1,000 of face amount and the maximum amount is $173.53 per $1,000 of face amount.
(2) The surrender charge decreases every year until it reaches 0% by the beginning of the 10th policy year following the initial face amount and each increase in face amount. Surrender charges vary based on the insured's age, sex, underwriting class and face amount for the initial face amount and each increase in face amount. The surrender charge shown in the table may not be representative of the charges you will pay. You can obtain more information about your surrender charge by contacting our customer service office.


                                                                  --------------
SUMMARY                                                           PROSPECTUS   7
                                                                  --------------

The next table describes the fees and expenses that are payable periodically during the time that you own the policy, not including the fees and expenses of the underlying fund companies. "Optional Charges" are the charges we deduct if you choose to add optional benefits by rider.


-------------------------------------------------------------------------------------------------------------------------------
                                                      PERIODIC FEES(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(2)
-------------------------------------------------------------------------------------------------------------------------------

Minimum first year       Monthly                          $0.06 per $1,000 of net amount      $0.03 per $1,000 of NAR
charge (non-                                              amount at risk (NAR) for
substandard policy):                                      underwriting class preferred
                                                          plus or preferred


                                                          $0.10 per $1,000 NAR for
                                                          underwriting class standard
-------------------------------------------------------------------------------------------------------------------------------
Maximum first year       Monthly                          $83.33 per $1,000 of NAR            $36.45 per $1,000 of NAR
charge (non-
substandard policy):
-------------------------------------------------------------------------------------------------------------------------------

Charge for a male,       Monthly                          $0.12 per $1,000 of NAR             $0.04 per $1,000 of NAR
non-smoker, issue age
30, in the preferred
plus underwriting class,
with a policy face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------
Mortality and            Monthly                          0.85% of the policy account         0.60% of the policy account
Expense Risk                                              value in the variable invest-       value in the variable invest-
Charge                                                    ment options through the 12th       ment options through the 12th
                                                          policy anniversary; after the       policy anniversary; after the
                                                          12th policy anniversary, 0.65%      12th policy anniversary, 0.40%
                                                          of the policy account value         of the policy account value in
                                                          in the variable investment          the variable investment options
                                                          options, up to the policy's         up to the policy's account
                                                          account value breakpoint, plus      value breakpoint, plus 0.20%
                                                          0.45% on the amount in              on the amount in excess of
                                                          excess of the policy's account      the policy's account value
                                                          value breakpoint.(3)                breakpoint.(3)
-------------------------------------------------------------------------------------------------------------------------------
Policy Charge            Monthly                          $7.50                               $7.50
-------------------------------------------------------------------------------------------------------------------------------
Administration
Charge(4)
-------------------------------------------------------------------------------------------------------------------------------


Minimum Charge           Monthly for the first 12 policy  $0.035 per $1,000 of base           $0.035 per $1,000 of base
                         years after issuance and after   policy face amount.                 policy face amount.
                         each face amount increase
-------------------------------------------------------------------------------------------------------------------------------
Maximum Charge           Monthly for the first 12 policy  $0.583 per $1,000 of base           $0.583 per $1,000 of base
                         years after issuance and after   policy face amount.                 policy face amount.
                         each face amount increase
-------------------------------------------------------------------------------------------------------------------------------


--------------
8   PROSPECTUS                                                           SUMMARY
--------------

-------------------------------------------------------------------------------------------------------------------------------
                                                PERIODIC FEES(1) (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------

Administration
Charge(4) (continued)

-------------------------------------------------------------------------------------------------------------------------------
Charge for a male,       Monthly for the first 12 policy  $0.099 per $1,000 of base           $0.099 per $1,000 of base
non-smoker, issue age,   years after issuance and after   policy face amount.                 policy face amount.
30, in the preferred     each face amount increase
plus underwriting class,
with a policy face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------
Interest on Policy       Annually on your policy          5% annually on all outstand-        5% annually on all outstand-
Loans                    anniversary                      ing policy debt until the 20th      ing policy debt until the 20th
                                                          policy anniversary; after the       policy anniversary; after the
                                                          20th policy anniversary, 4.5%       20th policy anniversary, 4.5%
                                                          for all outstanding and new         for all outstanding and new
                                                          policy loans.                       policy loans.
-------------------------------------------------------------------------------------------------------------------------------
Charges for optional
policy benefits(5,6)
-------------------------------------------------------------------------------------------------------------------------------
Adjustable renew-
able term rider
(ART)
-------------------------------------------------------------------------------------------------------------------------------
Minimum first year       With your scheduled premium      $1.00 per $1,000 of ART rider       $0.37 per $1,000 of ART rider
charge                   payment                          face amount for underwriting        face amount
                                                          class preferred plus or preferred

                                                          $1.14 per $1,000 of ART rider
                                                          face amount for underwriting
                                                          class standard
-------------------------------------------------------------------------------------------------------------------------------
Maximum first year       With your scheduled premium      $1,250 per $1,000 of ART rider      $441.65 per $1,000 of ART
charge                   payment                          face amount for all under-          rider face amount.
                                                          writing classes
-------------------------------------------------------------------------------------------------------------------------------
First year charge for    With your scheduled premium      $1.48 per $1,000 of ART rider       $0.52 per $1,000 of ART rider
a male, non-smoker,      payment                          face amount                         face amount
issue age 30, in the
preferred plus under-
writing class, with a
policy face amount of
$300,000 and ART
rider face amount of
$350,000
-------------------------------------------------------------------------------------------------------------------------------
Accidental death
benefit rider (ADB)
-------------------------------------------------------------------------------------------------------------------------------
Minimum first year       With your scheduled premium      $0.76 per $1,000 of ADB face        $0.76 per $1,000 of ADB face
charge                   payment                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------
Maximum first year       With your scheduled premium      $1.34 per $1,000 of ADB face        $1.34 per $1,000 of ADB face
charge                   payment                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------



                                                                  --------------
SUMMARY                                                           PROSPECTUS   9
                                                                  --------------

-------------------------------------------------------------------------------------------------------------------------------
                                                PERIODIC FEES(1) (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------
ADB (continued)
-------------------------------------------------------------------------------------------------------------------------------
Charge for a male,       With your scheduled premium      $0.78 per $1,000 of ADB face        $0.78 per $1,000 of ADB face
non-smoker, issue        payment                          amount annually                     amount annually
age 30, in the
preferred plus
underwriting class,
with a policy face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed purchase
option rider (GPO)
-------------------------------------------------------------------------------------------------------------------------------
Minimum first year       With your scheduled premium      $0.24 per $1,000 of GPO face        $0.24 per $1,000 of GPO face
charge                   payment                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------
Maximum first year       With your scheduled premium      $3.45 per $1,000 of GPO face        $3.45 per $1,000 of GPO face
charge                   payment                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------
Charge for a male,non-   With your scheduled premium      $0.74 per $1,000 of GPO face        $0.09 per $1,000 of GPO face
smoker, issue age 30,    payment                          amount annually                     amount annually
in the preferred plus
underwriting class
with a policy face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------
Waiver of premium
rider
-------------------------------------------------------------------------------------------------------------------------------
Minimum charge           With your scheduled premium      $0.05 per $1,000 of base policy     $0.05 per $1,000 of base policy
                         payment                          face amount annually                face amount annually
-------------------------------------------------------------------------------------------------------------------------------
Maximum charge           With your scheduled premium      $3.07 per $1,000 of base policy     $3.07 per $1,000 of base policy
                         payment                          face amount annually                face amount annually
-------------------------------------------------------------------------------------------------------------------------------
Charge for a male,       With your scheduled premium      $0.14 per $1,000 of base policy     $0.14 per $1,000 of base policy
issue age 30, in the     payment                          face amount annually                face amount annually
preferred plus
underwriting class,
with a policy face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------
Combined waiver of
premium rider(7)
-------------------------------------------------------------------------------------------------------------------------------
Minimum charge           With your scheduled premium      Minimum charge: $0.29 per           Minimum charge: $0.29 per
                         payment                          $1,000 of base policy face          $1,000 of base policy face
                                                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------
Maximum charge           With your scheduled premium      Maximum charge: $2.48 per           Maximum charge: $2.48 per
                         payment                          $1,000 of base policy face          $1,000 of base policy face
                                                          amount annually                     amount annually
-------------------------------------------------------------------------------------------------------------------------------



--------------
10  PROSPECTUS                                                           SUMMARY
--------------

-------------------------------------------------------------------------------------------------------------------------------
                                                PERIODIC FEES(1) (continued)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Amount Deducted
-------------------------------------------------------------------------------------------------------------------------------
         Charge              When Charge is Deducted        Maximum Guaranteed Charge                Current Charge
-------------------------------------------------------------------------------------------------------------------------------
Waiver of term
premium rider
-------------------------------------------------------------------------------------------------------------------------------
Minimum charge:          With your scheduled premium      Minimum charge: $0.05 per           Minimum charge: $0.05 per
                         payment                          $1,000 of term insurance            $1,000 of term insurance
                                                          benefit annually                    benefit annually
-------------------------------------------------------------------------------------------------------------------------------
Maximum charge:          With your scheduled premium      Maximum charge: $4.05 per           Maximum charge: $4.05 per
                         payment                          $1,000 of term insurance            $1,000 of term insurance
                                                          benefit annually                    benefit annually
---------------------------------------------------------------------------------------------------------------------------
Charge for a male,       With your scheduled premium      $0.07 per $1,000 of term            $0.07 per $1,000 of term
issue age 30, in the     payment                          insurance benefit annually          insurance benefit annually
preferred plus
underwriting class,
with a term face
amount of $300,000
-------------------------------------------------------------------------------------------------------------------------------

(1) Monthly fees are not deducted after the policy anniversary closest to the insured's 100th birthday.
(2) The cost of insurance charge varies based on the insured's age, policy duration, sex, underwriting class and face amount for the initial face amount and each increase in face amount. Any additional rating charges applicable to insureds who do not satisfy our insurance requirements for standard insurance are added to the cost of insurance charge. The cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
(3) The "account value breakpoint" is equal to $100,000 less any policy account value allocated to the fixed-rate option available under the policy, but not less than zero.
(4) The administration charge is based on the insured's age, sex, and underwriting class for the initial face amount and each increase in face amount. The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
(5) There is no charge for the Select security rider, the Exchange of insureds, or the Simplified insurability option rider.
(6) Charges for the Adjustable renewable term rider, the Accidental death benefit rider, the Guaranteed purchase option rider, Waiver of premium rider, and Waiver of term premium rider vary based on individual characteristics of the insured. The charges shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
(7) The charge for the Combined waiver of premium rider varies based on individual characteristics of the insured. It is normally purchased by a parent who is buying a policy on the life of a child, and is only available when the insured is a juvenile. Because the representative insured for this policy is a 30 year old, this rider would not have been available and, therefore, no representative charge is shown.

The next table describes the underlying mutual fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds for the fiscal year ended 2003. More detail concerning these fees and expenses is contained in the prospectus for each underlying mutual fund.


Annual Underlying Mutual Fund Operating Expenses (expenses that are deducted from the assets of the underlying mutual funds).

                                                                    Minimum        Maximum
                                                                    -------        -------

  Total Gross Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)                   0.40%   --     1.82%


The fee and expense information regarding the underlying fund portfolios was provided by those portfolios.


                                                                  --------------
SUMMARY                                                           PROSPECTUS  11
                                                                  --------------

The Park Avenue Life policy diagram(1)

--------------------------------------------------------------------------------

------------------------------------------------------
                                               Less
   POLICY PREMIUMS          o-------------------------> Policy premium
------------------------------------------------------    assessments:
                                                        o Rider premiums
                                                        o Rating charges
------------------------------------------------------
                                               Less
 UNSCHEDULED PAYMENTS           o---------------------> Premium charge
------------------------------------------------------
          |
          |
          |
------------------------------------------------------
POLICY ACCOUNT VALUE
------------------------------------------------------

------------------------------------------------------
THE SEPARATE ACCOUNT
------------------------------------------------------

------------------------------------------------------
THE MUTUAL FUNDS                               Less
(including any investment   o------------------------->  Advisory fees and
return):                                                 other expenses

Guardian Investor Services LLC
The Guardian Stock Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC 500 Index Fund
The Guardian VC Low Duration Bond Fund
The Guardian Small Cap Stock Fund
The Guardian Bond Fund
The Guardian Cash Fund
The Guardian UBS VC Large Cap Value Fund
The Guardian UBS VC Small Cap Value Fund

Guardian Baillie Gifford Limited
Baillie Gifford International Growth Fund
Baillie Gifford Emerging Markets Fund

Value Line, Inc.
Value Line Centurion Fund
Value Line Strategic Asset Management Trust

Gabelli Funds, LLC
Gabelli Capital Asset Fund                     Less
                                o---------------------> Monthly deductions
Davis Selected Advisors, LP                             o Policy charge
Davis Financial Portfolio                               o Administration charge
Davis Real Estate Portfolio                             o Guaranteed insurance
Davis Value Portfolio                                     amount charge
                                                        o Charge for the cost
Janus Capital Management LLC                              of insurance
Janus Aspen Mid Cap Growth Portfolio                    o Mortality and expense
Janus Aspen Capital Appreciation Portfolio                risk charge
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

Massachusetts Financial Services Company
MFS Emerging Growth Series
MFS Total Return Series
MFS Investors Trust Series
MFS Research Series
MFS New Discovery Series

A I M Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
INVESCO VIF-Utilities Fund

Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Mid Cap Portfolio

Alliance Capital Management L.P.
AllianceBernstein Growth & Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio
-----------------------------------------------------

-----------------------------------------------------
FIXED-RATE OPTION            LOAN COLLATERAL ACCOUNT
(plus interest credited)     (plus interest credited)
-----------------------------------------------------
                            |
                            |                  Less
                            --------------------------> Transaction deductions:
                            |                           o Surrender charge
                            |                           o Premium skip option
==================================                        deduction
CASH SURRENDER VALUE
==================================
                            |
                            |                  Less
                            --------------------------> Policy debt
                            |
                            |
==================================
UNLOANED CASH SURRENDER VALUE
==================================
                            |
                            |                  Plus
                            --------------------------> Policy premium
                            |                           assessments paid beyond
                            |                           next monthly date
==================================
NET CASH SURRENDER VALUE
==================================

--------------------------------------------------------------------------------

(1) This diagram excludes the transfer charge which is not being imposed currently. Interest on policy debt and repayments of policy debt are also not reflected in the diagram.


--------------
12  PROSPECTUS                                                           SUMMARY
--------------

--------------------------------------------------------------------------------
ABOUT THE PARK AVENUE LIFE POLICY
--------------------------------------------------------------------------------

THIS SECTION provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These terms of your policy will be outlined in the policy we send you.
--------------------------------------------------------------------------------

Issuing the policy
--------------------------------------------------------------------------------
A Park Avenue Life insurance policy must have a face amount of at least
$100,000.

ISSUING THE POLICY

A Park Avenue Life insurance policy must have a face amount of at least $100,000 ($125,000 for the pension trust version of the policy). To issue a policy:

o the insured must be age 80 or under (age 15-80 for the pension trust version of the policy) and meet our insurance requirements, and

o     you must live in a state or jurisdiction in which we offer the policy.

If you are interested in exchanging an existing policy for a Park Avenue Life policy, we recommend that you speak with your lawyer or tax adviser first. Replacing your existing policy may not be advantageous.

Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the policy with the same benefits for men and women.

Backdating your policy

Under certain circumstances we will backdate your policy if you ask us to, giving you a policy date up to six months before the application was actually signed. Backdating your policy may be beneficial if, for example, it would allow you to qualify for a lower premium because the insured was younger on the policy date. To backdate a policy you must pay all policy premiums that would have been due from the backdated policy date. We deduct the monthly deductions due from the backdated policy date to the issue date.

The Policyowner
--------------------------------------------------------------------------------
The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else. Except for transfers, all of the policy's joint owners must approve policy transactions or changes in writing, including assigning ownership of the policy to someone else. When a joint policyowner dies, we will divide his or her share of the policy equally among the other policyowners, unless the deceased policyowner has indicated otherwise.


                                                                  --------------
ABOUT THE PARK AVENUE LIFE POLICY                                 PROSPECTUS  13
                                                                  --------------

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request. Changing the policyowner may have tax consequences.


If you are not the insured and die before the insured, your estate (or if there had been joint owners, the estate of the last surviving joint owner) becomes the policyowner, unless you have named someone to take over ownership of the policy (a successor owner). If you are both the policyowner and the insured, a successor owner may not be named because the policy ends when you die.

The Beneficiary
--------------------------------------------------------------------------------
The beneficiary is the person you name to receive the proceeds when the insured dies.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. You can change the beneficiary until the insured dies. Also, you may name a "contingent" beneficiary, who will receive the proceeds if the first beneficiary dies before the insured, or a second or "concurrent" beneficiary who will receive a portion of the proceeds when the insured dies. The beneficiary must live longer than the insured to qualify as a beneficiary and has no rights under the policy until the insured dies. If the insured outlives all of the beneficiaries named in the policy, then the policyowner or the policyowner's estate becomes the beneficiary.

If you want to change the beneficiary, you must give us your instructions in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.


--------------
14  PROSPECTUS                                 ABOUT THE PARK AVENUE LIFE POLICY
--------------

--------------------------------------------------------------------------------
BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

Death benefit options
--------------------------------------------------------------------------------
You have a choice of two death benefit options with this policy. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2. See accompanying text for details.

DEATH BENEFIT OPTIONS

You have a choice of two death benefit options with this policy. You should choose the death benefit option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2.

Option 1

Under Option 1, your death benefit is the greater of:

o     the face amount on the date of the insured person's death,

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if the policy account value increases, the net amount at risk decreases. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Option 2

Under Option 2, your death benefit is the greater of:

o the face amount on the date of the insured person's death, plus the amount by which the policy account value, as of the monthly date before the insured's death, exceeds the interpolated benchmark value,

o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if your investments perform well or you make unscheduled payments, your policy account value may increase enough to increase your death benefit. If your investments perform poorly, your death benefit could be lower, but it will never be lower than the face amount. Investment performance and unscheduled payments do not affect your net amount at risk under this option, if the policy account value exceeds the benchmark value.

Regardless of which option you choose, after the policy anniversary closest to the insured's 100th birthday the death benefit is the policy account value. The tax consequences of continuing the policy beyond the insured's 100th birthday are unclear. You should consult a tax adviser for more information.

If you make a partial withdrawal from your policy between the most recent monthly date and the death of the insured, the proceeds of the death benefit under either option will be reduced by the amount of your withdrawal.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  15
                                                                  --------------

--------------------------------------------------------------------------------
Minimum death benefit

The minimum death benefit required under Section 7702 of the Internal Revenue Code on any monthly date is $1,000 multiplied by the policy account value, then divided by the interpolated net single premium per $1,000 for the insured's attained age, sex, and premium class. The net single premium on any monthly date is determined by interpolation between the net single premiums for the policy anniversaries immediately before and after that monthly date. The net single premium is adjusted to the monthly date immediately before the insured's death. You will find a table of net single premiums in your policy.
--------------------------------------------------------------------------------

THE VARIABLE INSURANCE AMOUNT

The variable insurance amount provides a guarantee that your policy's death benefit will be greater than its face amount if the policy account value exceeds the net single premium on any policy review date. We calculate the variable insurance amount for each year of your policy after the first policy anniversary by multiplying $1,000 by the policy account value on the policy review date and then dividing that number by the net single premium per $1,000 that applies for that policy review date. If you reduce the face amount of your policy, the variable insurance amount is reduced by the same amount that the base policy is reduced. If you make a partial withdrawal from your policy, the variable insurance amount will be reduced by the full amount of the partial withdrawal (including any reduction-free amount). See Special features of your policy (Partial withdrawals and Decreasing the face amount). The net single premium for a policy review date is based on the net single premiums for the policy anniversaries immediately before and after the policy review date, and is then adjusted for the number of days that the policy review date falls between these anniversaries.

ADJUSTABLE RENEWABLE TERM RIDER

At issue and at policy anniversaries you may choose to add an annual renewable term rider (the "term rider") if the insured is between ages 20 and 80 (70 in New York).

The rider provides term insurance to supplement the base policy. By adding this rider to a Park Avenue Life policy, you can increase the insurance coverage provided by the entire contract. Generally, term insurance is intended to fill a temporary insurance need, and permanent (whole life)insurance, such as that provided by the base policy, is intended to fill long-term insurance needs. Term insurance is generally more economical for short periods, while permanent insurance is generally more economical over longer periods. If you have a short-term need for more insurance protection, it may be in your interest to supplement a Park Avenue Life policy with this rider. When the need abates, the rider can be terminated without triggering surrender charges.

Where permitted by state law, the term rider provides a level death benefit to age 100 (age 80 in New York). The face amount of your term rider, if any, plus the face amount of your base policy are the two components of your target benefit. The minimum term rider face amount is $50,000; the maximum term rider face amount is four times the base policy face amount.

Premiums for your term rider are equal to the premium rate multiplied by the term insurance benefit. The term insurance benefit is initially set at the term rider face amount. It is reset annually in the following manner.


--------------
16  PROSPECTUS                                        BENEFITS AND POLICY VALUES
--------------

On each policy review date, the variable insurance amount is calculated for the coming year. See The variable insurance amount. The term insurance benefit for the coming year is the amount obtained by subtracting the variable insurance amount from the target benefit, but will not exceed the face amount of the term rider.

You should consider several factors in deciding whether to purchase coverage under the base policy or under the term rider.

o     The term rider has no additional surrender charges.

o The amount of premium charges you will pay may be less if you purchase coverage under the term rider, rather than the base policy, but the cost of the term rider is reflected in policy premium assessments.

o The term rider does not affect the administration charge or the guaranteed minimum death benefit charge.

You may cancel or reduce the term rider face amount at any time. The minimum reduction is $5,000 unless the reduction is the result of a partial withdrawal. You may not reduce the term rider face amount to an amount less than the minimum of $50,000. If you reduce the face amount of the term rider, we may also need to reduce the term insurance benefit simultaneously, so that it does not exceed the term rider face amount. Your term rider face amount will also be reduced by the amount of any reduction-free partial withdrawal. See Special features of your policy (Decreasing the face amount). If the base policy face amount is reduced, the term rider face amount may need to be reduced to maintain a maximum four to one ratio of term rider face amount to base policy face amount. In addition, any reduction in the base policy face amount or the term rider face amount will reduce the target benefit, which may affect the term insurance benefit in subsequent years.

The term rider can be converted in the first ten policy years to permanent life insurance issued by GIAC or Guardian Life. You will not need to provide evidence of insurability. The permanent life insurance will be issued based on the insured's attained age at the time of conversion. Should you choose to convert only a part of the term rider, the term rider face amount will be reduced by the amount converted. The remaining term rider face amount must be greater than the minimum term rider face amount.

Coverage under the term rider will affect the calculation of premiums for determining whether your policy is a modified endowment contract.

CHANGING YOUR DEATH BENEFIT OPTION

After the first anniversary of your policy, you may change the death benefit option once each policy year, as long as the insured is alive. Changes to your death benefit option will take effect on the monthly date after we receive the request, and will not affect the face amount of your policy. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.

We will not approve a change from Option 1 to Option 2 if your policy premiums are being waived under a waiver of premium rider.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  17
                                                                  --------------

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your policy when we receive proof that the insured has died while the policy was in effect. If there is reason to dispute the policy, then we may delay the payment of death benefits. See Limits to GIAC's right to challenge a policy.

POLICY VALUES

The following is a detailed breakdown of how we calculate the different values associated with your policy.

Amounts in the Separate Account

Any net premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will sell these shares when you make a withdrawal, transfer or take a policy loan, or when we withdraw your monthly deductions, or make dollar cost averaging transfers. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction. To reflect how investment performance affects policy account value, we determine a unit value for each variable investment option. Unit values will vary among variable investment options.

To calculate the value of your investment in a particular variable investment option, multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of mutual fund shares. We calculate the unit value for each variable investment option at the end of each business day. Note that you bear all risks associated with the investments in the Separate Account.

Policy account value

This is the total value of the investments held in your policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any policy values that may be in the Loan Collateral Account as collateral for a policy loan. It is calculated as:

o     net premiums that you contribute to your policy; plus or minus

o any profit or loss generated by your policy account value in the variable investment options; plus

o any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Collateral Account; minus

o     your total monthly deductions; minus

o     any partial withdrawals you've made; minus

o     any transfer charges; minus

o     any Premium Skip Option deductions.

Policy account value varies from day to day. We do not guarantee a minimum policy account value.


--------------
18  PROSPECTUS                                        BENEFITS AND POLICY VALUES
--------------

Cash surrender value, unloaned cash surrender value and net cash surrender value
--------------------------------------------------------------------------------
Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 9 policy years. Unloaned cash surrender value is the cash surrender value minus any policy debt. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy.

Cash surrender value, unloaned cash surrender value and net cash surrender value

Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 9 policy years. Unloaned cash surrender value is the cash surrender value minus any policy debt. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy. It is your policy account value minus any surrender charges and policy debt, plus any policy premium assessments you've paid covering the period beyond the next monthly date.

Benchmark value
A hypothetical account value that we use as a guide, comparing it against the policy account value or cash surrender value when we determine:

o whether your death benefit has increased above the face amount, and if so by how much, if you've chosen Option 2

o     if you can skip a premium under the Premium Skip Option

o     if you can make a partial withdrawal, and

o any change in your basic scheduled premium after the guaranteed premium period has ended.

Your policy's benchmark value for each policy year is set out in your policy. To calculate your policy's benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your given day is between these anniversaries. GIAC does not guarantee that the policy account value will equal or exceed the benchmark values set forth in the policy. See Special terms used in this prospectus for complete description of benchmark value.

Tabular account value

This is the value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. For a full explanation, see Special terms used in this prospectus. GIAC does not guarantee that the policy account value will equal or exceed the tabular account values set forth in the policy.


                                                                  --------------
BENEFITS AND POLICY VALUES                                        PROSPECTUS  19
                                                                  --------------

--------------------------------------------------------------------------------
PREMIUMS, DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUMS

There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium.

After you pay your first policy premium and your policy takes effect, you will normally pay policy premiums once a year until the death of the insured, or until the policy anniversary nearest the insured's 100th birthday. You can, however, ask to pay policy premiums semi-annually, quarterly, monthly through an automatic payment plan, or at any other interval that we agree to. These periodic premium payments must be at least $100 unless you are paying through an automatic payment plan. The minimum premium payment we will accept under an automatic payment plan is $25. The total of your periodic policy premium payments for a policy year will be higher than if you make one annual premium payment. We calculate the amount of each periodic policy premium by taking your annual policy premium and multiplying it by a factor, as shown in the table below.

Paying your premiums

                                                              Difference in cost
                                                                from paying your
Payment frequency                  Factor                      premiums annually
--------------------------------------------------------------------------------
Semi-annual                        .515                               3.00% more
--------------------------------------------------------------------------------
Quarterly                          .26265                             5.06% more
--------------------------------------------------------------------------------
Monthly                            .085833                            3.00% more
--------------------------------------------------------------------------------

The value of the investments in your policy can be affected either positively or negatively by choosing to pay your policy premiums periodically. To change the frequency of your payments you must make your request in writing to us. If we receive your request too close to your payment date and are unable to make the change in time, we will make the change effective for the next scheduled payment.

GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not deemed acceptable under these rules will be returned to the policyowner and not credited to the policy.

Basic scheduled premiums

The basic scheduled premium, together with any policy premium assessments, is the policy premium you must pay each year to keep your policy in force. The basic scheduled premium depends on your policy's face amount, the insured's age when the policy started, sex (unless gender-neutral rates are required by law), and premium class. Your policy will show your basic scheduled premium.


--------------
20  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

Guaranteed premium period
--------------------------------------------------------------------------------
Your basic scheduled premium will not increase during the guaranteed premium period.

During the guaranteed premium period, we will not increase your basic scheduled premium. But we will decrease your basic scheduled premium if you reduce your policy's face amount. The guaranteed premium period starts on the policy date and ends on the policy anniversary closest to the insured's 75th birthday, or the tenth policy anniversary, whichever is later.

On the last policy review date before the guaranteed premium period ends, and on each subsequent policy review date, we review your policy. We will determine if your basic scheduled premium will change for each policy year after the end of the guaranteed premium period. If the policy account value is less than the benchmark value adjusted to the policy review date, then the basic scheduled premium will exceed the basic scheduled premium payable during the guaranteed premium period for your policy's current face amount. If the policy account value is greater than or equal to the benchmark value adjusted to the policy review date, then the basic scheduled premium will equal the basic scheduled premium payable during the guaranteed premium period for your policy's current face amount.

The basic scheduled premium payable for a policy year after the guaranteed premium period will never: (i) be less than the basic scheduled premium payable during the guaranteed premium period for your policy's current face amount, nor
(ii) exceed the maximum basic scheduled premium shown in your policy. You can find more detailed information on the recalculation of the basic scheduled premium after the guaranteed premium period ends in the Statement of Additional Information in the section entitled Additional Information About the Policy.

If you pay your policy premiums when they are due (or skip them under the Premium Skip Option), make no partial withdrawals, and repay any loans that you take against your policy, your policy will not lapse and will have a death benefit of at least the face amount listed in your policy until the policy anniversary closest to the insured's 100th birthday.

We will tell you of any change in your basic scheduled premium in the billing notices. You must send all policy premiums directly to us.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  21
                                                                  --------------

--------------------------------------------------------------------------------
Unscheduled payments

Making unscheduled payments towards your policy may cause it to be considered a modified endowment contract under the Internal Revenue Code, which has tax implications. There are certain restrictions on the total amount of unscheduled payments we permit, depending on how long your policy has been in force. We will return the portion of any unscheduled payment that exceeds the maximum you are allowed.
--------------------------------------------------------------------------------

Unscheduled payments

Under certain circumstances, you may make extra payments towards your policy, in addition to your regular policy premiums. By making these unscheduled payments you can add to your policy account value and possibly increase your death benefit under Death Benefit Option 2. Unscheduled payments must be at least $100, unless they are made at the same time as a regular policy premium payment.

You may not make an unscheduled payment:

o     if your policy premiums are being waived under a waiver of premium rider,

o     while a policy value option is in effect (see Policy value options), or

o on or after the policy anniversary closest to the insured's 100th birthday.

In the first policy year the maximum that you may contribute in unscheduled payments is the lesser of $1,000,000, or your basic scheduled premium for that year multiplied by the factor in the accompanying chart, based on the insured's age as of the policy date.

Unscheduled payments

Insured's age                                                             Factor
--------------------------------------------------------------------------------
0 to 35                                                                       17
--------------------------------------------------------------------------------
36 to 40                                                                      16
--------------------------------------------------------------------------------
41 to 45                                                                      15
--------------------------------------------------------------------------------
46 to 50                                                                      14
--------------------------------------------------------------------------------
51 to 55                                                                      13
--------------------------------------------------------------------------------
56 to 60                                                                      12
--------------------------------------------------------------------------------
61 to 65                                                                      11
--------------------------------------------------------------------------------
66 to 70                                                                      10
--------------------------------------------------------------------------------
71                                                                             9
--------------------------------------------------------------------------------
72                                                                             8
--------------------------------------------------------------------------------
73                                                                             7
--------------------------------------------------------------------------------
74                                                                             6
--------------------------------------------------------------------------------
75 to 80                                                                       5
--------------------------------------------------------------------------------

From the second to the tenth policy year, the maximum that you may contribute in unscheduled payments each policy year is the lesser of $500,000 or three times the basic scheduled premium payable during the guaranteed premium period for the current face amount of your policy.

We reserve the right to refuse an unscheduled payment if, after the first year of your policy, you have not made an unscheduled payment for three consecutive policy years.

After the tenth year of your policy, the total amount that you may contribute in unscheduled payments each policy year is the least of: i) 1.25 times the largest total of unscheduled payments in any of the three previous policy years, ii) three times your basic scheduled premium during your policy's guaranteed premium period for your current face amount, or iii) $500,000. If you have purchased, and there is in effect, an adjustable renewable term rider, the total amount that you may contribute in unscheduled payments in a given policy year, without evidence of insurability, will always be at least equal to the total amounts paid in the previous policy year. If you provide us with evidence that the insured meets our insurance requirements, you may be allowed to make additional unscheduled payments during a policy year, to a maximum amount of one basic scheduled premium payable during the guaranteed premium period for your policy's current face amount.


--------------
22  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

Regardless of how long your policy has been in force, if the Premium Skip Option is in effect the maximum that you may contribute in unscheduled payments will not be less than the policy premium for that year. There are further restrictions on making unscheduled payments to your policy within 45 days of the date Part 1 of your completed application form was signed, or 15 days after the issue date, whichever is later. See How your premiums are allocated.

Premium Skip Option
--------------------------------------------------------------------------------
After the first policy year, you may "skip" paying your annual policy premium, provided your policy meets certain requirements. (See accompanying text). You do not have to make up any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy.

Premium Skip Option

After the first policy year, you may "skip" paying your annual policy premium. You must tell us in writing that you want to put the Premium Skip Option into force by the end of the grace period for the first annual policy premium that you intend to skip. In the policy year that you initially elect this option, your policy must meet all of the following requirements:

o your policy account value on the later of the policy anniversary or the date the election is processed must exceed your policy's benchmark value on that date by at least the amount of the annual policy premium

o your unloaned cash surrender value on the later of the policy anniversary or the date the election is processed must equal or exceed your policy premium assessments for that policy year multiplied by [1 minus the applicable premium charge for the current policy year]

o     your policy premiums are not being waived under a waiver of premium rider.

In the policy years after the initial election of this option, your policy must meet all of the following requirements on the date that each premium is skipped:

o your policy account value must exceed your policy's benchmark value on that date by at least the amount of the annual policy premium

o your unloaned cash surrender value must equal or exceed your policy premium assessments for that policy year multiplied by [1 minus the applicable premium charge for the current policy year]

o     your policy premiums are not being waived under a waiver of premium rider.

You may inquire about your policy account value and your net cash surrender value by calling us at 1-800-441-6455 during normal business hours. We also provide these values, along with your policy's benchmark value as of the most recent policy anniversary, in your annual policy statement. You can find the benchmark value for each policy anniversary in your policy.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  23
                                                                  --------------

If the values in your policy fail to meet the criteria above, and your policy would lapse if a premium were skipped under the Premium Skip Option, we will notify you that you must pay the annual policy premium within your policy's grace period. See Grace period. When you receive this notice you have three choices. You may:

o     choose to pay the annual premium due

o choose to make more frequent, but lower, periodic policy premium payments. You must send your request for this change in writing, along with your payment, to our customer service office, or,

o if eligible, pay your policy premium through the policy's Automatic Premium Loan feature.

If we receive your first request to skip a premium during the grace period for that premium, and you meet our requirements, your request will be effective on the date we receive it. Otherwise, any premium you skip will be effective on the policy anniversary when your next annual policy premium would be due.

If you elect the Premium Skip Option, you will be placed on the annual payment mode. If you were paying your policy premiums on a periodic basis
(semi-annually, quarterly or monthly), you will still be responsible for all periodic payments up until the time the premium skip becomes effective.

While the Premium Skip Option is in effect, we will continue to send you annual policy premium billing notices. You may disregard these notices as long as your policy continues to meet the criteria for the Premium Skip Option. However, if you do send us a policy premium, we will consider it a cancellation of the Premium Skip Option.

When you skip a premium under this option, we will deduct on a policy anniversary from your policy account value an amount equal to any applicable policy premium assessments multiplied by [1 minus the applicable premium charge for the current policy year]. This amount will first be deducted proportionately from the portion of your policy account value invested in the variable investment options. If this is not enough to cover the deduction, we will take the remaining amount from the portion of your policy account value in the fixed-rate option. These deductions will reduce the amount invested in your Park Avenue Life policy, as well as the amount available for you to borrow from your policy.

We will continue to charge the monthly deductions described in Deductions and charges while the Premium Skip Option is in effect. The difference between the policy account value and the death benefit, the net amount at risk, will often increase at first when an annual policy premium is skipped. This increases the monthly cost of insurance charge.


--------------
24  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

The Premium Skip Option will remain in effect until:

o     we receive your written instructions to cancel the option, or

o we receive a payment from you that is credited to your account as a policy premium, or

o we receive your written request to pay premiums periodically instead of annually, or

o you no longer meet the requirements for exercising the premium skip option because your policy's unloaned cash surrender value or policy account value is no longer sufficient, or

o you no longer meet the requirements for exercising the premium skip option because you are not paying premiums under a waiver of premium rider.

You do not have to make up any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy after it has been canceled, as long as you continue to meet the requirements. Please note: If you use the Premium Skip Option, you will not be able to make policy premium payments until the next policy anniversary. You can still make unscheduled payments, within the prescribed limits. See Unscheduled payments.

Borrowing to pay premiums
--------------------------------------------------------------------------------
If you are eligible, you can borrow against your policy's loan value to pay your policy premiums.

Automatic premium loan

If you are eligible, you can borrow against your policy's loan value to pay your policy premiums. See Policy loans. You may request this feature when you first complete your policy application, or at any time during the life of the policy. We must receive your request in writing at our customer service office by the end of the grace period for the premium that you wish to pay through the Automatic Premium Loan.

You will not actually receive any money when you take out an Automatic Premium Loan. Instead, we will transfer the amount required to pay a policy premium from your unloaned policy account value into the Loan Collateral Account. The money will then be used to pay the required premium. The end of the grace period is considered to be the date the loan was made, and interest will be calculated from this date. If your policy's loan value is not enough to cover an overdue policy premium, we will not be able to make an Automatic Premium Loan and your policy may lapse.

If you have chosen both the Premium Skip Option and the Automatic Premium Loan feature, we will treat an overdue policy premium as a skipped premium before we initiate an Automatic Premium Loan. We will cancel your policy's Automatic Premium Loan feature if we receive a written request from you to do so.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  25
                                                                  --------------

Please note: If you use the Automatic Premium Loan feature you will not be able to make policy premium payments. You can still make unscheduled payments, within the prescribed limits. See Unscheduled payments.

See Policy loans and Tax considerations for additional information on the treatment of policy loans.

Crediting payments

If we receive a payment within 31 days before or after a policy premium due date that equals or exceeds the amount that is due, and you have not provided specific instructions, we will:

o     pay the policy premium,

o     then, repay any outstanding policy loans and accrued interest, and

o     finally, treat any remaining excess as an unscheduled payment.

We will use any other unidentified payments that we receive from you to:

o     pay any outstanding policy loans and accrued interest, and

o     then, credit your policy with an unscheduled payment.

We normally credit your payments and allocate the net premium as of the business day we receive it, so long as we receive it at our customer service office by the close of the business day, which is 4:00 p.m. New York City time. There are three exceptions:

o any payments that we receive before your policy has been issued will be held and credited on the issue date

o any payment that we receive within 31 days before a premium due date will have the portion of that payment covering your policy premium credited on the premium due date, and

o any payments that we receive after your policy has been issued that require additional underwriting will be held and credited as of the date the underwriting process is complete.

See How your premiums are allocated and Policy loans for specific information on how your payments are distributed among the fixed rate and variable investment options.

How your premiums are allocated

When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges (see Deductions and charges) is the net premium. We invest your net premiums in the fixed-rate and/or variable investment options according to your instructions. When net premiums have been invested they become part of your policy account value.


--------------
26  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

Investing net premiums
--------------------------------------------------------------------------------
When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges is the net premium. We invest your net premiums according to your instructions. When net premiums have been invested, they become part of your policy account value.

As part of your initial application, you tell us how you would like your net premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your net premiums are invested at any time by telling us in writing at our customer service office or by calling 1-800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form. The change will be effective on and after the date we receive your instructions at our customer service office, but will not affect any existing policy values. To change the allocation of these amounts, you must effect a transfer. See Transfers between the investment options.

Currently you may invest your net premiums and policy account value in up to 7 different allocation options at any one time, including the fixed-rate option. We reserve the right to change this number from time to time.

If you pay policy premiums or unscheduled payments i) within 45 days of signing
Part 1 of your application or ii) within 15 days of the issue date, whichever is later, only $100,000 may be invested in the variable investment options. Anything over this amount will be treated as an "excess net premium" and invested in The Guardian Cash Fund. This amount and any earnings from this money will be reallocated based on your investment instructions at the end of the later of (i) or (ii). Any amounts you have allocated to the fixed-rate option or The Guardian Cash Fund will not be counted towards the $100,000 limit and will be allocated to those options as of the business day we receive them.

Default

Unless you have chosen and qualify for the Premium Skip Option or the Automatic Premium Loan feature, your policy premiums must be paid when they are due. If you do not pay a policy premium by its due date, or if you have excessive policy debt, your policy will be in default.

You must pay annual policy premiums on your policy anniversary. You must pay periodic premiums on the monthly dates that we indicate for the frequency you choose. You must make a payment toward any loans you have taken from your policy if the amount of outstanding loans plus accrued interest is more than the cash surrender value of your policy. We will tell you if a loan repayment is required, how much you must repay, and when it is due.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  27
                                                                  --------------

Grace period

With the exception of your first policy premium, which puts your policy into force, you have a 31-day grace period for the payment of policy premiums and loan repayments followed by a 30-day late payment offer period. Your insurance coverage will continue in full during the grace period, but if the insured dies during the grace period we will deduct the amount of any outstanding policy premiums through the policy month of death, or unpaid policy debt, from the death benefit paid to the beneficiary. During the late payment offer period, your policy is placed under the nonforfeiture option selected and your insurance coverage ceases.

If we do not receive your payment before the end of the grace period and you have qualified for and chosen either the Premium Skip Option or the Automatic Premium Loan feature, your premium will be paid accordingly. Otherwise, your policy will lapse. When your policy lapses your insurance coverage ends, unless you elect a policy value option. If you are unable to continue paying the premiums on your policy you may surrender it for its net cash surrender value. In this event, we will pay you your policy's net cash surrender value, and all insurance coverage will end. See Policy value options and Surrendering your policy.

Reinstating your policy
--------------------------------------------------------------------------------
If your policy has lapsed, you may reinstate it up to five years after lapse, subject to certain conditions described in the text.

Reinstating your policy

During the late payment offer period, your policy can be reinstated without evidence of insurability by paying the required premium payment.

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to five years after your policy has lapsed. To reinstate your policy:

o we must receive your request for reinstatement in writing at our customer service office

o     the insured must be alive on the date the reinstatement takes effect

o     you must show that the insured meets our insurance requirements

o you must repay or reinstate any outstanding policy debt with interest. Interest will be compounded annually, at the rate that is in effect when you make your request, and

o you must pay us all overdue policy premiums with 6% interest compounded annually.

If you are reinstating your policy after a policy lapse based on excessive policy debt, and you are reinstating your policy loans, your payments must also include a loan repayment equal to policy debt minus 90% of the cash surrender value, calculated as of the date of default.

Your reinstated policy will have the same policy date, face amount and death benefit option as the policy that lapsed. You will have to re-apply for the Premium Skip Option and the Automatic Premium Loan feature if you want these features available for your reinstated policy.


--------------
28  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------

DEDUCTIONS AND CHARGES

GIAC makes various deductions and charges that are required to maintain your Park Avenue Life Policy. These deductions and charges help defray certain costs associated with the policies:

o the cost of underwriting, issuing and maintaining the policies, including preparing and sending billing notices, reports and policy owner statements, communications with insurance agents and other overhead costs.

o the risk that those insured under the policies may not live as long as we estimated when we issued the policy, and our administrative expenses may also be higher than expected.

o the cost of paying death benefits, especially in the early policy years when the policy account value may be far below the death benefit we pay if the insured dies.

o our sales and promotional expenses, commissions, and local, state and federal taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction.

The amount of a deduction or charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular policy. For example, the sales portion of the premium charge and the surrender charge may not cover all of our actual sales expenses for the policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. There may be a guaranteed, or maximum, charge and a current charge. The guaranteed or maximum charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the maximum charge. We will tell you if we increase these charges. Once deductions and charges are taken from your policy they do not contribute to the value of your policy.

All of the deductions and charges are summarized and explained below. Contact our customer service office for more information about the deductions and charges. For information regarding compensation paid for the sale of the policies, see Distribution of the policies.

TRANSACTION FEES

When you ask us to make certain transactions, we will take a transaction deduction from your policy account value. Except as described differently below, we will make these deductions from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  29
                                                                  --------------

Deductions and charges affecting policy premiums and unscheduled payments

Policy premium assessments

Policy premium assessments are charges we add to your basic scheduled premium, which together make up your policy premium. They cover the cost of any additional coverage you have added to your policy through riders, or any rating charges. Policy premium assessments may change if you change the riders attached to your policy, or if the circumstances that gave rise to rating charges change. We deduct this amount from each policy premium, but not from unscheduled payments.

Modality Charges

The total of your periodic policy premium payments for a policy year will be higher than if you make one annual premium payment. We calculate the amount of each periodic policy premium by taking your annual policy premium and multiplying it by a factor, as shown in the table below.


                                                              Difference in cost
                                                                from paying your
Payment frequency                Factor                        premiums annually
--------------------------------------------------------------------------------
Semi-annual                      .515                                 3.00% more
--------------------------------------------------------------------------------
Quarterly                        .26265                               5.06% more
--------------------------------------------------------------------------------
Monthly                          .085833                              3.00% more
--------------------------------------------------------------------------------

Premium charge

During each of the first 12 policy years after issue, a charge of 8% is deducted from each premium you pay until you have paid one basic scheduled premium in a policy year and 4% is deducted from premiums paid in excess of the basic scheduled premium. After the 12th year, this charge drops to 4% for premiums paid in a policy year until you have paid one basic scheduled premium in a policy year and no charge for premiums paid in excess of one basic scheduled premium.

Surrender charge

During the first 9 years of your policy, you pay a surrender charge if you:

o     surrender your policy, or

o     let your policy lapse.

This charge is a flat rate for every $1,000 of your policy's initial face amount. During the first policy year, the rate for your policy will be between $2.82 to $56.18 per $1,000, depending on the insured's age when the policy started, sex and premium class. The rate declines proportionally each year until it is zero after 9 years. The surrender charge for your policy is found on page 3 of your policy. We will make this deduction from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.

We do not reduce or deduct a surrender charge upon a change in death benefit option or upon a partial withdrawal. In addition, we do not reduce or deduct a surrender charge if you reduce or eliminate your


--------------
30  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------
coverage under a term rider, or reduce your face amount. The full surrender charge shown on page 3 of your policy is imposed if you either surrender your policy for its net cash surrender value or the policy lapses during the applicable surrender charge period. The surrender charge compensates us for administrative and sales-related expenses.

After we deduct any applicable surrender charge, a policy's net cash surrender value may be zero, particularly in the early policy years.

Premium skip option deduction

If you skip a premium under the Premium Skip Option, we will deduct an amount equal to any applicable policy premium assessments multiplied by [1 minus the applicable premium charge for the current policy year] from your policy account value that is not being held as collateral for a loan.

Transfer charge

You may transfer your policy account value among the allocation options. If you make more than 12 transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We will deduct the transfer charge from the allocation options from which you are making the transfer and will use this amount to cover our processing costs.

We will not deduct a transfer charge when:

o we transfer any excess net premiums and related earnings out of The Guardian Cash Fund (See How your premiums are allocated)

o you make multiple transfers under your policy's dollar cost averaging feature

o     we transfer amounts as part of your taking or repaying a policy loan, or

o you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.


Monthly deductions
--------------------------------------------------------------------------------
We deduct from the policy account value, on each monthly date, amounts to cover certain costs. These deductions are made proportionately from your investments in the fixed rate and variable investment options.

PERIODIC FEES

Monthly deductions from the policy account value

We deduct from the policy account value, on each monthly date, amounts to cover certain costs described below. These deductions are made proportionately from your policy account value in the fixed rate and variable investment options. We do not make these monthly deductions after the policy anniversary closest to the insured's 100th birthday.

A combination of unfavorable investment performance and ongoing monthly deductions can cause your policy account value to drop below zero. Even if this happens, your policy will not lapse as long as you pay all policy premiums when they are due, and there is no policy debt. However, we will continue to accrue monthly deductions, which will


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  31
                                                                  --------------
increase the negative balance of your policy account value. While your policy has a negative balance we will calculate the cost of insurance charges based on a policy account value of zero, and all net premiums, including net premiums resulting from unscheduled payments, will be used to reduce your policy's negative balance until your policy account value exceeds zero.

Policy and administration charges

We deduct a monthly charge of $7.50.

We also deduct a monthly charge based on the base policy face amount on each monthly date for the first 12 policy years after issue. The amount of this charge depends on the insured's age, sex and premium class when the policy is issued. This charge is not reduced if you decrease your face amount.

The charge will range from $0.035 to $0.583 per $1,000 of the base policy face amount. Your policy's charge is set forth in your policy.

Mortality and expense risk charge

We deduct this charge based on the policy account value in the variable investment options before any other monthly deductions are made. Through the twelfth policy anniversary, we deduct a monthly charge at a current annual rate of 0.60% of the policy account value in the variable investment options. Starting in the thirteenth policy year, we deduct a monthly charge at a current annual rate of 0.40% of the policy account value in the variable investment options, up to the account value breakpoint, and 0.20% on the amount in excess of the account value breakpoint. The account value breakpoint is equal to $100,000 less any policy account value allocated to the fixed-rate option, but not less than zero. This charge is guaranteed never to exceed the current charge stated above plus 0.25%.

Guaranteed Insurance Amount charge

This is a monthly charge of $0.01 per $1,000 of your policy's face amount. It is charged at the same rate for all policies and compensates us for guaranteeing a minimum death benefit even if the investments in your policy perform poorly. You will find the actual dollar amount of this charge in your policy. This charge supports the guarantee that no matter how unfavorable investment performance might be, the death benefit will never be less than the face amount if all policy premiums are paid when due, no partial withdrawals are taken and there is no policy debt.

Cost of insurance charge
--------------------------------------------------------------------------------
This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies.

Cost of Insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex, policy duration, face amount (including any term rider coverage), and premium class. The maximum that we can charge for each $1,000 of net amount at risk is set out in your policy and is based on the 1980 Commissioners' Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. The cost of insurance rate generally increases as the insured ages. Rates are currently


--------------
32  PROSPECTUS                                  PREMIUMS, DEDUCTIONS AND CHARGES
--------------
lower for policies with a face amount plus term rider face amount at least equal to $500,000. Our current cost of insurance rates are lower than the guaranteed maximum.

We calculate the cost of insurance charge by multiplying your policy's net amount at risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. The net amount at risk reflects the difference between the death benefit and the policy account value. The net amount at risk is affected by investment performance, loans, payments or premiums, fees and charges under the policy, death benefit option chosen, partial withdrawals, and decreases in face amount. Your net amount at risk is determined after all other monthly deductions have been withdrawn from your policy account.

We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed maximum rate listed in your policy.

Other deductions from policy account value

Interest on policy loans

If you have outstanding policy debt, we charge interest at an annual rate of 5%, payable in arrears until the 20th policy anniversary. After this the annual rate falls to 4.5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Collateral Account. We transfer the required amount from the Loan Interest Account to the Loan Collateral Account. If the amount in the Loan Interest Account is not sufficient to cover the loan interest due, any deficiency will be transferred proportionately from the amounts in the variable investment options and the fixed-rate option.

Deductions from the Separate Account

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

Deductions from Mutual Funds

Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses, which vary from year to year, are summarized in the Charges and deductions tables of this prospectus and described in more detail in each fund's prospectus.


                                                                  --------------
PREMIUMS, DEDUCTIONS AND CHARGES                                  PROSPECTUS  33
                                                                  --------------

--------------------------------------------------------------------------------
YOUR ALLOCATION OPTIONS
--------------------------------------------------------------------------------

AS PART OF YOUR POLICY you are able to direct where a portion of your premiums are allocated. There are several variable investment options and a fixed-rate option. You may choose up to seven allocation options at any time.
--------------------------------------------------------------------------------

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your net premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for the portion of your policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your net premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use them exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 31 investment divisions, each corresponding to a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC's Board of Directors on November 18, 1993 under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws.

Our Separate Account is registered with the SEC as a unit investment trust -- a type of investment company under the Investment Company Act of 1940 (the 1940
Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains or losses. Income, gains or losses credited to, or charged against, a variable investment option reflect that variable investment option's investment performance and not the investment performance of our other assets. GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the variable investment options are not available to meet the claims of GIAC's general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account.


--------------
34  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

Such assets can include GIAC's direct contributions to the Account, or the investment results attributable to GIAC's retained assets. Because such retained assets do not support policy account values, GIAC may transfer them from the Separate Account to its general account.

Each mutual fund is briefly described below. Complete information can be found in the accompanying fund prospectuses.

The Funds

Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. We buy and sell shares of the funds at their net asset value in response to your instructions and other policy-related transactions.



Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. For more information see Rights reserved by GIAC, and the prospectuses for the individual mutual funds.

Investment objectives and policies of the Funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser's other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund's investment objective, along with the typical investments that make up that fund. There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative. You can find more detailed information about the funds, including a description of risks and expenses, in the prospectuses for the funds that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.


The AIM, AllianceBernstein, Davis, Fidelity, Gabelli, Janus, MFS and Value Line funds are not affiliated with GIAC.



                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  35
                                                                  --------------

Variable investment options

Fund                      Investment objectives              Typical investments                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund   Long-term growth of capital        U.S. common stocks
---------------------------------------------------------------------------------------------------
The Guardian VC 500       Seeks to match the investment      Common stocks of companies
Index Fund                performance of the Standard &      in the S&P Index, which
                          Poor's 500 Composite Stock         emphasizes large U.S. Companies
                          Price Index ("the S&P Index")
---------------------------------------------------------------------------------------------------


The Guardian VC Asset     Long-term total investment         Shares of The Guardian VC 500 Index
Allocation Fund           return consistent with moderate    Fund, The Guardian Stock Fund,         Guardian Investor Services LLC
                          investment risk                    The Guardian Bond Fund, and            7 Hanover Square
                                                             The Guardian Cash Fund                 New York, NY 10004
---------------------------------------------------------------------------------------------------
The Guardian VC High      Current income; capital            Corporate bonds and other debt
Yield Bond Fund           appreciation is a secondary        securities rated below investment
                          objective                          grade
---------------------------------------------------------------------------------------------------
The Guardian VC Low       Seeks a high level of current      Investment grade debt obligations,
Duration Bond Fund        income consistent with             such as corporate bonds,
                          preservation of capital            mortgage-backed and asset-backed
                                                             securities and obligations of the
                                                             U.S. government and its agencies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC       Seeks to maximize total return,    Normally, at least 80% of the value
Large Cap Value Fund      consisting of capital              of the Fund's net assets is invested   Guardian Investor Services LLC
                          appreciation and current income    in equity securities issued by com-      (Adviser)
                                                             panies with large market capitali-     7 Hanover Square
                                                             zation at the time of purchase.        New York, NY 10004
---------------------------------------------------------------------------------------------------
The Guardian UBS VC       Seeks to maximize total return,    Normally, at least 80% of the value    UBS Global Asset Management
Small Cap Value Fund      consisting of capital              of the Fund's net assets is invested   (Americas) Inc. (Sub-adviser)
                          appreciation and current           in equity securities issued by         One North Wacker Drive
                          income                             companies with small market capitali-  Chicago, Illinois 60606 zation at the time of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond         Maximum income without undue       Investment grade debt obligations
Fund                      risk of principal; capital
                          appreciation is a secondary                                               Guardian Investor Services LLC
                          objective                                                                 7 Hanover Square
--------------------------------------------------------------------------------------------------- New York, NY 10004
The Guardian Cash Fund    High level of current income       Money market instruments
                          consistent with liquidity and
                          preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford           Long-term capital appreciation     Common stocks and convertible          Guardian Baillie Gifford Limited
International                                                securities issued by foreign             (Adviser)
Growth Fund                                                  companies                              Baillie Gifford Overseas Limited
---------------------------------------------------------------------------------------------------   (Sub-adviser)
Baillie Gifford           Long-term capital appreciation     Common stocks and convertible          Calton Square, 1 Greenside Row
Emerging Markets Fund                                        securities of emerging market          Edinburgh, EH1 3AN, Scotland
                                                             companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap    Long-term growth of capital        U.S. common stocks of                  Guardian Investor Services LLC
Stock Fund                                                   companies with small market            7 Hanover Square
                                                             capitalization                         New York, NY 10004
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset     Growth of capital; current         U.S. common stocks and                 Gabelli Funds, LLC (Gabelli)
Fund                      income a secondary objective       convertible securities                 One Corporate Center
                                                                                                    Rye, New York 10580-1422
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital          Growth of capital                  Common stocks
Appreciation Fund
(Series 1)
---------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities     Capital growth and income          Equity securities and equity-related   A I M Advisors, Inc. (AIM)
Fund (Series 1)(1)                                           instruments of companies engaged       11 Greenway Plaza, Suite 100
                                                             in the utilities-related industries    Houston, Texas 77046-1173
---------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of capital.       Equity securities judged to be under-
Fund (Series 1)           Income is a secondary objective    valued by the investment advisor
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein         Seeks to provide reasonable        Dividend paying common stocks
Growth & Income           current income and reasonable      of good quality; also fixed-income,
Portfolio (Class B)       opportunity for capital            convertible securities, and
                          appreciation                       securities of foreign issuers
---------------------------------------------------------------------------------------------------
AllianceBernstein         Seeks growth of capital by         Equity securities of a limited         Alliance Capital Management L.P.
Premier Growth            pursuing aggressive investment     number of large, carefully selected    (AllianceBernstein)
Portfolio (Class B)       policies                           high quality U.S. companies            1345 Avenue of the Americas
--------------------------------------------------------------------------------------------------- New York, New York 10105
AllianceBernstein         Seeks growth of capital and only   Securities of companies that use
Technology Portfolio      incidentally current income        technology extensively in the
(Class B)                                                    development of new or improved
                                                             products or processes
---------------------------------------------------------------------------------------------------
AllianceBernstein Value   Seeks long-term growth of          Diversified portfolio of equity
Portfolio (Class B)       capital                            securities
------------------------------------------------------------------------------------------------------------------------------------


(1) Effective April 30, 2004, pursuant to shareholder approval, the AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund. As a result of this merger, the AIM V.I. Global Utilities Fund ceased operations and is no longer being offered as an investment option under this policy.


--------------
36  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

Variable investment options

Fund                      Investment objectives              Typical investments                    Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------

Davis Financial           Long-term growth of capital        Common stocks of financial companies
Portfolio
---------------------------------------------------------------------------------------------------
Davis Real Estate         Total return through a             Securities issued by companies         Davis Selected Advisers, LP
Portfolio                 combination of growth and          that are "principally engaged"         (Davis)
                          income                             in real estate                         2949 East Elvira Road, Suite 101
--------------------------------------------------------------------------------------------------- Tucson, Arizona 85706
Davis Value Portfolio     Long-term growth of capital        U.S. common stocks of companies
                                                             with at least $10 billion market
                                                             capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund   Long-term capital appreciation     U.S. and foreign common stocks
Portfolio (Service                                           of companies believed to be
Class 2)                                                     undervalued
---------------------------------------------------------------------------------------------------
Fidelity VIP Equity-      Reasonable income; also            Income-producing equity
Income Portfolio          considers potential for            securities                             Fidelity Management & Research
(Service Class 2)         capital appreciation                                                      Company (Fidelity)
--------------------------------------------------------------------------------------------------- 82 Devonshire Street
Fidelity VIP Growth       Capital growth                     U.S. and foreign common stocks         Boston, MA 02109
Opportunities                                                Portfolio
(Service Class 2)
---------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap      Long-term growth of capital        Common stocks with medium
Portfolio (Service                                           market capitalization, both U.S.
Class 2)                                                     and foreign
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital       Long-term growth of capital        A nondiversified portfolio of
Appreciation Portfolio                                       equity securities of companies of
(Service Shares)                                             any size
---------------------------------------------------------------------------------------------------
Janus Aspen Growth        Long-term growth of capital        Common stocks of issuers of            Janus Capital Management LLC
Portfolio                 in a manner consistent with        any size                               (Janus)
(Service Shares)          preservation of capital                                                   151 Detroit Street
--------------------------------------------------------------------------------------------------- Denver, Colorado 80206
Janus Aspen Mid Cap       Long-term growth of capital        Equity securities of mid-sized
Growth Portfolio                                             companies
(Service Shares)
---------------------------------------------------------------------------------------------------
Janus Aspen Worldwide     Long-term growth of capital        Common stocks of foreign and
Growth Portfolio          in a manner consistent with        U.S. issuers; usually invests in at
(Service Shares)          preservation of capital            least five countries, including
                                                             the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth       Long-term growth of capital        Common stocks of emerging
Series (Initial Class)                                       growth companies of any size
---------------------------------------------------------------------------------------------------
MFS Investors Trust       Long-term growth of capital        Equity securities issued by U.S.
Series (Initial Class)    with a secondary objective to      and foreign companies
                          seek reasonable current income
---------------------------------------------------------------------------------------------------
MFS New Discovery         To seek capital appreciation       Equity securities of companies
Series (Initial Class)                                       that offer superior prospects for      Massachusetts Financial
                                                             growth, both U.S. and foreign          Services Company (MFS)
--------------------------------------------------------------------------------------------------- 500 Boylston Street
MFS Research Series       Long-term growth of capital        Equity securities of companies         Boston, MA 02116
(Initial Class)           and future income                  believed to possess better than
                                                             average prospects for long-term
                                                             growth
---------------------------------------------------------------------------------------------------
MFS Total Return Series   Above average income consistent    Broad list of securities, including a
(Initial Class)           with prudent employment of         combination of equity and fixed-
                          capital;  as a secondary           income, both U.S. and foreign
                          objective, to provide reasonable
                          opportunity for growth of capital
                          and income
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion      Long-term growth of capital        U.S. common stocks with
Fund                                                         selections based on rankings of
                                                             the Value Line Ranking System          Value Line, Inc.
--------------------------------------------------------------------------------------------------- (Value Line)
Value Line Strategic      High total investment return       U.S. common stocks with                220 East 42nd Street
Asset Management Trust    (current income and capital        selections based on rankings of the    New York, NY 10017
                          appreciation) consistent with      Value Line Ranking System, bonds
                          reasonable risk                    and money market instruments
------------------------------------------------------------------------------------------------------------------------------------


Some of these Funds may not be available in your state.


Some investment advisers (or their affiliates) may pay GIAC or GIS compensation for administration, distribution or other services provided with respect to the funds and their availability through the policy. Currently, these advisers include MFS, AIM, Fidelity, Davis, Gabelli, AllianceBernstein, and Value Line. The amount of this compensation currently ranges from .20% to .30% of the assets of the fund attributable to the policies issued by GIAC. GIAC or GIS may also receive 12b-1 fees. Currently, 12b-1 fees ranging from .08% to .40% of the assets of the fund attributable to the policies issued by GIAC from funds sponsored by Janus, Fidelity, Value Line, and AllianceBernstein are received.



                                                                  --------------
ALLOCATION OPTIONS                                                PROSPECTUS  37
                                                                  --------------

ALLOCATION OPTIONS

Fixed-rate option
--------------------------------------------------------------------------------
The net premiums or policy account value you allocate to the fixed-rate option earn a set rate of interest. Your policy account value in the fixed-rate option is backed by GIAC's general account.

THE FIXED-RATE OPTION

The net premiums you allocate to the fixed-rate option earn a set rate of interest. You may allocate some or all of your net premiums to the fixed-rate option, and may transfer some or all of your investments in the variable investment options into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See Transfers between the investment options. Your policy account value in the fixed-rate option is backed by GIAC's general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option
The total amount that you have invested in the fixed-rate option consists of:

o the portion of your net premiums and any loan repayments that you have allocated to this option, plus

o any amounts that you have transferred to this option from the variable investment options, plus

o     the interest paid on your policy account value in this option, minus

o any deductions, withdrawals or transfers from the fixed-rate option, including applicable charges.

Because different interest rates may be in effect as you make transfers and contributions throughout the year, your effective interest rate for that year may be a weighted average of the different rates which apply to the portions of your policy account value in the fixed-rate option. Interest accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. The minimum annual interest rate for the fixed-rate option is 4%. Interest rates may be changed at any time in our discretion. We are not obliged to pay more than 4% in interest, although we may choose to do so. Deductions from the fixed-rate option are made from amounts in the fixed-rate option in the order in which they were added, beginning with amounts held there the longest.


--------------
38  PROSPECTUS                                                ALLOCATION OPTIONS
--------------

--------------------------------------------------------------------------------
SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

Policy loans
--------------------------------------------------------------------------------
While the insured is alive, you may borrow all or a portion of the loan value of your policy by assigning your policy to us as collateral for your loan.

POLICY LOANS

While the insured is alive, you may borrow all or a portion of the loan value of your policy by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash surrender value of your policy on the date we receive your written request, minus

o     the amount of any outstanding policy debt.

You may not take a policy loan if your policy has lapsed and is being continued under the fixed-benefit extended term insurance policy value option.

Except for Automatic Premium Loans, the minimum loan amount is $500. If your policy's loan value is less than $500, we will not process a loan for less than the full amount of your policy's loan value. Generally, we will pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule). If you are taking an Automatic Premium Loan, you will not actually receive any money. Instead, the proceeds will be used to pay the policy premium that is due.

We will transfer the amount of your loan first proportionately from your policy account value in the variable investment options, and if this is insufficient, from your policy account value in the fixed-rate option, into our loan collateral account.

When taking out a policy loan, you should consider:

o amounts transferred out of the variable and fixed-rate options and into our loan collateral account are no longer affected by the investment experience, positive or negative, of those allocation options

o as a result, taking a policy loan will have a permanent effect on your policy account value, even once the loan is repaid in full

o the amount of your policy that is available for withdrawal or surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt

o if your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan or using your policy's Automatic Premium Loan feature. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans.


                                                                  --------------
SPECIAL FEATURES                                                  PROSPECTUS  39
                                                                  --------------

Interest on policy loans
--------------------------------------------------------------------------------
We charge interest at an annual rate of 5% on all outstanding policy debt, payable in arrears, until the 20th policy anniversary. After this point the annual rate falls to 4.5% for all existing and new policy loans.

Interest on your policy loan

We charge interest at an annual rate of 5% on all outstanding policy debt, payable in arrears, until the 20th policy anniversary. After this point the annual rate falls to 4.5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our loan collateral account, and add that interest to your policy debt. This is called capitalization of loan interest. The maximum amount of loan interest that can be capitalized is 100% of the net cash surrender value.

Amounts in the loan collateral account will earn interest at a minimum annual rate of 4%. Although this means that you are effectively paying a maximum of 1% interest on your policy loans, you are expected to pay the loan interest charged, when it is due.

Repaying your policy loan

You may repay all or part of any outstanding policy debt at any time while the insured is alive and the policy is in force, or has been continued after lapse under the reduced paid-up or variable reduced paid-up insurance policy value options. See Policy value options. Unless your loan repayment is made along with your policy premium, the minimum loan repayment amount is $100 or the outstanding balance of your policy debt, whichever is lower.

If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any policy debt. We will then increase the amount payable to the beneficiary by the amount of your repayment.

When you make a loan repayment, we transfer out of the loan collateral account the amount of your repayment, minus a proportional amount of any accrued interest owing, plus a proportional amount of any accrued interest we owe you on the amount that was being held in the loan collateral account. Your repayment will be credited first to the fixed-rate option, up to the amount that was deducted for your loan, then into the variable investment options according to your current allocation instructions. The amount credited to the fixed-rate option will earn the interest rate in effect at that time.

Transfers under your policy that are made in connection with policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than unscheduled payments.


--------------
40  PROSPECTUS                                                  SPECIAL FEATURES
--------------

If, on any monthly date, you owe more in loans and interest than your cash surrender value, we will notify you that a loan repayment is required for your policy to remain in force. Your policy will lapse 31 days after the default date set out in our notice if we do not receive a loan repayment equal to the policy debt minus 90% of the cash surrender value.

If the insured dies after we have sent this notice, but before the 31 days are up, we will pay the beneficiary the death benefit proceeds, minus any policy debt and unpaid interest.

Decreasing the face amount
--------------------------------------------------------------------------------
After the first policy year, you may request a reduction in your policy's face amount, which is the guaranteed minimum amount your policy will pay at death or maturity.

DECREASING THE FACE AMOUNT

After the first policy year, you may request a reduction in your policy's face amount, which is the guaranteed minimum amount your policy will pay at death or maturity, once each policy year. To do this we require that:

o you make your request in writing and we receive it at our customer service office

o     the insured is alive when we receive your request

o the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the partial withdrawal rules apply, and

o the new face amount is not lower than our minimum face amount, currently $100,000.

Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in face amount also may reduce the federal tax law limits on what you can put into the policy. In these cases, you may need to have a portion of the policy's cash value paid to you to comply with federal tax law.

A reduction in face amount can only take effect on a monthly date. This means that we will reduce your face amount on the monthly date coinciding with or next following the date we approve your request.

You cannot increase the face amount of your Park Avenue Life policy.

Partial withdrawals
--------------------------------------------------------------------------------
After the first policy year, you may withdraw part of your policy's cash surrender value. The minimum partial withdrawal is $500.

PARTIAL WITHDRAWALS

After the first policy year, you may withdraw part of your policy's cash surrender value. You must make your request for withdrawal in writing, and the insured must be alive when you make the withdrawal. The minimum partial withdrawal is $500.

If we approve your request, it will be effective as of the business day we receive it at our customer service office. The proceeds will normally be paid within seven days of the time we receive your request. We will only approve or process a partial withdrawal if, after giving effect thereto:

o your cash surrender value is greater than the adjusted interpolated benchmark value, and

o     your policy would have a positive unloaned cash surrender value.

We will tell you if you do not satisfy these conditions.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 41
                                                                   -------------

For the purpose of making partial withdrawals only, when you request a partial withdrawal, we will calculate the benchmark value adjusted to the date of the partial withdrawal as follows:

If we process your request on a policy anniversary, your policy's adjusted benchmark value will equal your policy's benchmark value on that date plus your basic scheduled premium payable during the guaranteed premium period for your policy's current face amount.

If we process your request on a date other than your policy anniversary, we determine the adjusted benchmark value by linear interpolation between the adjusted benchmark value on your last policy anniversary and the benchmark value on your next policy anniversary.

We reserve the right to limit the number of partial withdrawals to 12 in a policy year.

We will deduct the amount of your withdrawal as follows:

o     first, from the variable investment options that you specify

o if this amount is insufficient to meet your withdrawal request plus applicable charges, or you have not specified a particular variable investment option, then proportionately from the other variable investment options in which your policy is invested

o if these amounts are still insufficient to meet your withdrawal request, the remainder of the withdrawal will be deducted from your policy account value in the fixed-rate option.

A partial withdrawal will reduce your policy account value by the amount of the partial withdrawal. In addition the face amount will be reduced by the amount of any partial withdrawal that exceeds the reduction-free partial withdrawal amount. The reduction-free partial withdrawal amount is the maximum withdrawal that you can take, without triggering a reduction in your face amount. So if you wish to make a partial withdrawal that does not reduce your face amount, you should make a reduction-free partial withdrawal. The amount of your reduction-free partial withdrawal depends on the death benefit option in effect and is calculated as shown below. Any reduction-free partial withdrawal will reduce the term rider face amount, if applicable. See Primary insured term rider and Decreasing the face amount.

The tax consequences of making partial withdrawals are discussed under Tax considerations.


-------------
42 PROSPECTUS                                                   SPECIAL FEATURES
-------------

Surrendering your policy
--------------------------------------------------------------------------------
You may surrender your policy for its net cash surrender value while the insured is alive. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request.

SURRENDERING YOUR POLICY

You may surrender your policy for its net cash surrender value while the insured is alive. We will calculate your policy's net cash surrender value on the business day we receive your written request, which must include your policy, or an acceptable affidavit confirming that you've lost your policy, at our customer service office. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request. Your policy's net cash surrender value will be calculated as follows:

o your policy account value, including any amount held in the Loan Collateral Account, minus

o     any surrender charge, minus

o     any outstanding policy debt, plus

o any policy premium assessments that you have paid beyond the next monthly date.

--------------------------------------------------------------------------------

EXAMPLE

Surrender in policy year 5
--------------------------------------------------------------------------------
Male insured, Age 35
--------------------------------------------------------------------------------
Preferred Plus Premium Class
--------------------------------------------------------------------------------
Face Amount: $250,000
--------------------------------------------------------------------------------
Annual Policy Premium: $2,452.50
--------------------------------------------------------------------------------
Assuming 6% hypothetical gross return: (5.13% net return)
(See Appendix A)
--------------------------------------------------------------------------------
Policy Account Value                                         $9,009.66
----------------------------------------              --------------------------
Surrender Charge                                              1,227.50
----------------------------------------              --------------------------
Policy Debt                                                          0
----------------------------------------              --------------------------
Pre-paid Policy Premium Assessments                                  0
----------------------------------------              --------------------------
Net Cash Surrender Value                                     $7,782.16
--------------------------------------------------------------------------------

All insurance coverage will end on the day we calculate your policy's net cash surrender value. For a discussion of the tax consequences of surrendering your policy, see Tax considerations.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 43
                                                                   -------------

Transfers between the investment options
--------------------------------------------------------------------------------
You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

TRANSFERS BETWEEN THE INVESTMENT OPTIONS


You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the business day on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our customer service office or by calling 1-800-441-6455. Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). You can establish a PIN by sending us an executed Telephone Fund Transfer/Premium Allocation Change Form. Contact your Registered Representative or call 1-800-441-6455 to obtain a copy of this form.

If we receive your written or telephonic transfer request on a business day before 4:00 p.m. New York time, you will receive that day's unit values. Telephone transfer requests will be considered received before 4:00 p.m. if the telephone call is completed not later than 4:00 p.m. We will ask callers to provide identification and a personal security code for the policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.


The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.


Your net premiums and policy account value may not be allocated to or invested in more than seven of our allocation options at any one time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. You may request transfer of a percentage of a variable investment option or a dollar amount. If expressed as a percentage, the percentage must be a whole number. If you make more than twelve transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

The policy is not designed for market timing activity, frequent transfers and account rebalancing activity. A Fund may restrict or refuse purchases or redemptions of shares in its portfolio if the Fund determines that the activity is disruptive to the management of the portfolio's investments. If a Fund exercises its right to restrict or refuse transactions by the Separate Account as a result of your activity we will not process your transfer request. Further, GIAC may limit your right to make transfers or allocation changes if we determine that your transfers would have an



-------------
44 PROSPECTUS                                                   SPECIAL FEATURES
-------------
adverse effect on other policyowners. We make this determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates these parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other policyowners. We will not grant waivers to any policyowners who violate these parameters. Restrictions may be imposed without prior notice and make include, without limitation:


o     limiting the frequency of transfers to not more than one every 30 days;

o imposing a fee of $25 per transfer, if you make more than twelve transfers within a policy year;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your policy account value out of the fixed-rate option once each policy year. We must receive your request within 30 days of your policy anniversary. If we receive your request in the 30 days before your policy anniversary, we will make the transfer on your policy anniversary. If we receive your request in the 30 day period after your policy anniversary, we will make the transfer on the business day we receive your request. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

When you request a transfer from the fixed-rate option, the amounts that you have held in the fixed-rate option longest will be withdrawn first.

The maximum that you may transfer out of the fixed-rate option each policy year is either 33 1/3% of your allocation in the fixed-rate option on the policy anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 45
                                                                   -------------

Dollar cost averaging
--------------------------------------------------------------------------------
Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging, you purchase more units in the variable investment options when their share prices are low, and fewer units when prices are higher. In this way, dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

More detailed information about our dollar cost averaging program is available upon request from our customer service office.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under Death benefit options, and is payable when we receive proof that the insured has died while the policy was in effect. It will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o any policy premium assessments paid for coverage beyond the monthly date after the insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, minus

o     any outstanding policy debt.

If your policy premium is overdue and the insured dies during the grace period, we will calculate the death benefit as though the premium had been paid when due and then deduct any due and unpaid policy premium through the policy month of the insured's death.

If the person insured is attained age 100 or older at death, the death proceeds will be the policy account value minus any policy debt as of the date of death.

The death proceeds paid to the beneficiaries may also be adjusted if:

o     the age or sex listed on the policy application is incorrect,

o the insured commits suicide within two years of either the policy's issue date, or the date a change in the death benefit from Option 1 to Option 2 (but only for any increase in the death benefit over your policy's face amount that was a result of the change) takes effect, or

o     there are limits imposed by riders to the policy.

The amount of all other transactions will be calculated as of the end of the business day on which we receive the necessary instructions, information or documentation at our customer service office.


-------------
46 PROSPECTUS                                                   SPECIAL FEATURES
-------------

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted,

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable, or

o when one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest of at least 3% per year on payments that we delay for 30 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

Policy value options
--------------------------------------------------------------------------------
Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value.

POLICY VALUE OPTIONS

Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value. Your other options in this situation are to:

o request payment of your net cash surrender value, in which case your insurance coverage will end, or

o     reinstate your policy, by following the required conditions (see
      Reinstatement).

If you choose to continue coverage under a policy value option, you have three choices: fixed benefit extended term insurance (Option A), fixed reduced paid up insurance (Option B), and variable reduced paid up insurance (Option C). Each option has certain restrictions and offers a different level of coverage. For more information about the policy value options available under the policy, contact your agent or us for details.

Surrendering a policy value option
--------------------------------------------------------------------------------
You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt.

Surrendering a policy value option

You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt. The cash values for the different policy value options are calculated as follows:

o for Option A the cash value is the then present value of insurance currently provided

o for Option B the cash value is the total value of the fixed-rate option and the Loan Collateral Account

o for Option C the cash value is the total value of the fixed-rate and variable investment options, and the Loan Collateral Account

Any additional benefit riders attached to this policy are disregarded in computing the values of these options unless otherwise stated in the rider.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 47
                                                                   -------------

Exchanging a policy
--------------------------------------------------------------------------------
You have the right to exchange all or a portion of your policy for a level premium fixed-benefit whole life policy issued by us or our affiliate, Guardian Life, without having to prove that the insured meets our insurance requirements.

EXCHANGING A POLICY

Exchange for Fixed-Benefit Whole Life Insurance Option

At any time prior to the later of the insured's attained age 70 or the second policy anniversary, you have the right to exchange all or a portion of your policy for a level premium fixed-benefit whole life policy issued by us or our affiliate, Guardian Life, without having to prove that the insured meets our insurance requirements. Once exercised, this right terminates. Under the new policy, your policy value will be held in the issuer's general account. The face amount of the new policy cannot exceed the face amount of this policy on the date you make the exchange nor be less than the minimum face amount under GIAC's or its affiliate's rules. If you exchange a portion of the face amount, the face amount remaining must meet GIAC's minimum face amount requirements. The insured's age when the Park Avenue Life policy took effect will also be carried over. Before you can make any exchange, however, you must repay any outstanding policy debt on your Park Avenue Life policy, and all due policy premiums must be paid. See your policy for details.

The exchange may result in a cost or credit to you. On or before the fifth policy anniversary, the exchange cost or credit is the greater of (a) or (b) where:

o (a) is the cumulative premiums for the new policy (i.e., the premiums that would have been paid to the date of exchange if the new policy had been in force from the policy date), less any dividends that would have been paid, with an annual interest rate of 6%, less the pro-rata portion of the policy premiums for this policy paid for this policy to the date of the exchange accumulated at an annual interest rate of 6%; and

o (b) is the cash value of the new policy, less the pro-rata portion of this policy's net cash surrender value on the exchange date applicable to the face amount exchanged.


For purposes of calculating cumulative premiums for this policy under (a) above, any withdrawals from the policy will be deducted from the sum of the actual premiums paid to date.


After the fifth policy anniversary, the exchange cost is equal to the cash value of the new policy less the pro-rata portion of this policy's net cash surrender value on the exchange date applicable to the face amount exchanged.

If this amount is greater than zero, you must pay the exchange cost to the issuing company. If this amount is less than zero, the issuing company will pay an exchange credit to you, or may permit you to purchase paid-up additions on the new policy.

The new policy will be issued and effective either on the business day that we receive your written exchange request at our customer service office along with your policy, or on the date that any exchange cost is received by the issuer of your new policy, whichever is later.

Additional rider benefits are available only if you provide the issuer of your new policy with satisfactory evidence of insurability for the insured, and will be subject to the issuing company's rules on the exchange date.


-------------
48 PROSPECTUS                                                   SPECIAL FEATURES
-------------

You should consult with legal and tax advisers before exchanging your policy.

Payment options
--------------------------------------------------------------------------------
You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options specified in the accompanying text.

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options available under the policy, including payments of a fixed amount, or for a fixed period, or payments guaranteed for life. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries will be asked to choose the payment options, up to one year after the insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

The proceeds of your policy must be paid to a "natural person." Payments will not be made to his or her estate if they die before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens.


The proceeds that we hold in order to make payments under one of the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option. Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under the available payment options.


Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6, as well as the amount we pay if the payee cancels a payment option.

For more information about the payment options available under the policy, contact our customer service office.


                                                                   -------------
SPECIAL FEATURES                                                   PROSPECTUS 49
                                                                   -------------

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
--------------------------------------------------------------------------------

THIS DISCUSSION of tax considerations for your Park Avenue Life policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of the federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. If you are interested in purchasing a policy, taking a policy loan or effecting policy transactions, you should consult a legal or tax adviser regarding your particular circumstances.

--------------------------------------------------------------------------------

Tax status
--------------------------------------------------------------------------------
To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. For example, the underlying investments must be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a policy, particularly so with respect to policies issued on an insured who does not meet our standard insurance requirements. Nevertheless, we believe there is a reasonable basis for concluding that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Park Avenue Life policy, such as your flexibility to allocate premiums and the policy account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give policyowners investment control over the Separate Account's assets, we reserve the right to modify the policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.


-------------
50 PROSPECTUS                                                 TAX CONSIDERATIONS
-------------

Treatment of policy proceeds
--------------------------------------------------------------------------------
We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies.

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping taxes. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. How this money is taxed depends on whether your policy is classified as a modified endowment contract.


Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. In general, a policy will be classified as a modified endowment contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a modified endowment contract.


If your policy is not considered a modified endowment contract:

o money that you withdraw from your policy will generally be taxed only if the total that you withdraw exceeds your "basis" in the policy - which is generally equal to the total amount that you have paid in premiums. However, certain distributions that must be made to enable the policy to continue to qualify as a life insurance contract for federal income tax


                                                                   -------------
TAX CONSIDERATIONS                                                 PROSPECTUS 51
                                                                   -------------
      purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. The difference between what you have put in and what you take out will be taxed as ordinary income. When you withdraw money from your policy, your basis is reduced by any amount withdrawn that is not taxed.

o if you surrender your policy, you will generally be taxed only on the amount by which the value of your policy, including any policy debt, is greater than your basis in the policy. The tax consequences of surrendering your policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible.

o policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your policy lapses while you have an outstanding policy loan, you may have to pay tax on the amount that you still owe to your policy. The tax consequences of a policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small. You should consult a tax adviser regarding these consequences.

If your policy is considered a modified endowment contract:

o all distributions other than death benefits, including partial withdrawals, surrenders, assignments and policy loans, will be treated first as distributions of gain taxable as ordinary income, and as a tax free recovery of basis only after all the gain in the contract has been distributed

o all modified endowment contracts owned by you and issued by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution

o a 10% penalty tax will also apply to any taxable distribution unless it is made to a taxpayer who is 59 1/2 years of age or older; is attributable to a disability; or is received as substantially equal periodic payments made over the life (or life expectancy) of the taxpayer, or the life (or life expectancies) of the taxpayer and a designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another, as long as the same person is being insured (a change of the insured under a policy is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. Your policy may also lose any "grandfathering" privilege, where you would be exempt from certain


-------------
52 PROSPECTUS                                                 TAX CONSIDERATIONS
-------------
legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax adviser if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to policies and their riders where necessary to attempt to ensure: (i) that they continue to qualify as life insurance under the Internal Revenue Code, and (ii) that policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators.

Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Park Avenue Life policy, please consult a legal or tax adviser.

Transfer taxes
--------------------------------------------------------------------------------
If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the value of the policy will be included in your gross estate.

Also, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed on the death benefit.

The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

OTHER TAX CONSEQUENCES

Park Avenue Life policies can be used in various ways, including:

o     as non-qualified deferred compensation or salary continuance plans

o     in split-dollar insurance plans

o as part of executive bonus plans, retiree medical benefits plans, or other similar plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. We recommend that anyone considering buying a Park Avenue Life policy with the expectation of favorable tax consequences should consult with a qualified tax adviser before investing.


                                                                   -------------
TAX CONSIDERATIONS                                                 PROSPECTUS 53
                                                                   -------------

In addition, new rules have recently been passed by Congress relating to life insurance owned by businesses and the IRS has recently issued guidance relating to split-dollar arrangements. Any business should consult with a qualified tax adviser before buying a policy, and before making any changes or transactions under the policy.


TAX SHELTER REGULATIONS


Prospective policyowners that are corporations should consult a tax advisor about the treatment of the policy under the regulations applicable to corporate tax shelters.


ALTERNATIVE MINIMUM TAX


There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Possible tax law changes
--------------------------------------------------------------------------------
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

GIAC'S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life.

We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.


-------------
54 PROSPECTUS                                                 TAX CONSIDERATIONS
-------------

--------------------------------------------------------------------------------
RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS

As explained in The variable investment options, we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds' shareholders.

Where we are required to by law, we will vote fund shares based on the instructions we receive from Park Avenue Life policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund's directors, part of your policy account value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders' meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund, by the net asset value of the variable investment option's shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See Rights reserved by GIAC. If a vote is required, you will be given one vote for every $100 of your policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners.

You do not have the right to vote on the operations of the fixed-rate option.


                                                                   -------------
RIGHTS AND RESPONSIBILITIES                                        PROSPECTUS 55
                                                                   -------------

LIMITS TO GIAC'S RIGHT TO CHALLENGE A POLICY

Incontestability
--------------------------------------------------------------------------------
Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due.

Incontestability

Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due. If you change your policy's death benefit from Option 1 to Option 2, we have two years to challenge any increase in the death benefit that results from this change. If we are successful in our challenge, your death benefit will revert to what it would have been under Option 1.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the policy and any rider premium payment, using the correct age or sex. Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Park Avenue Life policy with the same benefits for men and women.

Suicide exclusion

If the insured commits suicide within two years of the policy's issue date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of i) the net cash surrender value as of the date of death, or ii):

o     the policy premiums paid, plus

o     any unscheduled payments made, minus

o     any policy debt, minus

o     any partial withdrawals and any related charges.

If the insured commits suicide within two years of an increase in your policy's death benefit due to a change from Option 1 to Option 2, the death benefit will be limited to the original death benefit under Option 1, plus the additional cost of insurance charges paid for the increased death benefit.


-------------
56 PROSPECTUS                                        RIGHTS AND RESPONSIBILITIES
-------------

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of Park Avenue Life policyowners and their beneficiaries, or are appropriate for the policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

o     operating the Separate Account in any form permitted by law

o taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act

o     de-registering the Separate Account under the 1940 Act

o transferring the assets from one division of the Separate Account into other divisions, or to one or more Separate Accounts, or to our general account, and adding, combining, or removing investment divisions in the Separate Account

o substituting the shares of one mutual fund held through the Separate Account for shares of a different class in the same mutual fund, shares of a different mutual fund, or any other investment allowed by law

o adding to, suspending or eliminating your ability to direct how your net premiums are invested, or to transfer your investments among the variable investment options or the fixed-rate option

o changing the way we make deductions or collect charges, consistent with the limits outlined in the policy

o changing the policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the policy

o making any changes necessary to the policy so that it conforms with any action we are permitted to take.


Substitutions may be made with respect to existing policy value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or policy account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.


We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See Transfers.


                                                                   -------------
RIGHTS AND RESPONSIBILITIES                                        PROSPECTUS 57
                                                                   -------------

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your policy by returning it with a written cancellation notice to either our customer service office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing Part 1 of your completed policy application

Longer periods may apply in some states.

If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums and unscheduled payments you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.


-------------
58 PROSPECTUS                                        RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES


We have entered into a distribution agreement with Guardian Investor Services LLC (GIS) for the distribution and sale of the policies. GIS is affiliated with us. GIS acts as principal underwriter of the Park Avenue VUL policies as well as other variable life insurance policies and variable annuities that we offer. The Park Avenue Life policies are distributed by GIAC agents who are licensed by state insurance authorities to sell variable life insurance and are registered representatives of GIS or other broker-dealer firms with which GIAC has entered into agreements to sell the policies.


We pay commissions for the sale of the policies. GIAC agents will receive a maximum sales commission of:

o     50% of the policy premium payable for the first policy year, then

o     5% of the policy premiums paid for policy years two through ten, and

o     2% of the policy premiums paid thereafter.

In addition, GIAC pays a commission of no more than:

o     2.85% of each unscheduled payment in the first policy year

o     3% of each unscheduled payment in policy year two through ten, and

o     2% of any unscheduled payments thereafter.

We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

SUPPLEMENTAL BENEFITS AND RIDERS


We offer several riders or additional benefits that you can add to your policy. Certain of these riders are subject to age and underwriting requirements.


We currently offer the following riders under the policy:

o     Adjustable Renewable Term rider

o     Waiver of Premium rider

o     Combined Waiver of Premium rider

o     Guaranteed Purchase Option

o     Accidental Death Benefit rider

o     Simplified Insurability Option rider

o     Select Security rider

o     Exchange of Insureds rider


The benefits provided by each of these riders are summarized in Appendix B to this prospectus. These riders may not be available in all states.



                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 59
                                                                   -------------

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See How your premiums are allocated and Transfers Between the Investment Options for more details on requesting these transactions telephonically.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your policy information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


-------------
60 PROSPECTUS                                                  OTHER INFORMATION
-------------

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Park Avenue Life policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Park Avenue Life policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.

ILLUSTRATIONS

Illustrations can help demonstrate how the policy operates, given the policy's charges, investment options and any optional features selected, how you plan to accumulate or access policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the policy's death benefits, cash surrender values and policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your registered representatives or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

LEGAL PROCEEDINGS

We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.

FINANCIAL STATEMENTS

The financial statement of GIAC and the Separate Account are contained in the Statement of Additional Information.


                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 61
                                                                   -------------

--------------------------------------------------------------------------------
APPENDIX A

SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------


Age

The insured's age on his or her birthday closest to the date the policy date.

Attained age

The insured's age plus the number of policy years completed since the policy date.

Base policy

The policy without any additional riders.

Basic scheduled premium

A regularly scheduled payment that you must make in order to keep your policy in force. It is set out in your policy and does not include charges for any additional coverage provided by riders that you may add to your policy, or rating charges if the insured does not meet our insurance requirements for standard insurance when we issue your policy.

Benchmark value and Interpolated benchmark value

Benchmark value is a hypothetical measure we use to assess the adequacy of the funding level in your policy account over time. It is based on assumptions about the basic scheduled premium and insurance charges you would pay, as well as the net rate of return your account would be expected to earn. Benchmark values for each policy anniversary date are set out in the policy.

During the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value and 2) the amount that would cause your policy account value to at least equal the benchmark value at the end of the guaranteed premium period, assuming that:

o the policyowner paid basic scheduled premiums, when due, throughout the guaranteed premium period

o the policyowner made no unscheduled payments and took no loans or withdrawals

o     the policy had a face amount of $250,000 and premiums were paid annually

o     we charged the current cost of insurance and other charges

o     we did not charge the mortality and expense risks charge, and

o     the policy account value earned an annual net return of 5.25%.

The resulting policy account values are divided by 250 to obtain rates per $1,000 of face amount.

After the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value for a $100,000 face amount plus the product of [1 minus the premium load for the current year for premiums up to one basic scheduled premium] and the difference between the maximum basic scheduled premium and the basic scheduled premium


-------------
62 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------
payable during the guaranteed premium period for a $100,000 face amount, and 2) the amount that would cause your policy account value to at least equal your policy's face amount on the policy anniversary nearest the insured's 100th birthday, assuming that:

o the policyowner paid basic scheduled premiums payable during the guaranteed premium period for a $100,000 face amount, when due, until the policy anniversary nearest the insured's 100th birthday

o the policyowner made no unscheduled payments and took no loans or withdrawals

o     the policy had a face amount of $100,000 and premiums were paid monthly

o the policyowner paid all basic scheduled premiums, made no unscheduled payments and took no loans or withdrawals

o we charged the current cost of insurance charges and the maximum rate of any other charges and deductions

o     we did not charge the mortality and expense risks charge, and

o the policy account value earned an annual net return of 4% after the guaranteed premium period.

The resulting policy account values are divided by 100 to obtain rates per $1,000 of face amount.

The benchmark values for your policy are the rates calculated above multiplied by the face amount, divided by 1,000.

To calculate the benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that the date is between these anniversaries. This is the interpolated benchmark value.

Business Day

Each day that GIAC processes transactions, currently including each day that the New York Stock Exchange or its successor is open for trading and GIAC is open for business. GIAC's close of business is 4 p.m. New York City time. If any transaction or event occurs or is scheduled to occur on a day that is not a business day, or if a transaction request is received after GIAC's close of business, such transaction or event will be processed using values as of the next following business day unless otherwise specified.

Customer service office


The Guardian Insurance & Annuity Company, Inc. Customer Service Office, PO Box 26125, Lehigh Valley, PA 18002-6125, 1-800-441-6455.


Face amount or Guaranteed insurance amount

The minimum amount that you will receive on the death of the insured, until the policy anniversary closest to the insured's 100th birthday, as long as:

o you pay all policy premiums when they are due, except those skipped under the Premium Skip Option

o     you don't make any partial withdrawals, and

o     you don't have any policy debt outstanding.


                                                                   -------------
SPECIAL TERMS USED IN THIS PROSPECTUS                              PROSPECTUS 63
                                                                   -------------

The Guaranteed insurance amount is set out in your policy. The minimum for a policy is currently $100,000 ($125,000 for the pension trust version of the policy).

Guaranteed premium period

The period during which your basic scheduled premiums will remain the same. This period begins on the policy date and ends on the later of the policy anniversary closest to the insured's 75th birthday or the 10th policy anniversary.

Internal revenue code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue date

The date your policy is issued at GIAC's customer service office.


Loan collateral account

An account to which values from the variable investment options and the fixed-rate option are transferred when a policy loan is taken. The loan collateral account is equal to the loan.


Monthly date

The same date in each month as the policy date, or the last day of a month if that is earlier.

Net amount at risk

The difference between the policy account value and the amount that you would be paid under the base policy's death benefit.

Policy account value

The sum of the values attributable to a policy which are allocated to the variable investment options, the fixed-rate option and the loan collateral account.

Policy anniversary

The same date each year as the policy date.

Policy date

The date your policy comes into effect. This date is used to measure policy months, policy years, policy anniversaries, and monthly dates.

Policy debt

All unpaid policy loans, plus the accumulated and unpaid interest on those loans.

Policy review date

The monthly date before your policy anniversary.


-------------
64 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

Tabular account value and Interpolated tabular account value

The value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. During the guaranteed premium period, the tabular account value is equal to the policy account value that would result assuming that:

o     the policy had a face amount of $100,000 and premiums were paid monthly

o the policyowner paid the basic scheduled premium, when due, during the guaranteed premium period

o the policyowner made no unscheduled payments and took no loans or withdrawals

o     we charged the guaranteed cost of insurance and other charges

o     we did not charge the mortality and expense risks charge, and

o     the policy account value earned an annual net return of 4%.

After the guaranteed premium period, the tabular account value is the amount that would cause your policy account value to at least equal your policy's face amount on the policy anniversary nearest the insured's 100th birthday, assuming that:

o the policyowner paid the maximum basic scheduled premiums, when due, until the policy anniversary nearest the insured's 100th birthday

o the policyowner made no unscheduled payments and took no loans or withdrawals

o     the policy had a face amount of $100,000 and premiums were paid monthly

o     we charged the guaranteed cost of insurance and other charges

o     we did not charge the mortality and expense risks charge, and

o     the policy account value earned an annual net return of 4%.

The resulting policy account values are divided by 100 to obtain rates per $1,000 of face amount.

The benchmark values for your policy are the rates calculated above multiplied by the face amount, divided by 1,000.

To calculate your tabular account value on a given day, we will take the tabular account values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your date is between these anniversaries. This is the interpolated tabular account value.


                                                                   -------------
SPECIAL TERMS USED IN THIS PROSPECTUS                              PROSPECTUS 6
                                                                   -------------

--------------------------------------------------------------------------------
APPENDIX B

ADDITIONAL BENEFITS BY RIDER
--------------------------------------------------------------------------------

Additional benefits are available by riders to the policy. Riders are issued subject to GIAC's standards for classifying risks. GIAC charges premiums for additional benefit riders. These premium amounts are included in the policy premium charged to a Park Avenue Life policyowner, but rider premiums are not allocated to the variable investment options or fixed-rate option under the policy. The benefits provided by, and the charges for, the riders are fully described in the riders and summarized here.

      Waiver of Premium or Term Premium rider -- This rider provides for the waiver of policy premiums while the insured is totally disabled. The premium for the Waiver of Premium or Term Premium rider is a rate multiplied by the base policy face amount. The rate is determined at issue, based on the insured's issue age, sex, and premium class, and any substandard class determined for this rider.

      Combined Waiver of Premium rider -- This rider provides for the waiver of premiums upon the death or disability of the applicant or the total disability of the insured. The premium for the Combined Waiver of Premium rider is a rate multiplied by the base policy face amount. The initial rate is determined at issue, based on the insured's issue age, as well as the applicant's age at issue. The rider is available only on policies issued to juveniles, and the rate is in effect until the insured's age 25. At that time, the rate changes and it is based on the insured's issue age and premium class. The premium is part of the premium assessment and is not paid by a monthly deduction.

      Select Security rider -- This rider, used in split dollar cases, is an endorsement that prevents the policyowner from making certain policy changes without the consent of the policyowner's employer. There is no charge for this rider.

      Exchange of Insureds rider -- This rider gives the policyowner the right to exchange the policy for a new one on the life of a subsititure insured. The exercise of this rider will be treated as a taxable exchange for federal income tax purposes. There is no premium for this rider.

      Accidental Death Benefit rider -- This rider provides additional insurance coverage if the insured's death results from accidental bodily injury. The premium for the Accidental Death Benefit rider is a rate multiplied by the rider's face amount. The rate is determined at issue, and depends on the issue age, sex and premium class of the insured. The premium is part of the premium assessment and it is not paid by a monthly deduction.

      Guaranteed Purchase Option -- This rider provides the policyowner the right to purchase additional insurance policies on the insured's life without evidence of insurability on the policy anniversaries nearest certain birthdays of the insured (the "Option Dates") or within specified time periods of qualifying life events ("Alternate Option Dates") provided
      (i) all policy premiums are paid to the applicable Option Date or Alternate Option Date, (ii) written application and evidence of insurability satisfactory to the issuer and the first premium for the new policy are received as set forth in the rider, (iii) if applicable, satisfactory evidence of the qualifying life event accompanies the application. The premium for the Guaranteed Purchase Option rider is a rate multiplied by the Option amount. The rate is determined at issue, and depends on the issue age and premium class of the insured.

      Simplified Insurability Option -- This rider allows the policyowner to purchase additional policies on certain policy anniversaries ("Option Dates") provided: (i) all policy premiums are paid to the applicable Option Date, (ii) written application and evidence of insurability satisfactory to the issuer are received as set forth in the rider, and
      (iii) policy premiums are not being waived under a waiver of premium rider. There is no premium for this rider. It is automatically included with policies to which it is available.


--------------
66  PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX B

ADDITIONAL BENEFITS BY RIDER

      Adjustable Renewable Term rider -- This rider provides term insurance to supplement the base policy. By adding this rider to a Park Avenue Life policy, a policyowner can increase the insurance coverage provided by the entire contract. Generally, term insurance is intended to fill a temporary insurance need, and permanent (whole life) insurance such as that provided by the base policy is intended to fill long-term insurance needs. Term insurance is generally more economical for short periods, while permanent insurance is generally more economical over longer periods. If a policyowner has a short-term need for more insurance protection, it may be in his or her interest to supplement a Park Avenue Life policy with this rider. When the need abates, the rider can be terminated without triggering surrender charges. See Adjustable Renewable Term Rider, Decreasing the face amount and Deductions and charges.


Depending on your individual circumstances, it may or may not be to your advantage to add coverage to your policy through a rider. Some of the circumstances to consider include the premium you want to pay, the amount of coverage, how long you want this additional coverage for, and the age, sex, and underwriting classification of the insured. Your GIAC representative can help you decide whether adding rider benefits to your policy would be in your best interest.


GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availablity of particular riders.


                                                                  --------------
APPENDICES                                                        PROSPECTUS  67
                                                                  --------------

--------------------------------------------------------------------------------
APPENDIX C

HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------


ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS


      The following tables illustrate how the policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6%, and 10%. The tables are based on policies with face amounts of $300,000 for a male insured at Age 30 and shown in the preferred plus classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue Life policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.


      Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, net cash surrender values and policy account values under the policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6%, or 10%, but vary above and below the average over the period; and (2) policy premiums are paid at other than annual intervals, or if Unscheduled Payments are made. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6%, or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping policy premiums and partial withdrawals, will also affect results, as will the insured's sex, and premium class.


      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from annual policy premiums for policy premium assessments and premium charges; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender or lapse during the first 9 policy years. See Deductions and charges. The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.98% of the average daily net assets of such funds.

      The arithmetic average is based upon actual expenses of the funds incurred during 2003, before taking into account any applicable expense reimbursements and fee waivers, except with respect to the AIM V.I. Global Utilities Fund, the expenses of which reflect a recent merger into INVESCO VIF-Utilities Fund. For an explanation of the expenses see the accompanying fund prospectuses.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6%, and 10% correspond to net investment experience at -0.98%, 5.02%, and 9.02%, respectively. See Net investment factor.



--------------
68  PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.


APPENDIX C


      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See GIAC's Taxes.

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual policy premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the guaranteed premium period, the annual policy premium is $2,445 for the preferred plus policy illustrated.


      GIAC will furnish upon request an illustration reflecting the proposed insured's age, sex, premium class and the face amount or basic scheduled premium requested, but a premium-based illustration must reflect GIAC's current minimum face amount requirement for Park Avenue Life -- which is $100,000. These personalized illustrations will use an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds based on actual fees and expenses of the funds incurred during 2003, after applicable reimbursements and waivers, except with respect to the AIMV.I. Global Utilities Fund, the expenses of which reflect a recent merger into INVESCO VIF-Utilities Fund. If you are already a Park Avenue Life policyowner, please contact your registered representative for a current illustration.


      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all Policy Premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life Millennium Series on March 16, 2001. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The result for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, the charges deducted from premiums, monthly deductions, and any transaction deductions associated with the policy in question.


                                                                  --------------
APPENDICES                                                        PROSPECTUS  69
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.


APPENDIX C


               Male Issue Age 30, Preferred Plus Underwriting Risk

                              $300,000 Face Amount

                             Death Benefit Option 1

                        Basic Scheduled Premium = $2,445

        These values reflect CURRENT cost of insurance and other charges
               Using the Cash Value Accumulation as defined under
                   Section 7702 of the Internal Revenue Code.

                                                Assuming Current                 Assuming Current
                                              Charges and 0% Gross             Charges and 6% Gross
                                                     Return                           Return
                               Premiums    -----------------------------   ------------------------------
   End        Age           Accumulated                   Net                              Net
    of  Beginning                 At 5%     Policy       Cash        Net    Policy        Cash        Net
Policy         of     Net      Interest    Account  Surrender      Death   Account   Surrender      Death
  Year       Year  Outlay      Per Year      Value      Value    Benefit     Value       Value    Benefit
------  ---------  ------   -----------    -------  ---------    -------   -------   ---------    -------
     1         30   2,445         2,567      1,584          0    300,000     1,698           0    300,000
     2         31   2,445         5,263      3,082      1,126    300,000     3,407       1,451    300,000
     3         32   2,445         8,093      4,531      2,820    300,000     5,166       3,454    300,000
     4         33   2,445        11,065      5,932      4,465    300,000     6,976       5,509    300,000
     5         34   2,445        14,186      7,295      6,073    300,000     8,849       7,627    300,000
     6         35   2,445        17,462      8,614      7,636    300,000    10,782       9,804    300,000
     7         36   2,445        20,903      9,889      9,156    300,000    12,777      12,044    300,000
     8         37   2,445        24,515     11,116     10,627    300,000    14,832      14,343    300,000
     9         38   2,445        28,308     12,298     12,053    300,000    16,952      16,707    300,000
    10         39   2,445        32,291     13,420     13,420    300,000    19,125      19,125    300,000
    15         44   2,445        55,398     19,670     19,670    300,000    32,604      32,604    300,000
    20         49   2,445        84,889     25,407     25,407    300,000    49,686      49,686    300,000
    25         54   2,445       122,527     30,582     30,582    300,000    71,082      71,082    300,000
    30         59   2,445       170,565     34,172     34,172    300,000    97,103      97,103    300,000

                            Assuming Current
                          Charges and 10% Gross
                                 Return
                      ------------------------------
   End        Age                     Net
    of  Beginning      Policy        Cash        Net
Policy         of     Account   Surrender      Death
  Year       Year       Value       Value    Benefit
------  ---------     -------   ---------    -------
     1         30       1,774           0    300,000
     2         31       3,632       1,676    300,000
     3         32       5,619       3,908    300,000
     4         33       7,747       6,280    300,000
     5         34      10,036       8,814    300,000
     6         35      12,495      11,517    300,000
     7         36      15,137      14,403    300,000
     8         37      17,972      17,483    300,000
     9         38      21,021      20,776    300,000
    10         39      24,286      24,286    300,000
    15         44      46,485      46,485    300,000
    20         49      80,578      80,578    300,000
    25         54     132,564     132,564    300,000
    30         59     210,924     210,924    407,985

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $30,382 ASSUMING THE 0% RETURN; $2,445 assuming the 6% return; AND $2,445, ASSUMING THE 10% RETURN.


--------------
70  PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.


APPENDIX C


              Male Issue Age 30, Preferred Plus Underwriting Risk

                              $300,000 Face Amount

                             Death Benefit Option 1

                        Basic Scheduled Premium = $2,445

       These values reflect GUARANTEED cost of insurance and other charges
            Using the Cash Value Accumulation Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                               Assuming Guaranteed              Assuming Guaranteed
                                              Charges and 0% Gross             Charges and 6% Gross
                                                     Return                           Return
                               Premiums    -----------------------------   ------------------------------
   End        Age           Accumulated                   Net                              Net
    of  Beginning                 At 5%     Policy       Cash        Net    Policy        Cash        Net
Policy         of     Net      Interest    Account  Surrender      Death   Account   Surrender      Death
  Year       Year  Outlay      Per Year      Value      Value    Benefit     Value       Value    Benefit
------  ---------  ------   -----------    -------  ---------    -------   -------   ---------    -------
     1         30   2,445         2,567      1,579          0    300,000     1,693           0    300,000
     2         31   2,445         5,263      2,849        893    300,000     3,165       1,209    300,000
     3         32   2,445         8,093      4,088      2,377    300,000     4,692       2,981    300,000
     4         33   2,445        11,065      5,292      3,825    300,000     6,269       4,802    300,000
     5         34   2,445        14,186      6,458      5,236    300,000     7,896       6,673    300,000
     6         35   2,445        17,462      7,582      6,604    300,000     9,569       8,591    300,000
     7         36   2,445        20,903      8,665      7,931    300,000    11,290      10,557    300,000
     8         37   2,445        24,515      9,697      9,208    300,000    13,053      12,564    300,000
     9         38   2,445        28,308     10,679     10,434    300,000    14,858      14,613    300,000
    10         39   2,445        32,291     11,604     11,604    300,000    16,700      16,700    300,000
    15         44   2,445        55,398     16,706     16,706    300,000    28,022      28,022    300,000
    20         49   2,445        84,889     20,700     20,700    300,000    41,577      41,577    300,000
    25         54   2,445       122,527     21,709     21,709    300,000    55,833      55,833    300,000
    30         59   2,445       170,565     17,670     17,670    300,000    69,129      69,129    300,000

                            Assuming Guaranteed
                           Charges and 10% Gross
                                  Return
                       ------------------------------
   End        Age                      Net
    of  Beginning       Policy        Cash        Net
Policy         of      Account   Surrender      Death
  Year       Year        Value       Value    Benefit
------  ---------      -------   ---------    -------
     1         30        1,769           0    300,000
     2         31        3,385       1,429    300,000
     3         32        5,125       3,413    300,000
     4         33        6,993       5,526    300,000
     5         34        8,998       7,775    300,000
     6         35       11,144      10,166    300,000
     7         36       13,444      12,711    300,000
     8         37       15,902      15,413    300,000
     9         38       18,528      18,284    300,000
    10         39       21,332      21,332    300,000
    15         44       40,242      40,242    300,000
    20         49       68,370      68,370    300,000
    25         54      108,511     108,511    300,000
    30         59      166,674     166,674    322,567

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OF LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $32,331 ASSUMING THE 0% RETURN; $22,914 assuming the 6% return; AND $2,445, ASSUMING THE 10% RETURN.


                                                                  --------------
APPENDICES                                                        PROSPECTUS  71
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.


APPENDIX C


Male Issue Age 30, Preferred Plus Underwriting Risk

                              $300,000 Face Amount

                             Death Benefit Option 2

                        Basic Scheduled Premium = $2,445

        These values reflect CURRENT cost of insurance and other charges
            Using the Cash Value Accumulation Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                                Assuming Current                 Assuming Current
                                              Charges and 0% Gross             Charges and 6% Gross
                                                     Return                           Return
                               Premiums    -----------------------------   ------------------------------
   End        Age           Accumulated                   Net                              Net
    of  Beginning                 At 5%     Policy       Cash        Net    Policy        Cash        Net
Policy         of     Net      Interest    Account  Surrender      Death   Account   Surrender      Death
  Year       Year  Outlay      Per Year      Value      Value    Benefit     Value       Value    Benefit
------  ---------  ------   -----------    -------  ---------    -------   -------   ---------    -------
     1         30   2,445         2,567      1,584          0    300,192     1,697           0    300,298
     2         31   2,445         5,263      3,081      1,125    300,372     3,405       1,449    300,680
     3         32   2,445         8,093      4,529      2,817    300,477     5,162       3,451    301,086
     4         33   2,445        11,065      5,928      4,461    300,494     6,970       5,503    301,503
     5         34   2,445        14,186      7,290      6,067    300,430     8,840       7,618    301,939
     6         35   2,445        17,462      8,607      7,629    300,289    10,769       9,791    302,401
     7         36   2,445        20,903      9,881      9,148    300,067    12,760      12,026    302,885
     8         37   2,445        24,515     11,107     10,618    300,000    14,808      14,319    303,397
     9         38   2,445        28,308     12,288     12,043    300,000    16,921      16,676    303,943
    10         39   2,445        32,291     13,410     13,410    300,000    19,085      19,085    304,516
    15         44   2,445        55,398     19,660     19,660    300,000    32,474      32,474    308,255
    20         49   2,445        84,889     25,397     25,397    300,000    49,339      49,339    313,924
    25         54   2,445       122,527     30,573     30,573    300,000    70,331      70,331    321,300
    30         59   2,445       170,565     34,163     34,163    300,000    95,616      95,616    324,607

                             Assuming Current
                           Charges and 10% Gross
                                  Return
                       ------------------------------
   End        Age                      Net
    of  Beginning       Policy        Cash        Net
Policy         of      Account   Surrender      Death
  Year       Year        Value       Value    Benefit
------  ---------      -------   ---------    -------
     1         30        1,773           0    300,368
     2         31        3,630       1,674    300,893
     3         32        5,615       3,904    301,519
     4         33        7,739       6,272    302,245
     5         34       10,024       8,802    303,087
     6         35       12,477      11,499    304,063
     7         36       15,111      14,377    305,180
     8         37       17,935      17,446    306,456
     9         38       20,969      20,724    307,909
    10         39       24,215      24,215    309,550
    15         44       46,188      46,188    321,770
    20         49       79,578      79,578    343,793
    25         54      129,913     129,913    380,237
    30         59      205,524     205,524    433,431

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $30,383 ASSUMING THE 0% RETURN; $2,445 assuming the 6% return; AND $2,445, ASSUMING THE 10% RETURN.


--------------
72  PROSPECTUS                                                        APPENDICES
--------------

The Guardian Insurance & Annuity Company, Inc.


APPENDIX C


              Male Issue Age 30, Preferred Plus Underwriting Risk

                              $300,000 Face Amount

                             Death Benefit Option 2

                        Basic Scheduled Premium = $2,445

       These values reflect GUARANTEED cost of insurance and other charges
            Using the Cash Value Accumulation Test as defined under
                   Section 7702 of the Internal Revenue Code.

                                               Assuming Guaranteed              Assuming Guaranteed
                                              Charges and 0% Gross             Charges and 6% Gross
                                                     Return                           Return
                               Premiums    -----------------------------   ------------------------------
   End        Age           Accumulated                   Net                              Net
    of  Beginning                 At 5%     Policy       Cash        Net    Policy        Cash        Net
Policy         of     Net      Interest    Account  Surrender      Death   Account   Surrender      Death
  Year       Year  Outlay      Per Year      Value      Value    Benefit     Value       Value    Benefit
------  ---------  ------   -----------    -------  ---------    -------   -------   ---------    -------
     1         30   2,445         2,567      1,579          0    300,188     1,692           0    300,293
     2         31   2,445         5,263      2,846        890    300,156     3,163       1,207    300,457
     3         32   2,445         8,093      4,084      2,373    300,049     4,687       2,975    300,629
     4         33   2,445        11,065      5,287      3,820    300,000     6,261       4,794    300,812
     5         34   2,445        14,186      6,452      5,229    300,000     7,884       6,661    301,002
     6         35   2,445        17,462      7,575      6,597    300,000     9,553       8,575    301,205
     7         36   2,445        20,903      8,657      7,923    300,000    11,269      10,535    301,416
     8         37   2,445        24,515      9,689      9,200    300,000    13,026      12,537    301,638
     9         38   2,445        28,308     10,671     10,426    300,000    14,824      14,579    301,871
    10         39   2,445        32,291     11,596     11,596    300,000    16,658      16,658    302,115
    15         44   2,445        55,398     16,698     16,698    300,000    27,911      27,911    303,731
    20         49   2,445        84,889     20,693     20,693    300,000    41,306      41,306    305,960
    25         54   2,445       122,527     21,702     21,702    300,000    55,218      55,218    306,337
    30         59   2,445       170,565     17,664     17,664    300,000    68,148      68,148    300,000

                            Assuming Guaranteed
                           Charges and 10% Gross
                                  Return
                       ------------------------------
   End        Age                      Net
    of  Beginning       Policy        Cash        Net
Policy         of      Account   Surrender      Death
  Year       Year        Value       Value    Benefit
------  ---------      -------   ---------    -------
     1         30        1,768           0    300,363
     2         31        3,381       1,425    300,664
     3         32        5,118       3,407    301,043
     4         33        6,982       5,515    301,509
     5         34        8,981       7,759    302,068
     6         35       11,120      10,142    302,732
     7         36       13,410      12,677    303,507
     8         37       15,856      15,367    304,407
     9         38       18,466      18,221    305,441
    10         39       21,249      21,249    306,621
    15         44       39,924      39,924    315,572
    20         49       67,307      67,307    331,647
    25         54      105,225     105,225    355,814
    30         59      157,418     157,418    385,801

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 75 WOULD BE $32,331 ASSUMING THE 0% RETURN; $23,455 assuming the 6% return; AND $2,445, ASSUMING THE 10% RETURN.


                                                                  --------------
APPENDICES                                                        PROSPECTUS  73
                                                                  --------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS FOR STATEMENT OF

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      ABOUT GIAC

      ADDITIONAL INFORMATION ABOUT THE POLICY

      ADDITIONAL INFORMATION ABOUT CHARGES


      ADDITIONAL INFORMATION


      FINANCIAL STATEMENTS OF THE GUARDIAN SEPARATE ACCOUNT K

      CONSOLIDATED FINANCIAL STATEMENTS OF THE GUARDIAN
      INSURANCE & ANNUITY COMPANY, INC.

      APPENDIX A -- USES OF LIFE INSURANCE


--------------
74  PROSPECTUS                                                 OTHER INFORMATION
--------------

--------------------------------------------------------------------------------
BACK COVER PAGE
--------------------------------------------------------------------------------

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the policy described in this prospectus and is incorporated into this prospectus by reference. If you would like a free copy, please call us toll-free at 1-800-441-6455, or write to us at the following address:


The Guardian Insurance & Annuity Company, Inc.
Customer Service office
Box 26125
Lehigh Valley, Pennsylvania 18002-6125


Information about us (including the SAI), is also available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090).

HOW TO COMMUNICATE WITH US

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our customer service office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insured, and

o     your current address.


Our address for regular mail is:
  The Guardian Insurance & Annuity Company, Inc.
  P.O. Box 26125
  Lehigh Valley, PA 18002-6125


Our address for registered, certified or express mail is:
  The Guardian Insurance & Annuity Company, Inc.
  3900 Burgess Place
  Bethlehem, PA 18017


If you need information on your policy, or a personalized illustration, available free of charge, of death benefits, cash surrender values, and cash values under your policy, please contact your registered representative, or call us at 1-800-441-6455 between 8 a.m. and 6 p.m. Eastern time or write us at the above address. Current policyowners should contact their registered representative for current personalized illustrations.


Investment Company Act File No. 811-08736



                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 75
                                                                   -------------

PARK AVENUE LIFE -

MILLENNIUM SERIES(R)

Issued Through The Guardian Separate Account K of
The Guardian Insurance &Annuity Company, Inc.


Statement of Additional Information dated May 1, 2004

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account K (marketed under the name "Park Avenue Life-Millennium Series(R)") dated May 1, 2004.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office

                               P.O. Box 26125-6125
                        Lehigh Valley, Pennsylvania 18002-6125

                                 1-800-441-6455

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

            Table of Contents

                                                                    Page
                                                                    ----

            About GIAC .......................................      B-2

            Additional Information About the Policy ..........      B-2

            Additional Information About Charges .............      B-9


            Financial Statements of The Guardian
            Separate Account K ...............................      B-10

            Consolidated Financial Statements of The
            Guardian Insurance & Annuity Company, Inc. .......      B-46

            Appendix A - Uses of Life Insurance ..............      B-64



EB-013286   5/03

                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-1
                                                                           -----

ABOUT GIAC


Your Park Avenue Life policy is issued, through its Separate Account K (Separate Account or Separate Account K), by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2003, our total assets (gaap basis) exceeded $10 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.


Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC's ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Park Avenue Life policies, and does not guarantee the benefits provided by the policy.

The Guardian Separate Account K was established by GIAC's Board of Directors on November 18, 1993 under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

Issuing the Policy

If you already own certain fixed-benefit life insurance policies issued by us or by Guardian Life, you may be able to buy a Park Avenue Life policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for a Park Avenue Life policy or if your fixed-benefit policy contains a rider to permit you to purchase a Park Avenue Life policy. You may also be able to convert to a Park Avenue Life policy if your existing policy contains appropriate riders. In this case you may have to meet minimal insurance requirements.

If you have a convertible term policy, or a whole life policy with a convertible term rider, you may receive a credit of up to one basic scheduled premium if you convert it to a Park Avenue Life policy.

Changing Your Death Benefit Option

If you are changing your death benefit from Option 1 to Option 2, the insured will have to meet our insurance requirements for issuing a policy at the time of the change. This is because the change will increase your death benefit by any positive amount by which the policy account value exceeds your policy's benchmark value on the date the change takes effect. Your death benefit will decrease by this amount if you change from Option 2 to Option 1.

Net investment factor

We calculate the unit value of each variable investment option on each business day by multiplying the option's immediately preceding unit value by the net investment factor for that day. We calculate the net investment factor as follows on each business day:

o the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current business day, plus

o the amount per share of any dividends or capital gains distributed by the fund on the current business day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

o the net asset value of one share of the same mutual fund at the close of the previous business day.

The prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.


-----
 B-2                                        PARK AVENUE LIFE - MILLENNIUM SERIES
-----

Basic scheduled premiums

The basic scheduled premium, together with any policy premium assessments, is the policy premium you must pay each year to keep your policy in force. The basic scheduled premium depends on your policy's face amount, and the insured's age when the policy started, sex (unless gender-neutral rates are required by law), and premium class. It is shown in your policy.

Your basic scheduled premium will not increase during the guaranteed premium period. The guaranteed premium period starts on the policy date and ends either on the policy anniversary closest to the insured's 75th birthday, or on the tenth policy anniversary, whichever is later. We will decrease your basic scheduled premium if you reduce your policy's face amount. If this happens, we will send you new policy pages indicating your new basic scheduled premium.

On the last policy review date before the end of the guaranteed premium period, we will review your policy to determine if your basic scheduled premium will change for the policy year that begins when the guaranteed premium period ends. We compare your policy account value on that policy review date with the interpolated benchmark value and the interpolated tabular account value on the same date, and make any necessary adjustments as described below. After the guaranteed premium period, we will review your policy each year to determine if your basic scheduled premium will change. The interpolated benchmark value is found by linear interpolation between the benchmark value on the prior policy anniversary and the benchmark value on the next policy anniversary. The interpolated tabular account value is found by linear interpolation between the tabular account value on the prior policy anniversary and the tabular account value on the next policy anniversary.

After the guaranteed premium period, if your policy account value is less than or equal to the interpolated tabular account value, we will charge you the maximum basic scheduled premium shown in your policy. If it is greater than or equal to the interpolated benchmark value, we will charge you the basic scheduled premium that you were paying during the guaranteed premium period for your policy's current face amount. If your policy account value falls somewhere between the interpolated tabular account value and the interpolated benchmark value, we will calculate a premium based on a linear interpolation between the basic scheduled premium charged during the guaranteed premium period and the maximum basic scheduled premium. For example, if the policy account value is halfway between the interpolated benchmark value and the interpolated tabular account value, then the new basic scheduled premium is halfway between the basic scheduled premium you paid, or would have paid, during the guaranteed premium period for your policy's current face amount and the maximum basic scheduled premium.

If you pay your policy premiums when they are due (or skip them under the Premium Skip Option), make no partial withdrawals, and repay any loans that you take against your policy, your policy will not lapse and will have a death benefit of at least the face amount listed in your policy until the policy anniversary closest to the insured's 100th birthday.

We will tell you of any change in your basic scheduled premium in the billing notices you receive. All policy premiums must be sent directly to us.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-3
                                                                           -----

Decreasing the face amount

We do not deduct a surrender charge from your policy account value if you decrease your face amount. Since we do not deduct a surrender charge upon decrease, the surrender charge does not change.

A partial withdrawal may also result in a reduction in your policy's face amount. See Partial Withdrawals.

Your death benefit option will determine how your policy is affected by a reduction in the face amount due to a partial withdrawal:

o under Option 1, a partial withdrawal will typically cause an immediate reduction in your policy's face amount

o under Option 2, a partial withdrawal will not reduce your policy's face amount. However, the amount of your death benefit will decline with each partial withdrawal.

When you reduce your policy's face amount, we reduce the premiums, benefits and certain charges that are calculated using the face amount. These include:

o     your basic scheduled premium

o     your policy's benchmark values and tabular values

o     policy account value

o your monthly deduction for cost of insurance and the guaranteed minimum death benefit

o     the variable insurance amount, and

o any additional rider coverage (if the resulting death benefit for a rider is less than the minimum issue amount, we will terminate the rider).

We will send you new policy pages reflecting the changes resulting from your reduction in the face amount.

Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. See Tax considerations.

You cannot increase the face amount of your Park Avenue Life policy.

Reduction-free partial withdrawals

We will calculate the reduction-free partial withdrawal amount as of the close of business on the date we receive your request. This amount will be affected by which death benefit option you have chosen.

If you have chosen death benefit Option 1, the maximum reduction-free partial withdrawal amount is the greater of zero, or:

o     your policy account value, minus

o your policy's face amount multiplied by the interpolated net single premium outlined in your policy.

If you have chosen death benefit Option 2, all partial withdrawals are reduction-free.

Dollar cost averaging

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in. Amounts will be transferred automatically on each monthly date from The Guardian Cash Fund into the variable investment options you have chosen.

Before the program can begin, you must submit an authorization form.

We will stop your dollar cost averaging program when:

o the period of time listed on your dollar cost averaging authorization form ends

o your policy account value in The Guardian Cash Fund is insufficient to cover your monthly investment in the variable investment options you have chosen. If this happens we will divide what you do have in The Guardian Cash Fund


-----
 B-4                                        PARK AVENUE LIFE - MILLENNIUM SERIES
-----
      proportionally among the variable investment options you have chosen, leaving a balance of zero in The Guardian Cash Fund

o you tell us in writing to end the program, and we receive this notice at least three days before the next monthly date

o     your policy lapses or you surrender it, or

o     a policy value option takes effect.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three business days before your policy's next monthly date.

Policy Value Options

Policy Value Option A (non-participating fixed benefit extended term insurance) is the automatic option if you do not request payment of your net cash surrender value, reinstate your policy, or choose another option. It provides coverage for a limited term. It is not available if your policy was issued in premium class 3 or higher, if we have imposed temporary rating charges, or if your policy does not have a positive net cash surrender value. No further premiums will be due, no unscheduled payments or partial withdrawals will be permitted and no further monthly deductions will be taken when Option A is in force.

Policy Value Option B (non-participating fixed reduced paid up insurance) will be used if you do not qualify for Option A, or if Option B would provide the same or greater insurance coverage than Option A. It provides lifetime coverage. If this option is used, the net cash surrender value of your policy is transferred irrevocably to the fixed-rate option. No further premiums will be due and no unscheduled payments are permitted under Policy Value Option B. We will deduct the monthly cost of insurance charge from the fixed-rate option when Option B is in force.

The initial death benefit is the sum of the cash surrender value and any outstanding policy loan that is repaid on the default date, divided by the interpolated net single premium as shown in the table of net single premiums in your policy.

Policy Value Option C (non-participating variable reduced paid-up insurance) continues coverage for the lifetime of the insured. Because this option allows you to invest in both the variable and fixed-rate investment options, your death benefit may reflect the performance of the variable investment options.

The initial death benefit is the sum of the cash surrender value and any outstanding policy loan that is repaid on the default date, divided by the interpolated net single premium as shown in the table of net single premiums in your policy.

The death proceeds payable under this option will equal (1) divided by (2); less
(3), where:

o (1) is $1000 multiplied by the cash value on the monthly date preceding the date of death;

o     (2) is the interpolated net single premium for the insured's attained age;

o     (3) is any outstanding policy debt on the date of death.

Partial withdrawals between the monthly date and date of death will reduce the death benefit under this option by the amount of the partial withdrawal.

To qualify for Option C, the insured under your policy must have been in a standard or better premium class when the policy was issued, the policy must have been in force for at least one policy year, and your cash surrender value must be at least $10,000 on the default date. If you apply for Option C and do not qualify, you will be provided coverage under Policy Value Option B.

Under Option C, you may continue to make transfers among the variable investment options and the fixed-rate option, as with your original Park Avenue Life policy. Unlike your original policy, this option does not have a guaranteed minimum death benefit. If your variable investment options perform poorly, or if you take partial withdrawals or loans from Option C, the death benefit may be reduced or eliminated. If the cash value of your policy declines to zero, there will be no death benefit and this option will lapse.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-5
                                                                           -----

You do not make premium payments and you cannot make unscheduled payments under Option C. We will deduct the monthly cost of insurance charge, any loan interest charges, and any transfer charges, from the value of your Option C policy. If your policy had outstanding loans or interest when it lapsed, you may ask us to deduct these from the value of the investments held in your policy before we transfer your investments to the fixed rate option. If you choose not to repay any outstanding loans or interest when this option takes effect, or if you take out new loans, these will be governed by your Park Avenue Life policy's rules regarding policy loans.

Payment options

Under Payment Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Payment Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Payment Option 3, we will make monthly payments for a specified number of years. The amount of the minimum payments will include interest at 3% per year.

Under Payment Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees. The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Assigning the rights to your policy

You may assign the rights under your Park Avenue Life policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your policy's rights is legally valid.

The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to:

o     change the policyowner or beneficiary

o     change a payment option, and

o direct where your net premiums will be invested or make transfers among the fixed-rate and variable investment options.


-----
 B-6                                        PARK AVENUE LIFE - MILLENNIUM SERIES
-----

Modifying the policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this policy. No agent has the authority to:

o     change this policy

o     waive any provision of this policy or any of GIAC's requirements; or

o     waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your policy account value. To obtain more information about these other policies, contact our customer service office or your registered representative.

Distribution of the policy and other contractual arrangements


We have an agreement with Guardian Investor Services LLC (GIS) for GIS to act as the principal underwriter of the VUL policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GIS is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the NASD. Under this agreement we paid through GIS for the sale of products issued by the Separate Account a total of $3,315,588 in 2001, $2,574,795 in 2002, and $1,950,994 in 2003. GIS did not retain any of such commissions. GIS is a Delaware corporation organized on December 19, 2001; it is a wholly-owned subsidiary of GIAC and is located at 7 Hanover Square, New York, New York 10004.


The offering of the policies is continuous, and we do not anticipate discontinuing offering the policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy. Commissions paid on the policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

Agents and commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GIS, or of broker-dealer firms which have entered into agreements with GIAC and GIS to sell Park Avenue Life policies, which may include our affiliate Park Avenue Securities LLC.

The Prospectus contains information regarding the aggregate dollar amounts of commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this SAI.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-7
                                                                           -----

Administrative services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Park Avenue Life policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Other agreements

We have entered into several other agreements, including:

o an agreement with Value Line, Inc. under which we are compensated for marketing the Value Line Centurion Fund and the Value Line Strategic Asset Management Trust to our policyowners, and

o agreements with MFS, AIM, Davis, Fidelity, Janus, Gabelli, Value Line and AllianceBernstein under which we are compensated for certain distribution and/or administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management. We may receive 12 b-1 fees from the funds.

Special provisions for group or sponsored arrangements

Where state insurance laws allow us to, we may sell Park Avenue Life policies under a group or sponsored arrangement.

A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association.

A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

We may reduce or eliminate certain deductions and charges outlined in this prospectus for policies bought under group or sponsored arrangements including policies issued in connection with certain business insurance arrangements. We may, for instance, sell policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive policy charges and deductions in accordance with the rules in effect as of the date an application for a policy is approved. In addition, GIAC may permit groups and persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the policy's charges or deductions certain criteria must be met. These may include:

o     the size of the group

o     the expected number of participants

o     the expected amount of premium payments

o     the expected number of policies to be issued

o     the amount of coverage

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.


-----
 B-8                                        PARK AVENUE LIFE - MILLENNIUM SERIES
-----

ADDITIONAL INFORMATION ABOUT CHARGES

Surrender charges

EXAMPLE

The example on the right shows how the surrender charge declines over a nine year period so that in year 10 it equals $0.
--------------------------------------------------------------------------------
Male Insured, Age 45
--------------------------------------------------------------------------------
Preferred Plus Premium Class
--------------------------------------------------------------------------------
Face Amount: $250,000
--------------------------------------------------------------------------------
Surrender Charge per $1000 of Face Amount in policy year one $13.06
--------------------------------------------------------------------------------

Surrender charge in policy year one is:
The surrender charge per $1000 multiplied by 250, or ($13.06 x $250,000) divided by 1000 = $3,265.00.

The surrender charges over a nine year period are reduced linearly as shown in the table.

All figures in the table following are rounded to the nearest $.01.

--------------------------------------------------------------------------------
                                     Surrender
                                    charge per                            Actual
                                 $1000 of face                         surrender
Policy                                  amount                            charge
year                                       ($)                               ($)
--------------------------------------------------------------------------------
  1                                      13.06                          3,265.00
--------------------------------------------------------------------------------
  2                                      11.61                          2,902.50
--------------------------------------------------------------------------------
  3                                      10.16                          2,540,00
--------------------------------------------------------------------------------
  4                                       8.71                          2,177.50
--------------------------------------------------------------------------------
  5                                       7.26                          1,815.00
--------------------------------------------------------------------------------
  6                                       5.80                          1,450.00
--------------------------------------------------------------------------------
  7                                       4.35                          1,087.50
--------------------------------------------------------------------------------
  8                                       2.90                            725.00
--------------------------------------------------------------------------------
  9                                       1.45                             62.50
--------------------------------------------------------------------------------
 10                                       0.00                              0.00
--------------------------------------------------------------------------------

Cost of insurance charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual policy, but are made equally to all policies where the insured people are of the same attained age, sex, policy or segment duration, and premium class. We may increase this charge when we expect:

o     a higher number of deaths among people in a certain group

o     higher expenses or federal income taxes

o a higher number of policies that are allowed to lapse by their policyowners

o     an increase in state or local premium taxes

o     lower earnings in our general account

Generally, as your net amount at risk increases or decreases each month (for example, due to payments you make or policy transactions you request), so will your cost of insurance charges. If you choose death benefit Option 1, paying policy premiums and making unscheduled payments may reduce your policy's net amount at risk by increasing the policy account value, assuming that your investments do not fall in value. If you choose death benefit Option 2, paying policy premiums and making unscheduled payments may have the result of increasing your death benefit over the face amount, in which case they will not affect your policy's net amount at risk.

Actuarial experts

The actuarial matters contained in this prospectus have been examined by Charles
G. Fisher, FSA, MAAA, Vice President and Actuary of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-9
                                                                           -----

ADDITIONAL INFORMATION

Communications we'll send you

Shortly after your policy anniversary each year, we will send you an updated statement showing the following information:

o     the amount of your current death benefit

o the instructions we have on file regarding where to invest your net premiums, and how much you have invested in each of the allocation options

o your policy account value, cash surrender value and net cash surrender value

o the amount you have paid in policy premiums and the charges that we have deducted, since the last anniversary of your policy

o a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

o     the total of any outstanding policy debt that you owe us, and

o     the interest rate for allocations to the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. Of these reports, the annual reports will contain audited financial statements.

We will confirm in writing receipt of your policy premiums and any transfers or other transactions. We will also write you to request a premium or loan repayment to keep your policy from lapsing.

If several members of the same household own a Park Avenue Life policy, we may send only one annual report, semi-annual report, and prospectus to that address unless you instruct us otherwise. You may receive additional copies by calling or writing our customer service office.

Advertising practices

In our advertisements and sales materials for Park Avenue Life policies we may include:

o articles or reports on variable life insurance in general, or Park Avenue Life specifically, and any other information published in business or general information publications

o relevant indices or rankings of investment securities or similar groups of funds

o comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

o comparisons with other investments, including those guaranteed by various governments.

We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GIS and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.


----
B-10                                        PARK AVENUE LIFE - MILLENNIUM SERIES
----

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Park Avenue Life policies, and not as an indication of the investment experience of the Separate Account.

Experts


The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT K
--------------------------------------------------------------------------------

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                     Investment Divisions
                                                               -------------------------------------------------------------
                                                                                    Guardian        Guardian     Guardian VC
                                                                    Guardian          VC 500        VC Asset      High Yield
                                                                       Stock           Index      Allocation            Bond
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................       3,776,477         253,679          34,378           2,947
   Net asset value per share (NAV) .........................           27.30            8.14            8.40            8.43
                                                               -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $ 103,097,810   $   2,064,947   $     288,778   $      24,840
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...          58,234           2,100           1,022              --
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $ 103,039,576   $   2,062,847   $     287,756   $      24,840
                                                               =============   =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $ 102,358,274   $   1,472,962   $     255,377   $          --
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $ 102,358,274   $   1,472,962   $     255,377   $          --
      Units Outstanding ....................................       6,350,198         188,481          28,178              --
      Unit Value (accumulation) ............................   $       16.12   $        7.81   $        9.06   $          --
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $     681,302   $     589,885   $      32,379   $      24,840
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $     681,302   $     589,885   $      32,379   $      24,840
      Units Outstanding ....................................         113,938          74,588           3,507           2,123
      Unit Value (accumulation) ............................   $        5.98   $        7.91   $        9.23   $       11.70
Net Assets: Total
   Contract value in accumulation period ...................   $ 103,039,576   $   2,062,847   $     287,756   $      24,840
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $ 103,039,576   $   2,062,847   $     287,756   $      24,840
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $ 134,500,076   $   1,815,847   $     257,384   $      24,312

                                                                                     Investment Divisions
                                                               -------------------------------------------------------------
                                                                                                     Gabelli         Baillie
                                                                    Guardian        Guardian         Capital         Gifford
                                                                        Bond            Cash           Asset   International
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         319,294         431,889         383,422         576,333
   Net asset value per share (NAV) .........................           12.25           10.00           16.44           13.40
                                                               -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   3,911,354   $   4,318,889   $   6,303,459   $   7,722,868
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           3,482         100,554           4,380           5,840
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $   3,907,872   $   4,218,335   $   6,299,079   $   7,717,028
                                                               =============   =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   3,824,804   $   3,940,224   $   5,974,713   $   7,492,681
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   3,824,804   $   3,940,224   $   5,974,713   $   7,492,681
      Units Outstanding ....................................         232,830         300,042         376,040         502,791
      Unit Value (accumulation) ............................   $       16.43   $       13.13   $       15.89   $       14.90
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $      83,068   $     278,111   $     324,366   $     224,347
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $      83,068   $     278,111   $     324,366   $     224,347
      Units Outstanding ....................................           6,251          25,483          27,025          30,833
      Unit Value (accumulation) ............................   $       13.29   $       10.91   $       12.00   $        7.28
Net Assets: Total
   Contract value in accumulation period ...................   $   3,907,872   $   4,218,335   $   6,299,079   $   7,717,028
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   3,907,872   $   4,218,335   $   6,299,079   $   7,717,028
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   3,995,761   $   4,318,889   $   5,220,454   $   6,337,958

                                                                   Investment Divisions
                                                               -----------------------------
                                                                     Baillie
                                                                     Gifford        Guardian
                                                                    Emerging       Small Cap
                                                                     Markets           Stock
                                                               -------------   -------------
Assets:
   Shares owned in underlying fund .........................         103,066         434,278
   Net asset value per share (NAV) .........................           13.60           17.83
                                                               -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   1,401,699   $   7,743,177
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           2,139           5,180
                                                               -------------   -------------
Net Assets .................................................   $   1,399,560   $   7,737,997
                                                               =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   1,363,836   $   7,545,937
                                                               -------------   -------------
      Net Assets ...........................................   $   1,363,836   $   7,545,937
      Units Outstanding ....................................          96,380         555,881
      Unit Value (accumulation) ............................   $       14.15   $       13.57
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $      35,724   $     192,060
                                                               -------------   -------------
      Net Assets ...........................................   $      35,724   $     192,060
      Units Outstanding ....................................           3,079          19,011
      Unit Value (accumulation) ............................   $       11.60   $       10.10
Net Assets: Total
   Contract value in accumulation period ...................   $   1,399,560   $   7,737,997
                                                               -------------   -------------
      Net Assets ...........................................   $   1,399,560   $   7,737,997
                                                               =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   1,039,284   $   6,064,880

STATEMENT OF OPERATIONS

Years Ended December 31, 2003

                                                                                        Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                     Guardian         Guardian      Guardian VC
                                                                    Guardian           VC 500         VC Asset       High Yield
                                                                       Stock            Index       Allocation             Bond
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $     964,203    $      24,660    $       6,685    $       1,195
   Expenses:
      Mortality and expense risk charges ...................         582,981            6,839            1,254               --
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................         381,222           17,821            5,431            1,195
                                                               -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....     (14,497,671)         (68,564)          (8,738)             282
      Reinvested realized gain distributions ...............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................     (14,497,671)         (68,564)          (8,738)             282
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................      31,734,974          421,225           52,101              593
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...      17,237,303          352,661           43,363              875
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $  17,618,525    $     370,482    $      48,794    $       2,070
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ---------------------------------------------------------------
                                                                                                      Gabelli          Baillie
                                                                    Guardian         Guardian         Capital          Gifford
                                                                        Bond             Cash           Asset    International
                                                               -------------    -------------   -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $     151,916    $      30,122   $       6,361    $     108,756
   Expenses:
      Mortality and expense risk charges ...................          23,631           25,543          31,612           41,338
                                                               -------------    -------------   -------------    -------------
   Net investment income/(expense) .........................         128,285            4,579         (25,251)          67,418
                                                               -------------    -------------   -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....          73,943               --        (197,856)      (1,538,737)
      Reinvested realized gain distributions ...............         114,701               --           5,599               --
                                                               -------------    -------------   -------------    -------------
   Net realized gain/(loss) on investments .................         188,644               --        (192,257)      (1,538,737)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................        (158,035)              --       1,746,532        3,225,690
                                                               -------------    -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          30,609               --       1,554,275        1,686,953
                                                               -------------    -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     158,894    $       4,579   $   1,529,024    $   1,754,371
                                                               =============    =============   =============    =============

                                                                    Investment Divisions
                                                               ------------------------------
                                                                     Baillie
                                                                     Gifford         Guardian
                                                                    Emerging        Small Cap
                                                                     Markets            Stock
                                                               -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $       9,960    $          --
   Expenses:
      Mortality and expense risk charges ...................           6,771           41,062
                                                               -------------    -------------
   Net investment income/(expense) .........................           3,189          (41,062)
                                                               -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....          (9,123)        (158,587)
      Reinvested realized gain distributions ...............              --               --
                                                               -------------    -------------
   Net realized gain/(loss) on investments .................          (9,123)        (158,587)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         442,989        2,434,815
                                                               -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         433,866        2,276,228
                                                               -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     437,055    $   2,235,166
                                                               =============    =============

See notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                    Investment Divisions
                                                               -------------------------------------------------------------
                                                                                  Value Line        AIM V.I.        AIM V.I.
                                                                                   Strategic         Capital          Global
                                                                  Value Line           Asset    Appreciation       Utilities
                                                                   Centurion      Management        Series 1        Series 1
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         522,391         603,861         124,355          17,191
   Net asset value per share (NAV) .........................           18.15           18.30           21.28           11.16
                                                               -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   9,481,403   $  11,050,664   $   2,646,266   $     191,854
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           6,255           6,857           2,355           1,361
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $   9,475,148   $  11,043,807   $   2,643,911   $     190,493
                                                               =============   =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   9,424,865   $  10,843,483   $   2,524,939   $     172,353
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   9,424,865   $  10,843,483   $   2,524,939   $     172,353
      Units Outstanding ....................................         630,525         570,920         231,653          29,760
      Unit Value (accumulation) ............................   $       14.95   $       18.99   $       10.90   $        5.79
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $      50,283   $     200,324   $     118,972   $      18,140
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $      50,283   $     200,324   $     118,972   $      18,140
      Units Outstanding ....................................           7,685          23,102          19,309           3,106
      Unit Value (accumulation) ............................   $        6.54   $        8.67   $        6.16   $        5.84
Net Assets: Total
   Contract value in accumulation period ...................   $   9,475,148   $  11,043,807   $   2,643,911   $     190,493
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   9,475,148   $  11,043,807   $   2,643,911   $     190,493
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $  11,964,791   $  12,347,024   $   2,390,611   $     183,544

                                                                                    Investment Divisions
                                                               -------------------------------------------------------------
                                                                                    Alliance        Alliance
                                                                    AIM V.I.       Bernstein       Bernstein        Alliance
                                                                     Premier        Growth &         Premier       Bernstein
                                                                      Equity          Income          Growth      Technology
                                                                    Series I         Class B         Class B         Class B
                                                               -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         310,751          20,702           3,288           8,292
   Net asset value per share (NAV) .........................           20.23           21.62           21.33           14.35
                                                               -------------   -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   6,286,487   $     447,575   $      70,126   $     118,986
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           4,219           1,631             256             275
                                                               -------------   -------------   -------------   -------------
Net Assets .................................................   $   6,282,268   $     445,944   $      69,870   $     118,711
                                                               =============   =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   6,142,189   $     439,557   $      69,681   $     116,500
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   6,142,189   $     439,557   $      69,681   $     116,500
      Units Outstanding ....................................         587,500          42,229           7,220          11,964
      Unit Value (accumulation) ............................   $       10.45   $       10.41   $        9.65   $        9.74
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $     140,079   $       6,387   $         189   $       2,211
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $     140,079   $       6,387   $         189   $       2,211
      Units Outstanding ....................................          21,806             631              19             225
      Unit Value (accumulation) ............................   $        6.42   $       10.12   $        9.75   $        9.84
Net Assets: Total
   Contract value in accumulation period ...................   $   6,282,268   $     445,944   $      69,870   $     118,711
                                                               -------------   -------------   -------------   -------------
      Net Assets ...........................................   $   6,282,268   $     445,944   $      69,870   $     118,711
                                                               =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   6,457,216   $     403,052   $      63,740   $     112,404

                                                                    Investment Divisions
                                                               -----------------------------
                                                                    Alliance        American
                                                                   Bernstein      Century VP
                                                                       Value   International
                                                                     Class B         Class I
                                                               -------------   -------------
Assets:
   Shares owned in underlying fund .........................          12,599         212,242
   Net asset value per share (NAV) .........................           11.16            6.43
                                                               -------------   -------------
      Total Assets (Shares x NAV) ..........................   $     140,609   $   1,364,718
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...             443           2,406
                                                               -------------   -------------
Net Assets .................................................   $     140,166   $   1,362,312
                                                               =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $     134,062   $   1,362,312
                                                               -------------   -------------
      Net Assets ...........................................   $     134,062   $   1,362,312
      Units Outstanding ....................................          12,410         139,596
      Unit Value (accumulation) ............................   $       10.80   $        9.76
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $       6,104   $          --
                                                               -------------   -------------
      Net Assets ...........................................   $       6,104   $          --
      Units Outstanding ....................................             560              --
      Unit Value (accumulation) ............................   $       10.89   $          --
Net Assets: Total
   Contract value in accumulation period ...................   $     140,166   $   1,362,312
                                                               -------------   -------------
      Net Assets ...........................................   $     140,166   $   1,362,312
                                                               =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     119,841   $   1,238,872

STATEMENT OF OPERATIONS

Years Ended December 31, 2003 (continued)

                                                                                     Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                   Value Line         AIM V.I.         AIM V.I.
                                                                                    Strategic          Capital           Global
                                                                  Value Line            Asset     Appreciation        Utilities
                                                                   Centurion       Management         Series 1         Series 1
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $          --    $      76,166    $          --    $       6,554
   Expenses:
      Mortality and expense risk charges ...................          54,236           63,592           14,427            1,181
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................         (54,236)          12,574          (14,427)           5,373
                                                               -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....      (1,161,630)        (995,807)        (228,273)         (36,232)
      Reinvested realized gain distributions ...............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................      (1,161,630)        (995,807)        (228,273)         (36,232)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................       2,677,981        2,471,350          818,281           56,884
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...       1,516,351        1,475,543          590,008           20,652
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $   1,462,115    $   1,488,117    $     575,581    $      26,025
                                                               =============    =============    =============    =============

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                     Alliance         Alliance
                                                                    AIM V.I.        Bernstein        Bernstein         Alliance
                                                                     Premier         Growth &          Premier        Bernstein
                                                                      Equity           Income           Growth       Technology
                                                                    Series I          Class B          Class B          Class B
                                                               -------------    -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $      17,254    $       1,326    $          --    $          --
   Expenses:
      Mortality and expense risk charges ...................          34,916            1,517              236              266
                                                               -------------    -------------    -------------    -------------
   Net investment income/(expense) .........................         (17,662)            (191)            (236)            (266)
                                                               -------------    -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....      (1,148,492)          17,911               59            5,843
      Reinvested realized gain distributions ...............              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments .................      (1,148,492)          17,911               59            5,843
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................       2,366,614           46,092            7,323            6,813
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...       1,218,122           64,003            7,382           12,656
                                                               -------------    -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $   1,200,460    $      63,812    $       7,146    $      12,390
                                                               =============    =============    =============    =============

                                                                    Investment Divisions
                                                               -----------------------------
                                                                    Alliance        American
                                                                   Bernstein      Century VP
                                                                       Value   International
                                                                     Class B         Class I
                                                               -------------   -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $         521   $       7,867
   Expenses:
      Mortality and expense risk charges ...................             427           7,688
                                                               -------------   -------------
   Net investment income/(expense) .........................              94             179
                                                               -------------   -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....           1,984        (383,385)
      Reinvested realized gain distributions ...............              --              --
                                                               -------------   -------------
   Net realized gain/(loss) on investments .................           1,984        (383,385)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          19,958         630,899
                                                               -------------   -------------
Net realized and unrealized gain/(loss) from investments ...          21,942         247,514
                                                               -------------   -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $      22,036   $     247,693
                                                               =============   =============

See notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                            Investment Divisions
                                                               ---------------------------------------------

                                                                    American
                                                                  Century VP           Davis           Davis
                                                               Value Class 1       Financial     Real Estate
                                                               -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         309,372           3,212           3,880
   Net asset value per share (NAV) .........................            7.79           11.66           13.47
                                                               -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   2,410,006   $      37,453   $      52,267
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           2,308              --              --
                                                               -------------   -------------   -------------
Net Assets .................................................   $   2,407,698   $      37,453   $      52,267
                                                               =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   2,407,698   $          --   $          --
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $   2,407,698   $          --   $          --
      Units Outstanding ....................................         174,744              --              --
      Unit Value (accumulation) ............................   $       13.78   $          --   $          --
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $          --   $      37,453   $      52,267
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $          --   $      37,453   $      52,267
      Units Outstanding ....................................              --           3,220           3,130
      Unit Value (accumulation) ............................   $          --   $       11.63   $       16.70
Net Assets: Total
   Contract value in accumulation period ...................   $   2,407,698   $      37,453   $      52,267
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $   2,407,698   $      37,453   $      52,267
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   2,044,626   $      30,549   $      43,669

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                                                Fidelity VIP
                                                                                Fidelity VIP         Equity-
                                                                       Davis      Contrafund          Income
                                                                       Value   Initial Class   Initial Class
                                                               -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................          17,842         146,709         104,270
   Net asset value per share (NAV) .........................           10.57           23.13           23.18
                                                               -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $     188,594   $   3,393,379   $   2,416,978
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...              --           2,684           2,950
                                                               -------------   -------------   -------------
Net Assets .................................................   $     188,594   $   3,390,695   $   2,414,028
                                                               =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $          --   $   3,390,695   $   2,414,028
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $          --   $   3,390,695   $   2,414,028
      Units Outstanding ....................................              --         363,769         194,225
      Unit Value (accumulation) ............................   $          --   $        9.32   $       12.43
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $     188,594   $          --   $          --
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     188,594   $          --   $          --
      Units Outstanding ....................................          19,347              --              --
      Unit Value (accumulation) ............................   $        9.75   $          --   $          --
Net Assets: Total
   Contract value in accumulation period ...................   $     188,594   $   3,390,695   $   2,414,028
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     188,594   $   3,390,695   $   2,414,028
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     155,586   $   2,893,333   $   2,085,524

                                                                            Investment Divisions
                                                               ---------------------------------------------
                                                                Fidelity VIP
                                                                      Growth    Fidelity VIP    Fidelity VIP
                                                               Opportunities     High Income       Index 500
                                                               Initial Class   Initial Class   Initial Class
                                                               -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................         189,312          49,746          59,358
   Net asset value per share (NAV) .........................           15.07            6.95          126.13
                                                               -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $   2,852,939   $     345,738   $   7,486,798
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           2,456           1,260           5,883
                                                               -------------   -------------   -------------
Net Assets .................................................   $   2,850,483   $     344,478   $   7,480,915
                                                               =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   2,850,483   $     344,478   $   7,480,915
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $   2,850,483   $     344,478   $   7,480,915
      Units Outstanding ....................................         326,170          39,334         657,718
      Unit Value (accumulation) ............................   $        8.74   $        8.76   $       11.37
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $          --   $          --   $          --
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $          --   $          --   $          --
      Units Outstanding ....................................              --              --              --
      Unit Value (accumulation) ............................   $          --   $          --   $          --
Net Assets: Total
   Contract value in accumulation period ...................   $   2,850,483   $     344,478   $   7,480,915
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $   2,850,483   $     344,478   $   7,480,915
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $   2,702,961   $     301,189   $   7,046,200


STATEMENT OF OPERATIONS

Years Ended December 31, 2003 (continued)

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                    American
                                                                  Century VP            Davis            Davis
                                                               Value Class 1        Financial      Real Estate
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $      18,546    $         115    $       1,978
   Expenses:
      Mortality and expense risk charges ...................          12,222               --               --
                                                               -------------    -------------    -------------
   Net investment income/(expense) .........................           6,324              115            1,978
                                                               -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         (44,304)            (487)           1,521
      Reinvested realized gain distributions ...............              --               --              914
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................         (44,304)            (487)           2,435
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         540,433            7,731            8,689
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         496,129            7,244           11,124
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     502,453    $       7,359    $      13,102
                                                               =============    =============    =============

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                                                  Fidelity VIP
                                                                                 Fidelity VIP          Equity-
                                                                       Davis       Contrafund           Income
                                                                       Value    Initial Class    Initial Class
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $       1,242    $       6,113    $      28,290
   Expenses:
      Mortality and expense risk charges ...................              --           13,788           12,244
                                                               -------------    -------------    -------------
   Net investment income/(expense) .........................           1,242           (7,675)          16,046
                                                               -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....          (1,788)          (4,022)         (56,142)
      Reinvested realized gain distributions ...............              --               --               --
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................          (1,788)          (4,022)         (56,142)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          38,263          578,832          559,223
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          36,475          574,810          503,081
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $      37,717    $     567,135    $     519,127
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                Fidelity VIP
                                                                      Growth     Fidelity VIP     Fidelity VIP
                                                               Opportunities      High Income        Index 500
                                                               Initial Class    Initial Class    Initial Class
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $      17,677    $      21,437    $      93,170
   Expenses:
      Mortality and expense risk charges ...................          15,844            2,389           42,588
                                                               -------------    -------------    -------------
   Net investment income/(expense) .........................           1,833           19,048           50,582
                                                               -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....        (260,598)         (12,714)        (859,771)
      Reinvested realized gain distributions ...............              --               --               --
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................        (260,598)         (12,714)        (859,771)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         873,280           68,620        2,412,326
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         612,682           55,906        1,552,555
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     614,515    $      74,954    $   1,603,137
                                                               =============    =============    =============

See notes to financial statements.


                                  B-16 & B-17

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                             Investment Divisions
                                                               ---------------------------------------------
                                                                                Fidelity VIP    Fidelity VIP
                                                                Fidelity VIP         Equity-          Growth
                                                                  Contrafund          Income   Opportunities
                                                                     Service         Service         Service
                                                                     Class 2         Class 2         Class 2
                                                               -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................           8,149           8,394           2,555
   Net asset value per share (NAV) .........................           22.93           22.96           14.98
                                                               -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $     186,863   $     192,719   $      38,276
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...              --              --              --
                                                               -------------   -------------   -------------
Net Assets .................................................   $     186,863   $     192,719   $      38,276
                                                               =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $          --   $          --   $          --
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $          --   $          --   $          --
      Units Outstanding ....................................              --              --              --
      Unit Value (accumulation) ............................   $          --   $          --   $          --
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $     186,863   $     192,719   $      38,276
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     186,863   $     192,719   $      38,276
      Units Outstanding ....................................          19,630          17,636           5,194
      Unit Value (accumulation) ............................   $        9.52   $       10.93   $        7.37
Net Assets: Total
   Contract value in accumulation period ...................   $     186,863   $     192,719   $      38,276
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     186,863   $     192,719   $      38,276
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     155,539   $     162,029   $      32,786

                                                                             Investment Divisions
                                                               ---------------------------------------------
                                                                                 Janus Aspen     Janus Aspen
                                                                Fidelity VIP         Mid Cap         Capital
                                                                     Mid Cap          Growth    Appreciation
                                                                     Service   Institutional   Institutional
                                                                     Class 2          Shares          Shares
                                                               -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .........................           9,364          80,755          62,685
   Net asset value per share (NAV) .........................           23.97           21.40           20.84
                                                               -------------   -------------   -------------
      Total Assets (Shares x NAV) ..........................   $     224,446   $   1,728,155   $   1,306,360
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...              --           1,528           1,377
                                                               -------------   -------------   -------------
Net Assets .................................................   $     224,446   $   1,726,627   $   1,304,983
                                                               =============   =============   =============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $          --   $   1,726,627   $   1,304,983
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $          --   $   1,726,627   $   1,304,983
      Units Outstanding ....................................              --         439,384         210,862
      Unit Value (accumulation) ............................   $          --   $        3.93   $        6.19
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $     224,446   $          --   $          --
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     224,446   $          --   $          --
      Units Outstanding ....................................          16,975              --              --
      Unit Value (accumulation) ............................   $       13.22   $          --   $          --
Net Assets: Total
   Contract value in accumulation period ...................   $     224,446   $   1,726,627   $   1,304,983
                                                               -------------   -------------   -------------
      Net Assets ...........................................   $     224,446   $   1,726,627   $   1,304,983
                                                               =============   =============   =============

FIFO Cost Of Shares In Underlying Fund .....................   $     172,390   $   1,497,426   $   1,162,330

                                                                             Investment Divisions
                                                               ----------------------------------------------
                                                                                 Janus Aspen
                                                                 Janus Aspen       Worldwide      Janus Aspen
                                                                      Growth          Growth          Mid Cap
                                                               Institutional   Institutional           Growth
                                                                      Shares          Shares   Service Shares
                                                               -------------   -------------   --------------
Assets:
   Shares owned in underlying fund .........................          57,699          91,323            8,076
   Net asset value per share (NAV) .........................           19.23           25.82            21.05
                                                               -------------   -------------   --------------
      Total Assets (Shares x NAV) ..........................   $   1,109,549   $   2,357,963   $      170,006
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...           1,800           3,021               --
                                                               -------------   -------------   --------------
Net Assets .................................................   $   1,107,749   $   2,354,942   $      170,006
                                                               =============   =============   ==============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $   1,107,749   $   2,354,942   $           --
                                                               -------------   -------------   --------------
      Net Assets ...........................................   $   1,107,749   $   2,354,942   $           --
      Units Outstanding ....................................         190,377         415,994               --
      Unit Value (accumulation) ............................   $        5.82   $        5.66   $           --
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $          --   $          --   $      170,006
                                                               -------------   -------------   --------------
      Net Assets ...........................................   $          --   $          --   $      170,006
      Units Outstanding ....................................              --              --           21,160
      Unit Value (accumulation) ............................   $          --   $          --   $         8.03
Net Assets: Total
   Contract value in accumulation period ...................   $   1,107,749   $   2,354,942   $      170,006
                                                               -------------   -------------   --------------
      Net Assets ...........................................   $   1,107,749   $   2,354,942   $      170,006
                                                               =============   =============   ==============

FIFO Cost Of Shares In Underlying Fund .....................   $     987,939   $   2,172,264   $      139,468


STATEMENT OF OPERATIONS

Years Ended December 31, 2003 (continued)

                                                                             Investment Divisions
                                                               ----------------------------------------------
                                                                                Fidelity VIP     Fidelity VIP
                                                                Fidelity VIP         Equity-           Growth
                                                                  Contrafund          Income    Opportunities
                                                                     Service         Service          Service
                                                                     Class 2         Class 2          Class 2
                                                               -------------   -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $         356   $       1,967    $          83
   Expenses:
      Mortality and expense risk charges ...................              --              --               --
                                                               -------------   -------------    -------------
   Net investment income/(expense) .........................             356           1,967               83
                                                               -------------   -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....             744          (5,516)             226
      Reinvested realized gain distributions ...............              --              --               --
                                                               -------------   -------------    -------------
   Net realized gain/(loss) on investments .................             744          (5,516)             226
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          37,904          42,164            6,182
                                                               -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          38,648          36,648            6,408
                                                               -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $      39,004   $      38,615    $       6,491
                                                               =============   =============    =============

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                                  Janus Aspen      Janus Aspen
                                                                Fidelity VIP          Mid Cap          Capital
                                                                     Mid Cap           Growth     Appreciation
                                                                     Service    Institutional    Institutional
                                                                     Class 2           Shares           Shares
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $         284    $          --    $       5,367
   Expenses:
      Mortality and expense risk charges ...................              --            8,913            6,848
                                                               -------------    -------------    -------------
    Net investment income/(expense) .........................             284           (8,913)          (1,481)
                                                               -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....          (2,214)         (97,256)         (60,264)
      Reinvested realized gain distributions ...............              --               --               --
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................          (2,214)         (97,256)         (60,264)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          57,270          485,065          272,304
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...          55,056          387,809          212,040
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $      55,340    $     378,896    $     210,559
                                                               =============    =============    =============

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                                  Janus Aspen
                                                                 Janus Aspen        Worldwide      Janus Aspen
                                                                      Growth           Growth          Mid Cap
                                                               Institutional    Institutional           Growth
                                                                      Shares           Shares   Service Shares
                                                               -------------    -------------    -------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $         911    $      22,459    $          --
   Expenses:
      Mortality and expense risk charges ...................           6,249           13,040               --
                                                               -------------    -------------    -------------
   Net investment income/(expense) .........................          (5,338)           9,419               --
                                                               -------------    -------------    -------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....         (37,576)        (192,323)          (5,444)
      Reinvested realized gain distributions ...............              --               --               --
                                                               -------------    -------------    -------------
   Net realized gain/(loss) on investments .................         (37,576)        (192,323)          (5,444)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         288,233          633,416           46,330
                                                               -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ...         250,657          441,093           40,886
                                                               -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $     245,319    $     450,512    $      40,886
                                                               =============    =============    =============

See notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account K

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                 Investment Divisions
                                                               ---------------------------------------------------
                                                                   Janus Aspen                         Janus Aspen
                                                                       Capital       Janus Aspen         Worldwide
                                                                  Appreciation            Growth            Growth
                                                                Service Shares    Service Shares    Service Shares
                                                               ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .........................             4,582             8,477             7,482
   Net asset value per share (NAV) .........................             20.68             19.04             25.70
                                                               ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) ..........................   $        94,750   $       161,399   $       192,285
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...                --                --                --
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $        94,750   $       161,399   $       192,285
                                                               ===============   ===============   ===============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $            --   $            --   $            --
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $            --   $            --   $            --
      Units Outstanding ....................................                --                --                --
      Unit Value (accumulation) ............................   $            --   $            --   $            --
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $        94,750   $       161,399   $       192,285
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $        94,750   $       161,399   $       192,285
      Units Outstanding ....................................            10,333            19,181            22,828
      Unit Value (accumulation) ............................   $          9.17   $          8.41   $          8.42
Net Assets: Total
   Contract value in accumulation period ...................   $        94,750   $       161,399   $       192,285
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $        94,750   $       161,399   $       192,285
                                                               ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .....................   $        83,850   $       133,661   $       165,883

                                                                                Investment Divisions
                                                               ---------------------------------------------------
                                                                                             MFS               MFS
                                                                           MFS          Emerging         Investors
                                                                          Bond            Growth             Trust
                                                                 Initial Class     Initial Class     Initial Class
                                                               ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .........................            29,964           230,694           199,717
   Net asset value per share (NAV) .........................             12.19             15.51             16.34
                                                               ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) ..........................   $       365,256   $     3,578,062   $     3,263,369
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...             1,279             3,170             2,384
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $       363,977   $     3,574,892   $     3,260,985
                                                               ===============   ===============   ===============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $       363,977   $     3,457,892   $     3,225,337
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $       363,977   $     3,457,892   $     3,225,337
      Units Outstanding ....................................            25,534           354,022           296,568
      Unit Value (accumulation) ............................   $         14.25   $          9.77   $         10.88
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $            --   $       117,000   $        35,648
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $            --   $       117,000   $        35,648
      Units Outstanding ....................................                --            24,782             4,492
      Unit Value (accumulation) ............................   $            --   $          4.72   $          7.94
Net Assets: Total
   Contract value in accumulation period ...................   $       363,977   $     3,574,892   $     3,260,985
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $       363,977   $     3,574,892   $     3,260,985
                                                               ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .....................   $       356,433   $     3,595,902   $     3,374,399

                                                                                Investment Divisions
                                                               ---------------------------------------------------
                                                                           MFS                                 MFS
                                                                           New               MFS             Total
                                                                     Discovery          Research            Return
                                                                 Initial Class     Initial Class     Initial Class
                                                               ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund .........................            79,729            21,906           209,404
   Net asset value per share (NAV) .........................             13.96             13.35             19.58
                                                               ---------------   ---------------   ---------------
      Total Assets (Shares x NAV) ..........................   $     1,113,023   $       292,451   $     4,100,134
Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. ...             1,854               880             2,958
                                                               ---------------   ---------------   ---------------
Net Assets .................................................   $     1,111,169   $       291,571   $     4,097,176
                                                               ===============   ===============   ===============

Net Assets: Park Avenue Life
   Contract value in accumulation period ...................   $     1,017,678   $       237,100   $     3,834,427
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $     1,017,678   $       237,100   $     3,834,427
      Units Outstanding ....................................           127,979            36,356           272,255
      Unit Value (accumulation) ............................   $          7.95   $          6.52   $         14.08
Net Assets: Park Avenue Millennium Series
   Contract value in accumulation period ...................   $        93,491   $        54,471   $       262,749
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $        93,491   $        54,471   $       262,749
      Units Outstanding ....................................            11,520             8,311            21,346
      Unit Value (accumulation) ............................   $          8.12   $          6.55   $         12.31
Net Assets: Total
   Contract value in accumulation period ...................   $     1,111,169   $       291,571   $     4,097,176
                                                               ---------------   ---------------   ---------------
      Net Assets ...........................................   $     1,111,169   $       291,571   $     4,097,176
                                                               ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund .....................   $       977,444   $       248,166   $     3,713,143


STATEMENT OF OPERATIONS

Years Ended December 31, 2003 (continued)

                                                                                 Investment Divisions
                                                               -----------------------------------------------------
                                                                   Janus Aspen                           Janus Aspen
                                                                       Capital        Janus Aspen          Worldwide
                                                                  Appreciation             Growth             Growth
                                                                Service Shares     Service Shares     Service Shares
                                                               ---------------    ---------------    ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $           183    $            --    $         1,331
   Expenses:
      Mortality and expense risk charges ...................                --                 --                 --
                                                               ---------------    ---------------    ---------------
   Net investment income/(expense) .........................               183                 --              1,331
                                                               ---------------    ---------------    ---------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....            (1,156)            (2,303)           (13,210)
      Reinvested realized gain distributions ...............                --                 --                 --
                                                               ---------------    ---------------    ---------------
Net realized gain/(loss) on investments ....................            (1,156)            (2,303)           (13,210)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................            14,754             35,081             46,128
                                                               ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ...            13,598             32,778             32,918
                                                               ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $        13,781    $        32,778    $        34,249
                                                               ===============    ===============    ===============

                                                                                Investment Divisions
                                                               -----------------------------------------------------
                                                                                              MFS                MFS
                                                                           MFS           Emerging          Investors
                                                                          Bond             Growth              Trust
                                                                 Initial Class      Initial Class      Initial Class
                                                               ---------------    ---------------    ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $        24,224    $            --    $        17,965
   Expenses:
      Mortality and expense risk charges ...................             2,542             19,191             17,764
                                                               ---------------    ---------------    ---------------
   Net investment income/(expense) .........................            21,682            (19,191)               201
                                                               ---------------    ---------------    ---------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....            11,114           (629,277)          (214,955)
      Reinvested realized gain distributions ...............                --                 --                 --
                                                               ---------------    ---------------    ---------------
Net realized gain/(loss) on investments ....................            11,114           (629,277)          (214,955)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................            (3,523)         1,407,913            770,146
                                                               ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ...             7,591            778,636            555,191
                                                               ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $        29,273    $       759,445    $       555,392
                                                               ===============    ===============    ===============

                                                                                 Investment Divisions
                                                               -----------------------------------------------------
                                                                           MFS                                   MFS
                                                                           New                MFS              Total
                                                                     Discovery           Research             Return
                                                                 Initial Class      Initial Class      Initial Class
                                                               ---------------    ---------------    ---------------
2003 Investment Income
   Income:
      Reinvested dividends .................................   $            --    $         1,604    $        54,237
   Expenses:
      Mortality and expense risk charges ...................             6,142              1,473             19,118
                                                               ---------------    ---------------    ---------------
   Net investment income/(expense) .........................            (6,142)               131             35,119
                                                               ---------------    ---------------    ---------------
2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
      Net realized gain/(loss) from sale of investments ....           (77,291)           (16,674)           (22,715)
      Reinvested realized gain distributions ...............                --                 --                 --
                                                               ---------------    ---------------    ---------------
Net realized gain/(loss) on investments ....................           (77,291)           (16,674)           (22,715)
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................           354,200             71,220            503,818
                                                               ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments ...           276,909             54,546            481,103
                                                               ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting
   from Operations .........................................   $       270,767    $        54,677    $       516,222
                                                               ===============    ===============    ===============

See notes to financial statements.


                                  B-20 & B-21

The Guardian Separate Account K

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                     Guardian         Guardian      Guardian VC
                                                                    Guardian           VC 500         VC Asset       High Yield
                                                                       Stock            Index       Allocation             Bond
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     241,796    $      15,604    $       1,781    $         327
   Net realized gain/(loss) from sale of investments .......     (11,378,244)         (57,508)          (8,765)            (235)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................     (10,832,776)        (170,529)         (21,138)              42
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......     (21,969,224)        (212,433)         (28,122)             134
                                                               -------------    -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................      34,479,019          545,366           87,679            4,037
   Transfers on account of death, surrenders and withdrawals      (9,343,935)         (98,577)         (15,572)              --
   Transfers of policy loans ...............................      (2,585,956)         (19,498)            (839)              --
   Transfers of cost of insurance and policy fees ..........     (10,353,749)        (128,732)         (24,107)            (893)
   Transfers between investment divisions ..................      (4,382,998)         426,113           15,952               --
   Transfers - other .......................................         228,403            2,617              805               11
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........       8,040,784          727,289           63,918            3,155
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................     (13,928,440)         514,856           35,796            3,289
   Net Assets at December 31, 2001 .........................      97,295,028          450,667          101,779            2,172
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $  83,366,588    $     965,523    $     137,575    $       5,461
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     381,222    $      17,821    $       5,431    $       1,195
   Net realized gain/(loss) from sale of investments .......     (14,497,671)         (68,564)          (8,738)             282
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................      31,734,974          421,225           52,101              593
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......      17,618,525          370,482           48,794            2,070
                                                               -------------    -------------    -------------    -------------
2003 Policy Transactions
   Net policy purchase payments ............................      28,450,573          603,395           72,475           14,367
   Transfers on account of death, surrenders and withdrawals     (10,891,965)        (106,045)         (36,414)            (220)
   Transfers of policy loans ...............................      (3,436,627)         (13,316)          (9,894)            (107)
   Transfers of cost of insurance and policy fees ..........      (8,896,658)        (173,078)         (23,945)          (3,099)
   Transfers between investment divisions ..................      (3,422,648)         411,444           99,503            6,373
   Transfers - other .......................................         251,788            4,442             (338)              (5)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........       2,054,463          726,842          101,387           17,309
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................      19,672,988        1,097,324          150,181           19,379
   Net Assets at December 31, 2002 .........................      83,366,588          965,523          137,575            5,461
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $ 103,039,576    $   2,062,847    $     287,756    $      24,840
                                                               =============    =============    =============    =============

                                                                                       Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                                       Gabelli          Baillie
                                                                    Guardian         Guardian          Capital          Gifford
                                                                        Bond             Cash            Asset    International
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     109,939    $      26,453    $      (9,883)   $     (29,685)
   Net realized gain/(loss) from sale of investments .......          50,817               --         (218,095)      (2,262,133)
   Reinvested realized gain distributions ..................          10,506               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          50,011               --         (345,535)       1,137,166
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         221,273           26,453         (573,513)      (1,154,652)
                                                               -------------    -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................         752,758        1,674,775        1,317,092        1,965,819
   Transfers on account of death, surrenders and withdrawals        (260,885)        (747,363)        (249,605)        (405,004)
   Transfers of policy loans ...............................        (128,445)        (165,498)         (44,071)        (100,618)
   Transfers of cost of insurance and policy fees ..........        (267,423)        (417,462)        (399,404)        (579,074)
   Transfers between investment divisions ..................         983,137          414,524        1,256,896         (284,642)
   Transfers - other .......................................           8,954           17,048           17,534           16,358
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........       1,088,096          776,024        1,898,442          612,839
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,309,369          802,477        1,324,929         (541,813)
   Net Assets at December 31, 2001 .........................       2,106,844        3,510,708        2,869,677        6,122,012
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   3,416,213    $   4,313,185    $   4,194,606    $   5,580,199
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     128,285    $       4,579    $     (25,251)   $      67,418
   Net realized gain/(loss) from sale of investments .......          73,943               --         (197,856)      (1,538,737)
   Reinvested realized gain distributions ..................         114,701               --            5,599               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................        (158,035)              --        1,746,532        3,225,690
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         158,894            4,579        1,529,024        1,754,371
                                                               -------------    -------------    -------------    -------------
2003 Policy Transactions
   Net policy purchase payments ............................       1,134,114        1,532,205        1,398,222        1,759,306
   Transfers on account of death, surrenders and withdrawals        (299,451)        (923,266)        (880,430)        (710,213)
   Transfers of policy loans ...............................         (87,190)        (257,381)        (106,919)        (156,250)
   Transfers of cost of insurance and policy fees ..........        (359,751)        (405,095)        (426,570)        (524,693)
   Transfers between investment divisions ..................         (45,135)         (45,815)         591,883            9,617
   Transfers - other .......................................          (9,822)             (77)            (737)           4,691
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         332,765          (99,429)         575,449          382,458
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         491,659          (94,850)       2,104,473        2,136,829
   Net Assets at December 31, 2002 .........................       3,416,213        4,313,185        4,194,606        5,580,199
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   3,907,872    $   4,218,335    $   6,299,079    $   7,717,028
                                                               =============    =============    =============    =============

                                                                    Investment Divisions
                                                               ------------------------------
                                                                     Baillie
                                                                     Gifford         Guardian
                                                                    Emerging        Small Cap
                                                                     Markets            Stock
                                                               -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         322    $     (30,314)
   Net realized gain/(loss) from sale of investments .......         (90,996)        (584,966)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          (6,863)        (289,687)
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......         (97,537)        (904,967)
                                                               -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................         251,784        1,805,209
   Transfers on account of death, surrenders and withdrawals         (76,611)        (431,153)
   Transfers of policy loans ...............................         (36,817)        (121,600)
   Transfers of cost of insurance and policy fees ..........         (82,626)        (561,159)
   Transfers between investment divisions ..................         334,896          352,328
   Transfers - other .......................................           3,164           12,544
                                                               -------------    -------------
   Net increase/(decrease) from policy transactions ........         393,790        1,056,169
                                                               -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         296,253          151,202
   Net Assets at December 31, 2001 .........................         479,397        5,090,384
                                                               -------------    -------------
   Net Assets at December 31, 2002 .........................   $     775,650    $   5,241,586
                                                               =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       3,189    $     (41,062)
   Net realized gain/(loss) from sale of investments .......          (9,123)        (158,587)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         442,989        2,434,815
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......         437,055        2,235,166
                                                               -------------    -------------
2003 Policy Transactions
   Net policy purchase payments ............................         270,770        1,681,112
   Transfers on account of death, surrenders and withdrawals        (151,805)        (614,815)
   Transfers of policy loans ...............................         (16,495)        (189,658)
   Transfers of cost of insurance and policy fees ..........         (84,419)        (528,536)
   Transfers between investment divisions ..................         167,015          (89,359)
   Transfers - other .......................................           1,789            2,501
                                                               -------------    -------------
   Net increase/(decrease) from policy transactions ........         186,855          261,245
                                                               -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         623,910        2,496,411
   Net Assets at December 31, 2002 .........................         775,650        5,241,586
                                                               -------------    -------------
   Net Assets at December 31, 2003 .........................   $   1,399,560    $   7,737,997
                                                               =============    =============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account K

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                   Value Line         AIM V.I.         AIM V.I.
                                                                                    Strategic          Capital           Global
                                                                  Value Line            Asset     Appreciation        Utilities
                                                                   Centurion       Management         Series 1         Series 1
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (48,195)   $      70,930    $     (10,605)   $       4,686
   Net realized gain/(loss) from sale of investments .......        (735,859)        (619,520)        (749,917)         (38,451)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................      (1,482,325)        (826,365)         184,412          (13,411)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......      (2,266,379)      (1,374,955)        (576,110)         (47,176)
                                                               -------------    -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................       2,710,561        2,913,881        1,080,314           92,520
   Transfers on account of death, surrenders and withdrawals        (657,471)        (969,567)        (205,998)          (7,114)
   Transfers of policy loans ...............................        (197,340)        (256,951)         (21,571)              28
   Transfers of cost of insurance and policy fees ..........        (832,832)        (987,980)        (274,266)         (24,037)
   Transfers between investment divisions ..................        (309,966)        (138,991)        (143,929)           2,124
   Transfers - other .......................................         (20,165)          28,317            6,233              346
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         692,787          588,709          440,783           63,867
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................      (1,573,592)        (786,246)        (135,327)          16,691
   Net Assets at December 31, 2001 .........................       9,204,228       10,145,498        1,991,555          139,504
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   7,630,636    $   9,359,252    $   1,856,228    $     156,195
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (54,236)   $      12,574    $     (14,427)   $       5,373
   Net realized gain/(loss) from sale of investments .......      (1,161,630)        (995,807)        (228,273)         (36,232)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................       2,677,981        2,471,350          818,281           56,884
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......       1,462,115        1,488,117          575,581           26,025
                                                               -------------    -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................       2,317,688        2,620,507          843,487           60,061
   Transfers on account of death, surrenders and withdrawals        (818,274)      (1,173,474)        (156,368)         (20,044)
   Transfers of policy loans ...............................        (203,144)        (256,395)         (44,516)            (607)
   Transfers of cost of insurance and policy fees ..........        (724,844)        (885,433)        (223,803)         (18,078)
   Transfers between investment divisions ..................        (197,680)        (117,715)        (206,687)         (12,825)
   Transfers - other .......................................           8,651            8,948              (11)            (234)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         382,397          196,438          212,102            8,273
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,844,512        1,684,555          787,683           34,298
   Net Assets at December 31, 2002 .........................       7,630,636        9,359,252        1,856,228          156,195
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   9,475,148    $  11,043,807    $   2,643,911    $     190,493
                                                               =============    =============    =============    =============

                                                                                      Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                     Alliance         Alliance
                                                                    AIM V.I.        Bernstein        Bernstein         Alliance
                                                                     Premier         Growth &          Premier        Bernstein
                                                                      Equity           Income           Growth       Technology
                                                                    Series I          Class B          Class B          Class B
                                                               -------------    -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (9,392)   $        (114)   $         (21)   $          (9)
   Net realized gain/(loss) from sale of investments .......        (754,101)            (219)             (17)             (36)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................      (1,226,466)          (1,569)            (937)            (231)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......      (1,989,959)          (1,902)            (975)            (276)
                                                               -------------    -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................       2,554,165            7,767              812            1,810
   Transfers on account of death, surrenders and withdrawals        (539,150)              --               --               --
   Transfers of policy loans ...............................         (42,562)            (491)              --               --
   Transfers of cost of insurance and policy fees ..........        (669,696)          (1,722)            (241)            (148)
   Transfers between investment divisions ..................        (311,255)          57,231           10,532            2,315
   Transfers - other .......................................          37,521             (226)             314                1
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........       1,029,023           62,559           11,417            3,978
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................        (960,936)          60,657           10,442            3,702
   Net Assets at December 31, 2001 .........................       5,904,190               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   4,943,254    $      60,657    $      10,442    $       3,702
                                                               =============    =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (17,662)   $        (191)   $        (236)   $        (266)
   Net realized gain/(loss) from sale of investments .......      (1,148,492)          17,911               59            5,843
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................       2,366,614           46,092            7,323            6,813
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......       1,200,460           63,812            7,146           12,390
                                                               -------------    -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................       2,064,580           55,605           11,379           15,352
   Transfers on account of death, surrenders and withdrawals        (501,322)         (92,090)              --          (27,346)
   Transfers of policy loans ...............................        (134,320)          (1,018)              11               46
   Transfers of cost of insurance and policy fees ..........        (553,757)         (14,524)          (2,864)          (2,669)
   Transfers between investment divisions ..................        (746,308)         373,245           43,613          117,493
   Transfers - other .......................................           9,681              257              143             (257)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         138,554          321,475           52,282          102,619
                                                               -------------    -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,339,014          385,287           59,428          115,009
   Net Assets at December 31, 2002 .........................       4,943,254           60,657           10,442            3,702
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   6,282,268    $     445,944    $      69,870    $     118,711
                                                               =============    =============    =============    =============

                                                                    Investment Divisions
                                                               ------------------------------
                                                                    Alliance         American
                                                                   Bernstein       Century VP
                                                                       Value    International
                                                                     Class B          Class I
                                                               -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         (16)   $       1,310
   Net realized gain/(loss) from sale of investments .......              33         (220,684)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................             811          (46,687)
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......             828         (266,061)
                                                               -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................           3,362          459,014
   Transfers on account of death, surrenders and withdrawals              --          (87,687)
   Transfers of policy loans ...............................              --          (12,403)
   Transfers of cost of insurance and policy fees ..........            (461)        (117,638)
   Transfers between investment divisions ..................           9,752           93,330
   Transfers - other .......................................             (81)           4,332
                                                               -------------    -------------
   Net increase/(decrease) from policy transactions ........          12,572          338,948
                                                               -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          13,400           72,887
   Net Assets at December 31, 2001 .........................              --        1,057,244
                                                               -------------    -------------
   Net Assets at December 31, 2002 .........................   $      13,400    $   1,130,131
                                                               =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $          94    $         179
   Net realized gain/(loss) from sale of investments .......           1,984         (383,385)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          19,958          630,899
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......          22,036          247,693
                                                               -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................          27,106          374,747
   Transfers on account of death, surrenders and withdrawals          (6,991)         (72,637)
   Transfers of policy loans ...............................             (24)         (38,518)
   Transfers of cost of insurance and policy fees ..........          (5,372)        (100,710)
   Transfers between investment divisions ..................          89,675         (180,996)
   Transfers - other .......................................             336            2,602
                                                               -------------    -------------
   Net increase/(decrease) from policy transactions ........         104,730          (15,512)
                                                               -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         126,766          232,181
   Net Assets at December 31, 2002 .........................          13,400        1,130,131
                                                               -------------    -------------
   Net Assets at December 31, 2003 .........................   $     140,166    $   1,362,312
                                                               =============    =============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account K

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                    American
                                                                  Century VP            Davis            Davis
                                                               Value Class 1        Financial      Real Estate
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       1,444    $          46    $         864
   Net realized gain/(loss) from sale of investments .......           3,256             (150)             298
   Reinvested realized gain distributions ..................          51,976               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................        (227,288)          (1,082)            (272)
                                                               -------------    -------------    -------------
Net increase/(decrease) resulting from operations ..........        (170,612)          (1,186)             890
                                                               -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................         391,567           14,224           19,852
   Transfers on account of death, surrenders and withdrawals         (94,376)              --               (2)
   Transfers of policy loans ...............................         (47,912)              --               39
   Transfers of cost of insurance and policy fees ..........        (112,538)          (2,333)          (5,326)
   Transfers between investment divisions ..................         806,664              857            4,940
   Transfers - other .......................................           6,101               37               24
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         949,506           12,785           19,527
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         778,894           11,599           20,417
   Net Assets at December 31, 2001 .........................         619,665            6,394            7,275
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   1,398,559    $      17,993    $      27,692
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       6,324    $         115    $       1,978
   Net realized gain/(loss) from sale of investments .......         (44,304)            (487)           1,521
   Reinvested realized gain distributions ..................              --               --              914
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         540,433            7,731            8,689
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         502,453            7,359           13,102
                                                               -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................         502,347           11,974           28,372
   Transfers on account of death, surrenders and withdrawals        (343,057)          (3,349)          (8,413)
   Transfers of policy loans ...............................         (32,205)              (3)            (517)
   Transfers of cost of insurance and policy fees ..........        (141,500)          (3,443)          (7,954)
   Transfers between investment divisions ..................         523,922            6,907              (21)
   Transfers - other .......................................          (2,821)              15                6
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         506,686           12,101           11,473
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................       1,009,139           19,460           24,575
   Net Assets at December 31, 2002 .........................       1,398,559           17,993           27,692
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   2,407,698    $      37,453    $      52,267
                                                               =============    =============    =============

                                                                             Investment Divisions
                                                               -----------------------------------------------
                                                                                                  Fidelity VIP
                                                                                 Fidelity VIP          Equity-
                                                                       Davis       Contrafund           Income
                                                                       Value    Initial Class    Initial Class
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         728    $         939    $      11,584
   Net realized gain/(loss) from sale of investments .......          (4,145)         (29,169)         (74,919)
   Reinvested realized gain distributions ..................              --               --           26,011
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          (5,777)         (68,194)        (213,755)
                                                               -------------    -------------    -------------
Net increase/(decrease) resulting from operations ..........          (9,194)         (96,424)        (251,079)
                                                               -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................          89,889          451,840          580,010
   Transfers on account of death, surrenders and withdrawals          (3,433)         (76,917)        (152,146)
   Transfers of policy loans ...............................              --          (13,323)         (32,947)
   Transfers of cost of insurance and policy fees ..........         (20,769)        (132,780)        (129,880)
   Transfers between investment divisions ..................           6,216          269,341          182,051
   Transfers - other .......................................           1,082             (496)           6,180
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          72,985          497,665          453,268
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          63,791          401,241          202,189
   Net Assets at December 31, 2001 .........................          33,268          771,915        1,191,004
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $      97,059    $   1,173,156    $   1,393,193
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       1,242    $      (7,675)   $      16,046
   Net realized gain/(loss) from sale of investments .......          (1,788)          (4,022)         (56,142)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          38,263          578,832          559,223
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          37,717          567,135          519,127
                                                               -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................          87,562          705,118          591,992
   Transfers on account of death, surrenders and withdrawals          (9,075)        (204,055)        (205,455)
   Transfers of policy loans ...............................         (17,327)         (43,019)         (55,923)
   Transfers of cost of insurance and policy fees ..........         (24,559)        (182,188)        (144,925)
   Transfers between investment divisions ..................          16,866        1,371,449          317,168
   Transfers - other .......................................             351            3,099           (1,149)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          53,818        1,650,404          501,708
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          91,535        2,217,539        1,020,835
   Net Assets at December 31, 2002 .........................          97,059        1,173,156        1,393,193
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $     188,594    $   3,390,695    $   2,414,028
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                Fidelity VIP
                                                                      Growth     Fidelity VIP     Fidelity VIP
                                                               Opportunities      High Income        Index 500
                                                               Initial Class    Initial Class    Initial Class
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      10,454    $      17,306    $      39,096
   Net realized gain/(loss) from sale of investments .......        (369,351)         (35,774)        (608,738)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................        (180,326)          26,317         (952,609)
                                                               -------------    -------------    -------------
Net increase/(decrease) resulting from operations ..........        (539,223)           7,849       (1,522,251)
                                                               -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................         945,311           91,416        2,536,903
   Transfers on account of death, surrenders and withdrawals        (212,258)          (8,601)        (526,253)
   Transfers of policy loans ...............................         (41,871)          (3,011)         (56,181)
   Transfers of cost of insurance and policy fees ..........        (270,708)         (24,748)        (750,468)
   Transfers between investment divisions ..................        (294,016)           6,008         (186,525)
   Transfers - other .......................................          15,779           (1,967)          47,017
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         142,237           59,097        1,064,493
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................        (396,986)          66,946         (457,758)
   Net Assets at December 31, 2001 .........................       2,423,167          182,632        6,233,087
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   2,026,181    $     249,578    $   5,775,329
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       1,833    $      19,048    $      50,582
   Net realized gain/(loss) from sale of investments .......        (260,598)         (12,714)        (859,771)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         873,280           68,620        2,412,326
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         614,515           74,954        1,603,137
                                                               -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................         807,340          101,788        2,192,298
   Transfers on account of death, surrenders and withdrawals        (265,361)         (99,548)      (1,169,951)
   Transfers of policy loans ...............................         (88,733)         (28,649)        (131,202)
   Transfers of cost of insurance and policy fees ..........        (227,452)         (31,195)        (643,151)
   Transfers between investment divisions ..................         (13,807)          77,899         (159,508)
   Transfers - other .......................................          (2,200)            (349)          13,963
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........         209,787           19,946          102,449
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         824,302           94,900        1,705,586
   Net Assets at December 31, 2002 .........................       2,026,181          249,578        5,775,329
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $   2,850,483    $     344,478    $   7,480,915
                                                               =============    =============    =============

See notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account K

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                                 Fidelity VIP     Fidelity VIP
                                                                Fidelity VIP          Equity-           Growth
                                                                  Contrafund           Income    Opportunities
                                                                     Service          Service          Service
                                                                     Class 2          Class 2          Class 2
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         223    $         783    $          40
   Net realized gain/(loss) from sale of investments .......          (1,282)          (3,281)            (457)
   Reinvested realized gain distributions ..................              --            1,128               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          (7,092)         (12,021)            (872)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          (8,151)         (13,391)          (1,289)
                                                               -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................          91,647           70,310           16,278
   Transfers on account of death, surrenders and withdrawals            (681)          (2,108)              --
   Transfers of policy loans ...............................            (424)              --               --
   Transfers of cost of insurance and policy fees ..........         (21,285)         (14,125)          (4,354)
   Transfers between investment divisions ..................          10,176           17,271             (833)
   Transfers - other .......................................           1,106               60               40
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          80,539           71,408           11,131
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          72,388           58,017            9,842
   Net Assets at December 31, 2001 .........................          30,808           51,692            5,569
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $     103,196    $     109,709    $      15,411
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         356    $       1,967    $          83
   Net realized gain/(loss) from sale of investments .......             744           (5,516)             226
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          37,904           42,164            6,182
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          39,004           38,615            6,491
                                                               -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................          95,823           80,253           25,088
   Transfers on account of death, surrenders and withdrawals         (24,505)         (18,306)          (2,604)
   Transfers of policy loans ...............................         (17,938)          (2,010)              --
   Transfers of cost of insurance and policy fees ..........         (28,891)         (19,440)          (7,747)
   Transfers between investment divisions ..................          19,876            3,813            1,619
   Transfers - other .......................................             298               85               18
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          44,663           44,395           16,374
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          83,667           83,010           22,865
   Net Assets at December 31, 2002 .........................         103,196          109,709           15,411
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $     186,863    $     192,719    $      38,276
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                                  Janus Aspen      Janus Aspen
                                                                Fidelity VIP          Mid Cap          Capital
                                                                     Mid Cap           Growth     Appreciation
                                                                     Service    Institutional    Institutional
                                                                     Class 2           Shares           Shares
                                                               -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         254    $      (5,353)   $         304
   Net realized gain/(loss) from sale of investments .......              81         (480,163)         (98,480)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          (6,419)         146,815          (32,178)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          (6,084)        (338,701)        (130,354)
                                                               -------------    -------------    -------------
2002 Policy Transactions
   Net policy purchase payments ............................         103,487          790,679          368,548
   Transfers on account of death, surrenders and withdrawals          (1,635)        (279,604)         (91,011)
   Transfers of policy loans ...............................             (89)          12,799          (14,951)
   Transfers of cost of insurance and policy fees ..........         (25,320)        (193,960)         (96,229)
   Transfers between investment divisions ..................           4,449         (117,695)         (17,893)
   Transfers - other .......................................             459           11,744            2,390
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          81,351          223,963          150,854
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................          75,267         (114,738)          20,500
   Net Assets at December 31, 2001 .........................          23,017        1,124,160          719,247
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $      98,284    $   1,009,422    $     739,747
                                                               =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         284    $      (8,913)   $      (1,481)
   Net realized gain/(loss) from sale of investments .......          (2,214)         (97,256)         (60,264)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          57,270          485,065          272,304
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          55,340          378,896          210,559
                                                               -------------    -------------    -------------

2003 Policy Transactions
   Net policy purchase payments ............................         102,882          574,730          347,346
   Transfers on account of death, surrenders and withdrawals          (3,502)        (151,018)        (112,459)
   Transfers of policy loans ...............................          (3,417)         (24,743)         (17,309)
   Transfers of cost of insurance and policy fees ..........         (29,355)        (157,914)         (94,653)
   Transfers between investment divisions ..................           3,918           96,354          230,159
   Transfers - other .......................................             296              900            1,593
                                                               -------------    -------------    -------------
   Net increase/(decrease) from policy transactions ........          70,822          338,309          354,677
                                                               -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ....................         126,162          717,205          565,236
   Net Assets at December 31, 2002 .........................          98,284        1,009,422          739,747
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2003 .........................   $     224,446    $   1,726,627    $   1,304,983
                                                               =============    =============    =============

                                                                             Investment Divisions
                                                               ------------------------------------------------
                                                                                  Janus Aspen
                                                                 Janus Aspen        Worldwide       Janus Aspen
                                                                      Growth           Growth           Mid Cap
                                                               Institutional    Institutional            Growth
                                                                      Shares           Shares    Service Shares
                                                               -------------    -------------    --------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (3,948)   $       7,459    $           --
   Net realized gain/(loss) from sale of investments .......        (164,493)        (284,381)           (6,093)
   Reinvested realized gain distributions ..................              --               --                --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         (77,667)        (213,331)          (16,968)
                                                               -------------    -------------    --------------
   Net increase/(decrease) resulting from operations .......        (246,108)        (490,253)          (23,061)
                                                               -------------    -------------    --------------
2002 Policy Transactions
   Net policy purchase payments ............................         487,177          965,031            79,027
   Transfers on account of death, surrenders and withdrawals         (91,573)        (218,353)           (3,381)
   Transfers of policy loans ...............................         (10,834)          16,970              (139)
   Transfers of cost of insurance and policy fees ..........        (130,004)        (238,355)          (17,068)
   Transfers between investment divisions ..................         (81,749)          74,844               (41)
   Transfers - other .......................................             433           13,485             1,911
                                                               -------------    -------------    --------------
   Net increase/(decrease) from policy transactions ........         173,450          613,622            60,309
                                                               -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets ....................         (72,658)         123,369            37,248
   Net Assets at December 31, 2001 .........................         767,116        1,523,688            69,248
                                                               -------------    -------------    --------------
   Net Assets at December 31, 2002 .........................   $     694,458    $   1,647,057    $      106,496
                                                               =============    =============    ==============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (5,338)   $       9,419    $           --
   Net realized gain/(loss) from sale of investments .......         (37,576)        (192,323)           (5,444)
   Reinvested realized gain distributions ..................              --               --                --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................         288,233          633,416            46,330
                                                               -------------    -------------    --------------
   Net increase/(decrease) resulting from operations .......         245,319          450,512            40,886
                                                               -------------    -------------    --------------

2003 Policy Transactions
   Net policy purchase payments ............................         388,331          815,657            69,756
   Transfers on account of death, surrenders and withdrawals         (87,147)        (172,905)          (13,387)
   Transfers of policy loans ...............................         (42,603)         (34,910)          (13,723)
   Transfers of cost of insurance and policy fees ..........        (109,215)        (211,292)          (18,869)
   Transfers between investment divisions ..................          17,107         (142,416)           (1,277)
   Transfers - other .......................................           1,499            3,239               124
                                                               -------------    -------------    --------------
   Net increase/(decrease) from policy transactions ........         167,972          257,373            22,624
                                                               -------------    -------------    --------------
Total Increase/(Decrease) in Net Assets ....................         413,291          707,885            63,510
   Net Assets at December 31, 2002 .........................         694,458        1,647,057           106,496
                                                               -------------    -------------    --------------
   Net Assets at December 31, 2003 .........................   $   1,107,749    $   2,354,942    $      170,006
                                                               =============    =============    ==============

See notes to financial statements.


                                   B-28 & B-29

The Guardian Separate Account K

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                  Investment Divisions
                                                               -----------------------------------------------------
                                                                   Janus Aspen                           Janus Aspen
                                                                       Capital        Janus Aspen          Worldwide
                                                                  Appreciation             Growth             Growth
                                                                Service Shares     Service Shares     Service Shares
                                                               ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $           124    $            --    $           682
   Net realized gain/(loss) from sale of investments .......            (2,138)            (8,173)            (5,067)
   Reinvested realized gain distributions ..................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................            (4,215)            (9,417)           (20,605)
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .......            (6,229)           (17,590)           (24,990)
                                                               ---------------    ---------------    ---------------
2002 Policy Transactions
   Net policy purchase payments ............................            47,888             92,397            113,077
   Transfers on account of death, surrenders and withdrawals            (6,643)            (3,842)            (5,877)
   Transfers of policy loans ...............................              (748)                --                 41
   Transfers of cost of insurance and policy fees ..........           (11,376)           (21,832)           (25,994)
   Transfers between investment divisions ..................             2,014             (3,919)             4,229
   Transfers - other .......................................               363              1,231                954
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........            31,498             64,035             86,430
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................            25,269             46,445             61,440
   Net Assets at December 31, 2001 .........................            18,335             35,692             61,438
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .........................   $        43,604    $        82,137    $       122,878
                                                               ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $           183    $            --    $         1,331
   Net realized gain/(loss) from sale of investments .......            (1,156)            (2,303)           (13,210)
   Reinvested realized gain distributions ..................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................            14,754             35,081             46,128
                                                               ---------------    ---------------    ---------------
Net increase/(decrease) resulting from operations ..........            13,781             32,778             34,249
                                                               ---------------    ---------------    ---------------

2003 Policy Transactions
   Net policy purchase payments ............................            46,799             91,356             92,520
   Transfers on account of death, surrenders and withdrawals            (2,682)            (7,033)            (5,588)
   Transfers of policy loans ...............................            (4,471)            (1,840)           (11,897)
   Transfers of cost of insurance and policy fees ..........           (13,689)           (27,330)           (25,019)
   Transfers between investment divisions ..................            11,219             (9,198)           (15,164)
   Transfers - other .......................................               189                529                306
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........            37,365             46,484             35,158
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................            51,146             79,262             69,407
   Net Assets at December 31, 2002 .........................            43,604             82,137            122,878
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .........................   $        94,750    $       161,399    $       192,285
                                                               ===============    ===============    ===============

                                                                                 Investment Divisions
                                                               -----------------------------------------------------
                                                                                              MFS                MFS
                                                                           MFS           Emerging          Investors
                                                                          Bond             Growth              Trust
                                                                 Initial Class      Initial Class      Initial Class
                                                               ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         9,960    $       (13,626)   $        (1,134)
   Net realized gain/(loss) from sale of investments .......              (336)        (1,149,197)          (185,574)
   Reinvested realized gain distributions ..................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................             8,746             46,888           (455,356)
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .......            18,370         (1,115,935)          (642,064)
                                                               ---------------    ---------------    ---------------
2002 Policy Transactions
   Net policy purchase payments ............................            69,194          1,586,285          1,069,674
   Transfers on account of death, surrenders and withdrawals           (31,112)          (273,406)          (232,485)
   Transfers of policy loans ...............................            (2,294)           (40,407)           (36,599)
   Transfers of cost of insurance and policy fees ..........           (24,801)          (386,725)          (327,405)
   Transfers between investment divisions ..................            64,889           (351,428)          (155,981)
   Transfers - other .......................................             2,213             15,773             17,643
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........            78,089            550,092            334,847
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................            96,459           (565,843)          (307,217)
   Net Assets at December 31, 2001 .........................           168,105          2,943,717          2,776,329
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .........................   $       264,564    $     2,377,874    $     2,469,112
                                                               ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        21,682    $       (19,191)   $           201
   Net realized gain/(loss) from sale of investments .......            11,114           (629,277)          (214,955)
   Reinvested realized gain distributions ..................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................            (3,523)         1,407,913            770,146
                                                               ---------------    ---------------    ---------------
Net increase/(decrease) resulting from operations ..........            29,273            759,445            555,392
                                                               ---------------    ---------------    ---------------

2003 Policy Transactions
   Net policy purchase payments ............................           132,805          1,231,269            918,656
   Transfers on account of death, surrenders and withdrawals           (40,747)          (230,463)          (229,172)
   Transfers of policy loans ...............................            (6,319)           (50,774)           (79,779)
   Transfers of cost of insurance and policy fees ..........           (37,089)          (327,794)          (275,442)
   Transfers between investment divisions ..................            21,542           (188,770)          (100,556)
   Transfers - other .......................................               (52)             4,105              2,774
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........            70,140            437,573            236,481
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................            99,413          1,197,018            791,873
   Net Assets at December 31, 2002 .........................           264,564          2,377,874          2,469,112
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .........................   $       363,977    $     3,574,892    $     3,260,985
                                                               ===============    ===============    ===============

                                                                                 Investment Divisions
                                                               -----------------------------------------------------
                                                                           MFS                                   MFS
                                                                           New                MFS              Total
                                                                     Discovery           Research             Return
                                                                 Initial Class      Initial Class      Initial Class
                                                               ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        (3,696)   $          (305)   $        16,121
   Net realized gain/(loss) from sale of investments .......           (84,645)           (41,086)           (23,486)
   Reinvested realized gain distributions ..................                --                 --             20,639
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................          (226,052)           (19,844)          (116,604)
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .......          (314,393)           (61,235)          (103,330)
                                                               ---------------    ---------------    ---------------
2002 Policy Transactions
   Net policy purchase payments ............................           361,218            159,505            813,892
   Transfers on account of death, surrenders and withdrawals           (42,017)           (16,274)          (137,859)
   Transfers of policy loans ...............................              (573)            (6,695)           (26,558)
   Transfers of cost of insurance and policy fees ..........          (102,756)           (33,956)          (190,520)
   Transfers between investment divisions ..................           388,295            (64,835)           604,669
   Transfers - other .......................................             2,413              1,139              5,667
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........           606,580             38,884          1,069,291
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................           292,187            (22,351)           965,961
   Net Assets at December 31, 2001 .........................           547,113            223,026          1,292,114
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .........................   $       839,300    $       200,675    $     2,258,075
                                                               ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        (6,142)   $           131    $        35,119
   Net realized gain/(loss) from sale of investments .......           (77,291)           (16,674)           (22,715)
   Reinvested realized gain distributions ..................                --                 --                 --
   Net change in unrealized appreciation/(depreciation)
      of investments .......................................           354,200             71,220            503,818
                                                               ---------------    ---------------    ---------------
Net increase/(decrease) resulting from operations ..........           270,767             54,677            516,222
                                                               ---------------    ---------------    ---------------

2003 Policy Transactions
   Net policy purchase payments ............................           321,170            114,545          1,072,284
   Transfers on account of death, surrenders and withdrawals          (223,374)           (16,665)          (243,710)
   Transfers of policy loans ...............................           (14,160)            (1,255)           (85,464)
   Transfers of cost of insurance and policy fees ..........           (96,253)           (26,910)          (261,797)
   Transfers between investment divisions ..................            12,895            (33,643)           845,242
   Transfers - other .......................................               824                147             (3,676)
                                                               ---------------    ---------------    ---------------
   Net increase/(decrease) from policy transactions ........             1,102             36,219          1,322,879
                                                               ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ....................           271,869             90,896          1,839,101
   Net Assets at December 31, 2002 .........................           839,300            200,675          2,258,075
                                                               ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .........................   $     1,111,169    $       291,571    $     4,097,176
                                                               ===============    ===============    ===============

See notes to financial statements.


                                   B-30 & B-31

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT K
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account K (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 1, 1995 and commenced operations on October 1, 1995. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account, or to the Fixed Rate Option
(FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the forty seven investment divisions within the Account, or the FRO. However, a policyowner may only invest in up to seven investment divisions, including the FRO, at any time.

      The forty seven investment divisions of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund (GHYBF)
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund Series 1
AIM V.I. Global Utilities Fund Series 1
AIM V.I. Premier Equity Fund Series 1
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Value Portfolio Class B
American Century VP International Fund Class 1
American Century VP Value Fund Class 1
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Initial Class
Fidelity VIP Growth Opportunities Portfolio Initial Class
Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Index 500 Portfolio Initial Class
Fidelity VIP Contrafund Portfolio Service Class 2
Fidelity VIP Equity-Income Portfolio Service Class 2
Fidelity VIP Growth Opportunities Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
  Portfolio) Institutional Shares
Janus Aspen Capital Appreciation Portfolio Institutional Shares
Janus Aspen Growth Portfolio Institutional Shares
Janus Aspen Worldwide Growth Portfolio Institutional Shares
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares
Janus Aspen Capital Appreciation Portfolio Service Shares
Janus Aspen Growth Portfolio Service Shares
Janus Aspen Worldwide Growth Portfolio Service Shares
MFS Bond Series Initial Class
MFS Emerging Growth Series Initial Class
MFS Investors Trust Series Initial Class
MFS New Discovery Series Initial Class
MFS Research Series Initial Class
MFS Total Return Series Initial Class

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.


      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.


      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      The mortality charge for Variable Life Insurance policies is based on the 1980 Commissioners' Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                                                               Purchases       Sales
                                                                                              -----------   -----------
The Guardian Stock Fund ...................................................................   $16,359,234   $14,070,568
The Guardian VC 500 Index Fund ............................................................     1,066,064       321,562
The Guardian VC Asset Allocation Fund .....................................................       167,616        60,544
The Guardian VC High Yield Bond Fund ......................................................        24,960         6,456
The Guardian Bond Fund, Inc. ..............................................................     1,971,846     1,400,464
The Guardian Cash Fund, Inc. ..............................................................     5,739,465     5,808,772
Gabelli Capital Asset Fund ................................................................     1,654,783     1,105,374
Baillie Gifford International Fund ........................................................     5,192,459     4,751,245
Baillie Gifford Emerging Markets Fund .....................................................       652,205       463,391
The Guardian Small Cap Stock Fund .........................................................     1,644,709     1,432,464
Value Line Centurion Fund .................................................................     1,572,818     1,257,421
Value Line Strategic Asset Management Trust ...............................................     1,761,399     1,568,795
AIM V.I. Capital Appreciation Fund Series 1 ...............................................       725,086       529,982
AIM V.I. Global Utilities Fund Series 1 ...................................................        81,992        68,166
AIM V.I. Premier Equity Fund Series 1 .....................................................     1,482,440     1,369,631
AllianceBernstein Growth & Income Portfolio Class B .......................................       445,159       122,359
AllianceBernstein Premier Growth Portfolio Class B ........................................        54,603         2,322
AllianceBernstein Technology Portfolio Class B ............................................       134,219        31,600
AllianceBernstein Value Portfolio Class B .................................................       116,584        11,332
American Century VP International Fund Class 1 ............................................       451,836       468,481
American Century VP Value Fund Class 1 ....................................................     1,061,686       550,454
Davis Financial Portfolio .................................................................        19,007         6,791
Davis Real Estate Portfolio ...............................................................        31,284        16,919
Davis Value Portfolio .....................................................................        96,765        41,705
Fidelity VIP Contrafund Portfolio Initial Class ...........................................     1,928,713       287,195
Fidelity VIP Equity-Income Portfolio Initial Class ........................................       808,906       291,908
Fidelity VIP Growth Opportunities Portfolio Initial Class .................................       676,132       467,668
Fidelity VIP High Income Portfolio Initial Class ..........................................       232,006       193,622
Fidelity VIP Index 500 Portfolio Initial Class ............................................     1,784,837     1,640,218
Fidelity VIP Contrafund Portfolio Service Class 2 .........................................       109,355        64,336
Fidelity VIP Equity-Income Portfolio Service Class 2 ......................................        80,691        34,328
Fidelity VIP Growth Opportunities Portfolio Service Class 2 ...............................        25,162         8,705
Fidelity VIP Mid Cap Portfolio Service Class 2 ............................................       108,804        37,698
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
   Portfolio) Institutional Shares ........................................................       606,120       278,812
Janus Aspen Capital Appreciation Portfolio Institutional Shares ...........................       583,312       231,268
Janus Aspen Growth Portfolio Institutional Shares .........................................       379,166       217,282
Janus Aspen Worldwide Growth Portfolio Institutional Shares ...............................       807,306       542,473
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
   Portfolio) Service Shares ..............................................................        54,600        31,976
Janus Aspen Capital Appreciation Portfolio Service Shares .................................        56,542        18,995
Janus Aspen Growth Portfolio Service Shares ...............................................        93,940        47,457
Janus Aspen Worldwide Growth Portfolio Service Shares .....................................        83,845        47,356
MFS Bond Series Initial Class .............................................................       396,077       304,713
MFS Emerging Growth Series Initial Class ..................................................       967,606       552,033
MFS Investors Trust Series Initial Class ..................................................       723,304       490,859
MFS New Discovery Series Initial Class ....................................................       361,198       367,095
MFS Research Series Initial Class .........................................................       127,816        91,993
MFS Total Return Series Initial Class .....................................................     1,785,137       430,020
                                                                                              -----------   -----------
Total .....................................................................................   $55,288,794   $42,144,808
                                                                                              ===========   ===========


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge through a reduction of the unit value, equal to an annual rate of .60% (will never be more than ..90%) of the average daily net assets applicable to the Account for Park Avenue Life. For Park Avenue Millennium Series, GIAC deducts a monthly charge by redeeming units of the investment divisions, equal to an annual rate of .60% (reduced to .40% after the policy's 12th anniversary) of the policy account value.

      Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

      a) A monthly charge for the cost of life insurance, based on the face value of the policyowner's insurance inforce, as compensation for the anticipated cost of paying death benefits. For the years ended December 31, 2002 and 2003, deductions for cost of life insurance amounted to $13,655,808 and $12,603,767, respectively.

      b) Policy and administrative fees which vary with the face amount, age of the insured or the duration of the contract. For the years ended December 31, 2002 and 2003, these fees amounted to $5,383,457 and $4,529,197, respectively.

      c) An annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction. The annual state premium tax charge for the years ended December 31, 2002 and 2003 was $1,160,441 and $1,004,154, respectively.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, GHYBF, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., Davis Selected Advisers LP, Fidelity Management & Research Company, Janus Capital Corporation and Massachusetts Financial Services Company fund families which compensate GIAC for administrative services provided. These fees range from .05% to .25% of the average daily net assets.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                                  2003                                       2002
                                                 ----------------------------------------  -----------------------------------------
                                                                  Units     Net Increase/                    Units     Net Increase/
                                                 Units Issued   Redeemed     (Decrease)    Units Issued    Redeemed     (Decrease)
                                                 ------------   --------    -------------  ------------    --------   --------------
The Guardian Stock Fund                            2,260,726    2,091,495      169,231       2,451,095    1,904,547       546,548
The Guardian VC 500 Index Fund                       197,804       91,985      105,819         140,243       39,687       100,556
The Guardian VC Asset Allocation Fund                 22,492       10,034       12,458          13,733        5,846         7,887
The Guardian VC High Yield Bond Fund                   2,150          578        1,572             421           92           329
The Guardian Bond Fund, Inc.                         163,733      142,113       21,620         117,988       46,017        71,971
The Guardian Cash Fund, Inc.                         705,092      711,824       (6,732)        195,903      134,976        60,927
Gabelli Capital Asset Fund                           193,886      151,053       42,833         210,328       58,445       151,883
Baillie Gifford International Fund                   872,098      824,751       47,347         163,165      112,058        51,107
Baillie Gifford Emerging Markets Fund                 69,195       53,918       15,277          56,934       21,069        35,865
The Guardian Small Cap Stock Fund                    289,442      270,527       18,915         220,160      114,042       106,118
Value Line Centurion Fund                            190,650      162,386       28,264         198,814      150,706        48,108
Value Line Strategic Asset Management Trust          190,563      176,485       14,078         184,269      145,348        38,921
AIM V.I. Capital Appreciation Fund Series 1          109,413       84,750       24,663         119,052       73,478        45,574
AIM V.I. Global Utilities Fund Series 1               18,133       17,173          960          17,241        6,432        10,809
AIM V.I. Premier Equity Fund Series 1                246,212      230,612       15,600         273,228      168,810       104,418
AllianceBernstein Growth & Income
   Portfolio Class B                                  48,579       13,376       35,203           7,930          273         7,657
AllianceBernstein Premier Growth Portfolio
   Class B                                             6,235          323        5,912           1,357           30         1,327
AllianceBernstein Technology Portfolio
   Class B                                            14,828        3,183       11,645             565           21           544
AllianceBernstein Value Portfolio Class B             12,913        1,527       11,386           1,640           56         1,584
American Century VP International Fund
   Class 1                                            66,676       70,404       (3,728)         63,065       25,866        37,199
American Century VP Value Fund Class 1               106,636       62,004       44,632         102,752       22,711        80,041
Davis Financial Portfolio                              1,890          714        1,176           1,693          253         1,440
Davis Real Estate Portfolio                            2,110        1,248          862           2,251          614         1,637
Davis Value Portfolio                                 13,268        6,840        6,428          14,423        5,212         9,211
Fidelity VIP Contrafund Portfolio Initial Class      268,733       65,680      203,053          95,142       29,713        65,429
Fidelity VIP Equity-Income Portfolio Initial
   Class                                              92,645       43,633       49,012          76,653       33,922        42,731
Fidelity VIP Growth Opportunities Portfolio
   Initial Class                                     123,923       97,053       26,870         127,426      106,198        21,228
Fidelity VIP High Income Portfolio Initial Class      29,980       26,696        3,284          14,843        5,918         8,925
Fidelity VIP Index 500 Portfolio Initial Class       262,851      253,232        9,619         258,000      150,485       107,515
Fidelity VIP Contrafund Portfolio Service
   Class 2                                            15,671        9,938        5,733          15,396        5,249        10,147
Fidelity VIP Equity-Income Portfolio Service
   Class 2                                             9,018        4,436        4,582          10,406        2,448         7,958
Fidelity VIP Growth Opportunities Portfolio
   Service Class 2                                     4,122        1,634        2,488           2,784          841         1,943
Fidelity VIP Mid Cap Portfolio Service Class 2        10,534        3,835        6,699          10,821        2,710         8,111


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                  2003                                       2002
                                                 ----------------------------------------  -----------------------------------------
                                                                  Units     Net Increase/                    Units     Net Increase/
                                                 Units Issued   Redeemed     (Decrease)    Units Issued    Redeemed     (Decrease)
                                                 ------------   --------    -------------  ------------    --------   --------------
Janus Aspen Mid Cap Growth Portfolio
   (formerly Janus Aspen Aggressive
Growth Portfolio) Institutional Shares               221,325      126,898       94,427         253,013      183,246        69,767
Janus Aspen Capital Appreciation Portfolio
   Institutional Shares                              136,320       68,670       67,650          66,206       39,712        26,494
Janus Aspen Growth Portfolio Institutional
   Shares                                             92,881       58,781       34,100          94,942       64,768        30,174
Janus Aspen Worldwide Growth Portfolio
   Institutional Shares                              226,945      169,535       57,410         204,120       91,182       112,938
Janus Aspen Mid Cap Growth Portfolio
   (formerly Janus Aspen Aggressive
Growth Portfolio) Service Shares                      10,276        6,979        3,297          15,571        6,057         9,514
Janus Aspen Capital Appreciation Portfolio
   Service Shares                                      8,057        3,441        4,616           6,009        2,313         3,696
Janus Aspen Growth Portfolio Service Shares           12,946        6,601        6,345          12,848        4,099         8,749
Janus Aspen Worldwide Growth Portfolio
   Service Shares                                     13,915        9,130        4,785          17,891        6,550        11,341
MFS Bond Series Initial Class                         29,524       24,161        5,363          11,518        5,224         6,294
MFS Emerging Growth Series Initial Class             167,015      111,969       55,046         187,443      124,368        63,075
MFS Investors Trust Series Initial Class             107,025       82,450       24,575         111,700       78,974        32,726
MFS New Discovery Series Initial Class                86,642       87,293         (651)        100,236       22,206        78,030
MFS Research Series Initial Class                     30,359       23,840        6,519          26,852       20,523         6,329
MFS Total Return Series Initial Class                170,655       64,220      106,435         119,452       32,636        86,816


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 6 -- UNIT VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders' accounts through redemption of units:

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                        Units      Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                        -----      ----------     -----------     --------   --------    ---------
PARK AVENUE LIFE

The Guardian Stock Fund
              2003                                    6,350,198      $16.12       $102,358,274      0.60%      0.99%       20.72%
              2002                                    6,213,460       13.35         82,965,584      0.60%      0.88%      -21.35%
              2001                                    5,720,515       16.98         97,121,772      0.60%      0.24%      -21.92%
              2000                                    4,766,804       21.74        103,643,591      0.60%      0.08%      -18.88%
              1999                                    3,886,140       26.80        104,161,599      0.60%      0.45%       30.38%
The Guardian VC 500 Index Fund(5)
              2003                                      188,481      $ 7.81       $  1,472,962      0.60%      2.16%       27.48%
              2002                                      115,011        6.13            705,053      0.60%      3.43%      -22.88%
              2001                                       43,542        7.95            346,128      0.60%      1.27%      -12.45%
              2000                                        2,294        9.08             20,832      0.60%      0.44%       -9.20%
              1999                                           --          --                 --        --         --           --
The Guardian VC Asset Allocation Fund(5)
              2003                                       28,178      $ 9.06       $    255,377      0.60%      3.20%       26.93%
              2002                                       15,950        7.14            113,885      0.60%      2.80%      -20.36%
              2001                                        9,421        8.97             84,462      0.60%      0.85%       -9.58%
              2000                                          987        9.92              9,784      0.60%      2.57%       -0.85%
              1999                                           --          --                 --        --         --           --
The Guardian Bond Fund, Inc.
              2003                                      232,830      $16.43       $  3,824,804      0.60%      3.86%        4.11%
              2002                                      212,537       15.78          3,353,738      0.60%      4.86%        8.81%
              2001                                      144,458       14.50          2,094,888      0.60%      6.44%        8.21%
              2000                                      106,318       13.40          1,424,793      0.60%      6.80%        9.36%
              1999                                       92,085       12.25          1,128,456      0.60%      6.25%       -1.43%
The Guardian Cash Fund, Inc.
              2003                                      300,042      $13.13       $  3,940,224      0.60%      0.71%        0.06%
              2002                                      311,402       13.12          4,087,078      0.60%      1.28%        0.64%
              2001                                      259,429       13.04          3,383,264      0.60%      3.60%        2.97%
              2000                                      239,676       12.67          3,035,606      0.60%      5.80%        5.39%
              1999                                      228,387       12.02          2,744,680      0.60%      4.45%        4.15%
Gabelli Capital Asset Fund
              2003                                      376,040      $15.89       $  5,974,713      0.60%      0.12%       34.64%
              2002                                      341,102       11.80          4,025,100      0.60%      0.32%      -14.83%
              2001                                      203,532       13.85          2,819,855      0.60%      0.63%        1.95%
              2000                                      118,257       13.59          1,607,092      0.60%      0.24%        4.92%
              1999                                       76,285       12.95            988,078      0.60%      0.18%       19.09%
Baillie Gifford International Fund
              2003                                      502,791      $14.90       $  7,492,681      0.60%      1.58%       29.25%
              2002                                      481,812       11.53          5,555,212      0.60%      0.08%      -18.20%
              2001                                      433,571       14.09          6,111,142      0.60%        --       -20.88%
              2000                                      379,391       17.81          6,758,600      0.60%        --       -20.48%
              1999                                      323,132       22.40          7,238,956      0.60%      0.41%       38.28%
Baillie Gifford Emerging Markets Fund
              2003                                       96,380      $14.15       $  1,363,836      0.60%      0.88%       52.99%
              2002                                       82,451        9.26            762,606      0.60%      0.64%       -6.80%
              2001                                       47,980        9.94            476,681      0.60%      0.22%        5.66%
              2000                                       34,458        9.40            323,993      0.60%        --       -28.24%
              1999                                       15,388       13.10            201,630      0.60%        --        71.23%
The Guardian Small Cap Stock Fund
              2003                                      555,881      $13.57       $  7,545,937      0.60%        --        42.58%
              2002                                      535,141        9.52          5,094,844      0.60%        --       -16.00%
              2001                                      447,013       11.33          5,066,671      0.60%      0.01%       -8.37%
              2000                                      357,915       12.37          4,427,539      0.60%        --        -3.96%
              1999                                      275,082       12.88          3,543,089      0.60%      0.16%       34.23%


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                        Units      Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                        -----      ----------     -----------     --------   --------    ---------
PARK AVENUE LIFE

Value Line Centurion Fund
              2003                                      630,525      $14.95       $  9,424,865      0.60%        --        18.77%
              2002                                      603,508       12.59          7,595,380      0.60%        --       -23.40%
              2001                                      559,026       16.43          9,184,250      0.60%      0.17%      -16.85%
              2000                                      475,710       19.76          9,398,812      0.60%      0.07%      -13.00%
              1999                                      405,089       22.71          9,199,125      0.60%      0.27%       27.46%
Value Line Strategic Asset Management Trust
              2003                                      570,920      $18.99       $ 10,843,483      0.60%      0.72%       15.83%
              2002                                      563,152       16.40          9,234,296      0.60%      1.35%      -13.05%
              2001                                      535,433       18.86         10,097,942      0.60%      3.12%      -13.45%
              2000                                      471,646       21.79         10,276,675      0.60%      2.12%        1.34%
              1999                                      401,104       21.50          8,624,293      0.60%      0.99%       23.57%
AIM V.I. Capital Appreciation Fund Series 1
              2003                                      231,653      $10.90       $  2,524,939      0.60%        --        28.74%
              2002                                      210,211        8.47          1,779,694      0.60%        --       -24.81%
              2001                                      172,001       11.26          1,936,686      0.60%        --       -23.74%
              2000                                      108,441       14.76          1,601,120      0.60%        --       -11.45%
              1999                                       27,760       16.67            462,853      0.60%      0.09%       43.75%
AIM V.I. Global Utilities Fund Series 1(5)
              2003                                       29,760      $ 5.79       $    172,353      0.60%      3.33%       18.32%
              2002                                       29,778        4.89            145,752      0.60%      4.94%      -25.98%
              2001                                       20,919        6.61            138,330      0.60%      2.05%      -28.36%
              2000                                        4,439        9.23             40,976      0.60%      0.85%       -7.70%
              1999                                           --          --                 --        --         --           --
AIM V.I. Premier Equity Fund Series 1
              2003                                      587,500      $10.45       $  6,142,189      0.60%      0.30%       24.33%
              2002                                      578,676        8.41          4,866,064      0.60%      0.40%      -30.68%
              2001                                      482,796       12.13          5,856,378      0.60%      0.14%      -13.09%
              2000                                      348,509       13.96          4,864,026      0.60%      0.14%      -15.16%
              1999                                      218,745       16.45          3,598,547      0.60%      0.48%       29.12%
AllianceBernstein Growth & Income Portfolio
  Class B(4)
              2003                                       42,229      $10.41       $    439,557      0.60%      0.52%       31.39%
              2002                                        7,657        7.92             60,657      0.60%        --       -20.78%
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Premier Growth Portfolio
  Class B(4)
              2003                                        7,220      $ 9.65       $     69,681      0.60%        --        22.63%
              2002                                        1,327        7.87             10,442      0.60%        --       -21.30%
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Technology Portfolio Class B(4)
              2003                                       11,964      $ 9.74       $    116,500      0.60%        --        42.93%
              2002                                          544        6.81              3,702      0.60%        --       -31.87%
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Value Portfolio Class B(4)
              2003                                       12,410      $10.80       $    134,062      0.60%      0.73%       27.69%
              2002                                        1,569        8.46             13,275      0.60%        --       -15.40%
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                        Units      Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                        -----      ----------     -----------     --------   --------    ---------
PARK AVENUE LIFE

American Century VP International Fund
  Class I
              2003                                      139,596      $ 9.76       $  1,362,312      0.60%      0.61%       23.76%
              2002                                      143,324        7.89          1,130,131      0.60%      0.72%      -20.85%
              2001                                      106,125        9.96          1,057,244      0.60%      0.08%      -29.60%
              2000                                       78,357       14.15          1,108,810      0.60%      0.11%      -17.33%
              1999                                       38,403       17.12            657,318      0.60%        --        63.06%
American Century VP Value Fund Class 1
              2003                                      174,744      $13.78       $  2,407,698      0.60%      0.91%       28.18%
              2002                                      130,112       10.75          1,398,559      0.60%      0.73%      -13.15%
              2001                                       50,071       12.38            619,665      0.60%      0.53%       12.15%
              2000                                       13,856       11.04            152,905      0.60%      0.82%       17.43%
              1999                                        6,647        9.40             62,468      0.60%      1.32%       -1.44%
Fidelity VIP Contrafund Portfolio Initial Class(5)
              2003                                      363,769      $ 9.32       $  3,390,695      0.60%      0.27%       27.69%
              2002                                      160,716        7.30          1,173,156      0.60%      0.70%       -9.89%
              2001                                       95,287        8.10            771,915      0.60%      0.31%      -12.77%
              2000                                       20,179        9.29            187,406      0.60%        --        -7.13%
              1999                                           --          --                 --        --         --           --
Fidelity VIP Equity-Income Portfolio Initial
  Class
              2003                                      194,225      $12.43       $  2,414,028      0.60%      1.39%       29.55%
              2002                                      145,213        9.59          1,393,193      0.60%      1.52%      -17.45%
              2001                                      102,482       11.62          1,191,004      0.60%      1.11%       -5.53%
              2000                                       47,470       12.30            583,948      0.60%      1.32%        7.77%
              1999                                       31,610       11.41            360,821      0.60%      0.77%        5.69%
Fidelity VIP Growth Opportunities Portfolio
  Initial Class
              2003                                      326,170      $ 8.74       $  2,850,483      0.60%      0.67%       29.09%
              2002                                      299,300        6.77          2,026,181      0.60%      1.12%      -22.31%
              2001                                      278,072        8.71          2,423,167      0.60%      0.34%      -14.93%
              2000                                      217,677       10.24          2,229,881      0.60%      1.12%      -17.57%
              1999                                      134,893       12.43          1,676,302      0.60%      0.34%        3.65%
Fidelity VIP High Income Portfolio Initial Class
              2003                                       39,334      $ 8.76       $    344,478      0.60%      5.38%       26.50%
              2002                                       36,050        6.92            249,578      0.60%      8.29%        2.82%
              2001                                       27,125        6.73            182,632      0.60%     10.90%      -12.26%
              2000                                       18,064        7.67            138,619      0.60%      6.70%      -22.94%
              1999                                       13,103        9.96            130,490      0.60%      8.75%        7.51%
Fidelity VIP Index 500 Portfolio Initial Class
              2003                                      657,718      $11.37       $  7,480,915      0.60%      1.31%       27.64%
              2002                                      648,099        8.91          5,775,329      0.60%      1.30%      -22.71%
              2001                                      540,584       11.53          6,233,087      0.60%      1.12%      -12.63%
              2000                                      500,558       13.20          6,605,753      0.60%      0.80%       -9.85%
              1999                                      281,639       14.64          4,122,841      0.60%      0.22%       19.79%
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
Portfolio) Institutional Shares(5)
              2003                                      439,384      $ 3.93       $  1,726,627      0.60%        --        34.29%
              2002                                      344,957        2.93          1,009,422      0.60%        --       -28.37%
              2001                                      275,190        4.09          1,124,160      0.60%        --       -39.81%
              2000                                      142,277        6.79            965,671      0.60%      1.58%      -32.13%
              1999                                           --          --                 --        --         --           --


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                        Units      Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                        -----      ----------     -----------     --------   --------    ---------
PARK AVENUE LIFE

Janus Aspen Capital Appreciation Portfolio
  Institutional Shares(5)
              2003                                      210,862      $ 6.19       $  1,304,983      0.60%      0.47%       19.81%
              2002                                      143,212        5.17            739,747      0.60%      0.65%      -16.18%
              2001                                      116,718        6.16            719,247      0.60%      1.57%      -22.14%
              2000                                       38,219        7.91            302,499      0.60%      0.81%      -20.85%
              1999                                           --          --                 --        --         --           --
Janus Aspen Growth Portfolio Institutional
  Shares(5)
              2003                                      190,377      $ 5.82       $  1,107,749      0.60%      0.09%       30.94%
              2002                                      156,277        4.44            694,458      0.60%        --       -26.95%
              2001                                      126,103        6.08            767,116      0.60%      0.07%      -25.19%
              2000                                       27,219        8.13            221,323      0.60%      0.27%      -18.69%
              1999                                           --          --                 --        --         --           --
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares(5)
              2003                                      415,994      $ 5.66       $  2,354,942      0.60%      1.03%       23.25%
              2002                                      358,584        4.59          1,647,057      0.60%      1.10%      -25.95%
              2001                                      245,646        6.20          1,523,688      0.60%      0.60%      -22.90%
              2000                                       89,932        8.05            723,525      0.60%      0.68%      -19.55%
              1999                                           --          --                 --        --         --           --
MFS Bond Series Initial Class
              2003                                       25,534      $14.25       $    363,977      0.60%      5.72%        8.68%
              2002                                       20,171       13.12            264,564      0.60%      4.91%        8.27%
              2001                                       13,877       12.11            168,105      0.60%      4.56%        8.05%
              2000                                        4,626       11.21             51,861      0.60%      4.47%        8.56%
              1999                                        4,815       10.33             49,725      0.60%      2.35%       -2.15%
MFS Emerging Growth Series Initial Class
              2003                                      354,022      $ 9.77       $  3,457,892      0.60%        --        29.45%
              2002                                      307,159        7.55          2,317,697      0.60%        --       -34.16%
              2001                                      253,377       11.46          2,903,732      0.60%        --       -33.89%
              2000                                      168,280       17.33          2,916,929      0.60%        --       -20.09%
              1999                                       72,636       21.69          1,575,593      0.60%        --        75.65%
MFS Investors Trust Series Initial Class
              2003                                      296,568      $10.88       $  3,225,337      0.60%      0.61%       21.41%
              2002                                      273,448        8.96          2,449,378      0.60%      0.55%      -21.44%
              2001                                      242,847       11.40          2,768,832      0.60%      0.48%      -16.46%
              2000                                      183,979       13.65          2,510,883      0.60%      0.42%       -0.75%
              1999                                      144,482       13.75          1,986,712      0.60%      0.27%        6.05%
MFS New Discovery Series Initial Class(5)
              2003                                      127,979      $ 7.95       $  1,017,678      0.60%        --        32.91%
              2002                                      130,686        5.98            781,860      0.60%        --       -32.04%
              2001                                       58,823        8.80            517,849      0.60%        --        -5.60%
              2000                                       18,133        9.33            169,094      0.60%        --        -6.75%
              1999                                           --          --                 --        --         --           --
MFS Research Series Initial Class(5)
              2003                                       36,356      $ 6.52       $    237,100      0.60%      0.65%       23.96%
              2002                                       32,191        5.26            169,366      0.60%      0.38%      -24.99%
              2001                                       28,798        7.01            201,990      0.60%        --       -21.72%
              2000                                        3,109        8.96             27,854      0.60%        --       -10.40%
              1999                                           --          --                 --        --         --           --
MFS Total Return Series Initial Class
              2003                                      272,255      $14.08       $  3,834,427      0.60%      1.70%       15.62%
              2002                                      173,565       12.18          2,114,158      0.60%      1.58%       -5.74%
              2001                                       97,733       12.92          1,262,913      0.60%      1.56%       -0.35%
              2000                                       16,902       12.97            219,182      0.60%      2.08%       15.32%
              1999                                       12,311       11.25            138,438      0.60%      1.72%        2.47%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                        Units      Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                        -----      ----------     -----------     --------   --------    ---------
PARK AVENUE MILLENNIUM SERIES

The Guardian Stock Fund(6)
              2003                                      113,938      $ 5.98       $    681,302        --       0.99%       21.45%
              2002                                       81,445        4.92            401,004        --       0.88%      -20.87%
              2001                                       27,842        6.22            173,256        --       0.24%      -37.77%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
The Guardian VC 500 Index Fund(6)
              2003                                       74,588      $ 7.91       $    589,885        --       2.16%       28.25%
              2002                                       42,239        6.17            260,470        --       3.43%      -22.42%
              2001                                       13,152        7.95            104,539        --       1.27%      -20.52%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
The Guardian VC Asset Allocation Fund(6)
              2003                                        3,507      $ 9.23       $     32,379        --       3.20%       27.70%
              2002                                        3,277        7.23             23,690        --       2.80%      -19.88%
              2001                                        1,919        9.02             17,317        --       0.85%       -9.76%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
The Guardian VC High Yield Bond Fund(6)
              2003                                        2,123      $11.70       $     24,840        --       7.89%       17.95%
              2002                                          551        9.92              5,461        --       8.57%        1.29%
              2001                                          222        9.79              2,172        --       4.88%       -2.05%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
The Guardian Bond Fund, Inc.(6)
              2003                                        6,251      $13.29       $     83,068        --       3.86%        4.73%
              2002                                        4,924       12.68             62,475        --       4.86%        9.43%
              2001                                        1,031       11.59             11,956        --       6.44%       15.91%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
The Guardian Cash Fund, Inc.(6)
              2003                                       25,483      $10.91       $    278,111        --       0.71%        0.66%
              2002                                       20,855       10.84            226,107        --       1.28%        1.25%
              2001                                       11,902       10.71            127,444        --       3.60%        7.08%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Gabelli Capital Asset Fund(6)
              2003                                       27,025      $12.00       $    324,366        --       0.12%       35.46%
              2002                                       19,130        8.86            169,506        --       0.32%      -14.31%
              2001                                        4,818       10.34             49,822        --       0.63%        3.41%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Baillie Gifford International Fund(6)
              2003                                       30,833      $ 7.28       $    224,347        --       1.58%       30.03%
              2002                                        4,465        5.60             24,987        --       0.08%      -17.70%
              2001                                        1,599        6.80             10,870        --         --       -32.00%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Baillie Gifford Emerging Markets Fund(6)
              2003                                        3,079      $11.60       $     35,724        --       0.88%       53.92%
              2002                                        1,731        7.55             13,044        --       0.64%       -6.22%
              2001                                          338        8.05              2,716        --       0.22%      -19.53%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                         Units     Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                         -----     ----------     -----------     --------   --------    ---------
PARK AVENUE MILLENNIUM SERIES

The Guardian Small Cap Stock Fund(6)
              2003                                       19,011      $10.10       $    192,060        --         --        43.44%
              2002                                       20,836        7.04            146,742        --         --       -15.50%
              2001                                        2,845        8.33             23,713        --       0.01%      -16.66%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Value Line Centurion Fund(6)
              2003                                        7,685      $ 6.54       $     50,283        --         --        19.49%
              2002                                        6,438        5.49             35,256        --         --       -22.79%
              2001                                        2,812        7.11             19,978        --       0.17%      -28.94%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Value Line Strategic Asset Management Trust(6)
              2003                                       23,102      $ 8.67       $    200,324        --       0.72%       16.53%
              2002                                       16,792        7.44            124,956        --       1.35%      -12.53%
              2001                                        5,590        8.51             47,556        --       3.12%      -14.93%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AIM V.I. Capital Appreciation Fund Series 1(6)
              2003                                       19,309      $ 6.16       $    118,972        --         --        29.52%
              2002                                       16,088        4.76             76,534        --         --       -24.36%
              2001                                        8,725        6.29             54,869        --         --       -37.11%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AIM V.I. Global Utilities Fund Series 1(6)
              2003                                        3,106      $ 5.84       $     18,140        --       3.33%       19.03%
              2002                                        2,128        4.90             10,443        --       4.94%      -25.61%
              2001                                          178        6.59              1,174        --       2.05%      -34.11%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AIM V.I. Premier Equity Fund Series 1(6)
              2003                                       21,806      $ 6.42       $    140,079        --       0.30%       25.08%
              2002                                       15,030        5.14             77,190        --       0.40%      -30.26%
              2001                                        6,493        7.36             47,812        --       0.14%      -26.36%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Growth & Income Portfolio
  Class B(4)
              2003                                          631      $10.12       $      6,387        --       0.52%       32.18%
              2002                                           --          --                 --        --         --           --
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Premier Growth Portfolio
  Class B(4)
              2003                                           19      $ 9.75       $        189        --         --        23.37%
              2002                                           --          --                 --        --         --           --
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
AllianceBernstein Technology Portfolio Class B(4)
              2003                                          225      $ 9.84       $      2,211        --         --        43.79%
              2002                                           --          --                 --        --         --           --
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                          Units    Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                          -----    ----------     -----------     --------   --------    ---------
PARK AVENUE MILLENNIUM SERIES

AllianceBersntein Value Portfolio Class B(4)
              2003                                          560      $10.89       $      6,104        --       0.73%       28.46%
              2002                                           15        8.33                125        --         --       -16.71%
              2001                                           --          --                 --        --         --           --
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Davis Financial Portfolio(6)
              2003                                        3,220      $11.63       $     37,453        --       0.41%       32.15%
              2002                                        2,044        8.80             17,993        --       0.38%      -16.84%
              2001                                          604       10.58              6,394        --       0.05%        5.84%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Davis Real Estate Portfolio(6)
              2003                                        3,130      $16.70       $     52,267        --       4.95%       36.79%
              2002                                        2,268       12.21             27,692        --       4.94%        5.89%
              2001                                          631       11.53              7,275        --       1.83%       15.28%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Davis Value Portfolio(6)
              2003                                       19,347      $ 9.75       $    188,594        --       0.87%       29.76%
              2002                                       12,919        7.51             97,059        --       1.12%      -16.26%
              2001                                        3,708        8.97             33,268        --       0.19%      -10.29%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Fidelity VIP Contrafund Portfolio Service
  Class 2(6)
              2003                                       19,630      $ 9.52       $    186,863        --       0.25%       28.20%
              2002                                       13,897        7.42            103,196        --       0.35%       -9.62%
              2001                                        3,750        8.21             30,808        --         --       -17.85%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Fidelity VIP Equity-Income Portfolio Service
  Class 2(6)
              2003                                       17,636      $10.93       $    192,719        --       1.30%       30.03%
              2002                                       13,054        8.40            109,709        --       0.97%      -17.15%
              2001                                        5,096       10.14             51,692        --         --         1.44%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Fidelity VIP Growth Opportunities Portfolio
  Service Class 2(6)
              2003                                        5,194      $ 7.37       $     38,276        --       0.31%       29.40%
              2002                                        2,706        5.70             15,411        --       0.38%      -21.99%
              2001                                          763        7.30              5,569        --         --       -26.99%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --

Fidelity VIP Mid Cap Portfolio Service Class(2)(6)

              2003                                       16,975      $13.22       $    224,446        --       0.18%       38.25%
              2002                                       10,276        9.56             98,284        --       0.42%      -10.02%
              2001                                        2,165       10.63             23,017        --         --         6.30%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                             Investment
                                                                           Net Assets               Expense    Income      Total
                                                         Units       Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                         -----       ----------     -----------     --------   --------    ---------
PARK AVENUE MILLENNIUM SERIES

Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive Growth
  Portfolio) Service Shares(6)
              2003                                       21,160      $ 8.03       $    170,006        --         --        34.76%
              2002                                       17,863        5.96            106,496        --         --       -28.12%
              2001                                        8,349        8.29             69,248        --         --       -17.06%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Janus Aspen Capital Appreciation Portfolio
  Service Shares(6)
              2003                                       10,333      $ 9.17       $     94,750        --       0.26%       20.23%
              2002                                        5,717        7.63             43,604        --       0.40%      -15.93%
              2001                                        2,021        9.07             18,335        --       0.34%       -9.28%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Janus Aspen Growth Portfolio Service Shares(6)
              2003                                       19,181      $ 8.41       $    161,399        --         --        31.49%
              2002                                       12,836        6.40             82,137        --         --       -26.72%
              2001                                        4,087        8.73             35,692        --         --       -12.67%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
Janus Aspen Worldwide Growth Portfolio
  Service Shares(6)
              2003                                       22,828      $ 8.42       $    192,285        --       0.84%       23.68%
              2002                                       18,043        6.81            122,878        --       0.74%      -25.71%
              2001                                        6,702        9.17             61,438        --       0.08%       -8.33%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
MFS Emerging Growth Series Initial Class(6)
              2003                                       24,782      $ 4.72       $    117,000        --         --        30.23%
              2002                                       16,599        3.63             60,177        --         --       -33.76%
              2001                                        7,306        5.47             39,985        --         --       -45.27%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
MFS Investors Trust Series Initial Class(6)
              2003                                        4,492      $ 7.94       $     35,648        --       0.61%       22.15%
              2002                                        3,037        6.50             19,734        --       0.55%      -20.96%
              2001                                          912        8.22              7,497        --       0.48%      -17.79%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
MFS New Discovery Series Initial Class(6)
              2003                                       11,520      $ 8.12       $     93,491        --         --        33.72%
              2002                                        9,464        6.07             57,440        --         --       -31.63%
              2001                                        3,296        8.88             29,264        --         --       -11.23%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --
MFS Research Series Initial Class(6)
              2003                                        8,311      $ 6.55       $     54,471        --       0.65%       24.71%
              2002                                        5,957        5.26             31,309        --       0.38%      -24.54%
              2001                                        3,021        6.96             21,036        --         --       -30.36%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account K

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                            Investment
                                                                          Net Assets               Expense    Income      Total
                                                         Units     Unit Value      In whole $     Ratio(1)   Ratio(3)    Return(2)
                                                         -----     ----------     -----------     --------   --------    ---------
PARK AVENUE MILLENNIUM SERIES

MFS Total Return Series Initial Class(6)
              2003                                       21,346      $12.31       $    262,749        --       1.70%       16.32%
              2002                                       13,601       10.58            143,917        --       1.58%       -5.17%
              2001                                        2,617       11.16             29,201        --       1.56%       11.58%
              2000                                           --          --                 --        --         --           --
              1999                                           --          --                 --        --         --           --


(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units were purchased.

(4)   Portfolio commenced operations on May 1, 2002.
(5)   Portfolio commenced operations on May 1, 2000.
(6)   Portfolio commenced operations on March 16, 2001.


----
B-46                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account K

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation Series I, AIM V.I. Global Utilities Series I, AIM V.I. Premier Equity Series I, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Value Class B, American Century VP International Class 1, American Century VP Value Class 1, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Initial Class, Fidelity VIP Equity-Income Initial Class, Fidelity VIP Growth Opportunities Initial Class, Fidelity VIP High Income Initial Class, Fidelity VIP Index 500 Initial Class, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Opportunities Service Class 2, Fidelity VIP Mid Cap Service Class 2, Janus Aspen Mid Cap Growth Institutional Shares, Janus Aspen Capital Appreciation Institutional Shares, Janus Aspen Growth Institutional Shares, Janus Aspen Worldwide Growth Institutional Shares, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Growth Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Bond Initial Class, MFS Emerging Growth Initial Class, MFS Investors Trust Initial Class, MFS New Discovery Initial Class, MFS Research Initial Class and MFS Total Return Initial Class investment divisions (constituting The Guardian Separate Account K) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 26, 2004


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           ---------------------
                                                                                2003        2002
                                                                           ---------   ---------
                                                                               (In millions)
Assets:
Bonds, available for sale at fair value
   (amortized cost $1,597.0 million; $1,021.9 million, respectively) ...   $ 1,663.8   $ 1,062.7
Affiliated mutual funds, at fair value (amortized cost $25.1 million;
   $24.8 million, respectively) ........................................        31.8        23.9
Policy loans ...........................................................        84.2        87.8
Cash and cash equivalents ..............................................       295.4       108.6
Other invested assets ..................................................         1.3         1.4
                                                                           ---------   ---------
Total invested assets ..................................................     2,076.5     1,284.4
                                                                           ---------   ---------
Deferred policy acquisition costs ......................................       321.1       319.8
Deferred software costs ................................................         0.8        13.7
Amounts receivable from reinsurers .....................................        30.8        32.4
Investment income due and accrued ......................................        26.8        17.7
Other assets ...........................................................        61.8        10.4
Federal income taxes recoverable .......................................        11.9        36.6
Accounts receivable ....................................................        28.0        29.5
Separate account assets ................................................     7,731.5     7,155.5
                                                                           ---------   ---------
Total Assets ...........................................................   $10,289.2   $ 8,900.0
                                                                           =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..............   $ 1,849.3   $ 1,119.3
Due to parent and affiliated mutual funds ..............................        36.3        47.8
Deferred federal income taxes, net .....................................        91.1        85.1
Accrued expenses and other liabilities .................................       159.2       100.7
Separate account liabilities ...........................................     7,665.6     7,094.7
                                                                           ---------   ---------
Total Liabilities ......................................................     9,801.5     8,447.6
                                                                           ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ..............................................         2.5         2.5
Additional paid-in capital .............................................       181.9       161.9
Retained earnings ......................................................       279.8       276.1
Accumulated other comprehensive income, net of deferred taxes ..........        23.5        11.9
                                                                           ---------   ---------
Total Stockholder's Equity .............................................       487.7       452.4
                                                                           ---------   ---------
Total Liabilities & Stockholder's Equity ...............................   $10,289.2   $ 8,900.0
                                                                           =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                   For the Years Ended December 31,
                                                                -------------------------------------

                                                                  2003           2002           2001
                                                                ------         ------         ------
                                                                           (In millions)
Revenues
   Premiums ..............................................      $ 10.8         $ 12.2         $ 13.0
   Net investment income .................................        84.6           60.1           48.0
   Net realized gains (losses) on investments ............         1.1          (20.7)          (0.1)
   Income from brokerage operations ......................        23.3           28.3           26.0
   Administrative service fees ...........................       200.2          203.0          230.5
   Other (expense) income ................................       (11.5)          (6.0)           9.2
                                                                ------         ------         ------
Total revenues ...........................................       308.5          276.9          326.6
                                                                ------         ------         ------

Benefits and expenses
   Policyholder benefits .................................        86.2           52.6           58.9
   Amortization of deferred policy acquisition costs .....        78.1           78.5           75.7
   Amortization of deferred software costs ...............         0.8            8.4            7.0
   Other operating costs and expenses ....................       153.4          272.4          247.6
                                                                ------         ------         ------
Total benefits and expenses ..............................       318.5          411.9          389.2
                                                                ------         ------         ------

(Loss) before income taxes ...............................       (10.0)        (135.0)         (62.6)
                                                                ------         ------         ------
Federal income taxes
   Current benefit .......................................       (13.5)         (31.4)         (10.2)
   Deferred benefit ......................................        (0.2)         (26.5)         (23.8)
                                                                ------         ------         ------

Total federal income taxes ...............................       (13.7)         (57.9)         (34.0)
                                                                ------         ------         ------

Net income (loss) ........................................         3.7          (77.1)         (28.6)

Other comprehensive income (loss), net of income tax:
   Change in unrealized investment gains (losses), net ...        11.6            8.4           (2.8)
                                                                ------         ------         ------

Comprehensive income (loss) ..............................      $ 15.3         $(68.7)        $(31.4)
                                                                ======         ======         ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the Years Ended December 31,
                                                          --------------------------------
                                                             2003        2002         2001
                                                          -------     -------      -------
                                                                   (In millions)
Common stock at par value, beginning of year ........     $   2.5     $   2.5      $   2.5
                                                          -------     -------      -------
Common stock at par value, end of year ..............         2.5         2.5          2.5
                                                          -------     -------      -------
Capital in excess of par value, beginning of year ...       161.9       136.9        136.9
Capital contribution ................................        20.0        25.0           --
                                                          -------     -------      -------
Capital in excess of par value, end of year .........       181.9       161.9        136.9
                                                          -------     -------      -------

Retained earnings, beginning of year ................       276.1       353.2        431.7
Net income (loss) ...................................         3.7       (77.1)       (28.6)
Dividends to parent .................................          --          --        (49.9)
                                                          -------     -------      -------
Retained earnings, end of year ......................       279.8       276.1        353.2
                                                          -------     -------      -------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year .........        11.9         3.5          6.3
Change in unrealized investment gains (losses),
   net of deferred taxes ............................        11.6         8.4         (2.8)
                                                          -------     -------      -------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ...............        23.5        11.9          3.5
                                                          -------     -------      -------

Total stockholder's equity, end of year .............     $ 487.7     $ 452.4      $ 496.1
                                                          =======     =======      =======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                 ------------------------------------
                                                                     2003          2002          2001
                                                                 --------      --------      --------
                                                                            (In millions)
Operating activities
Net income (loss) ..........................................     $    3.7      $  (77.1)     $  (28.6)
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
    Changes in
      Deferred policy acquisition costs ....................         (1.3)         83.2          19.7
      Deferred software costs ..............................          0.9           5.7          12.7
      Amounts receivable from reinsurers ...................          1.6           4.2          21.5
      Investment income due and accrued ....................         (9.1)         (5.1)         (3.1)
      Other assets .........................................        (51.4)         (2.9)          0.4
      Federal income taxes recoverable .....................         24.7         (16.5)         (8.2)
      Accounts receivable ..................................          1.5          (4.4)          8.8
      Separate accounts, net ...............................         (5.1)          1.6          (3.0)
      Future policy benefits and policyholder liabilities ..         60.2         (24.4)        (25.8)
      Due to parent and affiliated mutual funds ............        (11.5)         (6.5)         (3.1)
      Deferred federal income taxes, net ...................          6.0         (21.8)        (19.3)
      Accrued expenses and other liabilities ...............         58.5          (1.8)        (25.2)
      Net realized (gains) losses on investments ...........         (1.1)         20.7           0.1
      Other ................................................          3.6           3.4          (3.7)
                                                                 --------      --------      --------
      Net cash provided by (used in) operating activities ..         81.2         (41.7)        (56.8)
                                                                 --------      --------      --------
Investment activities
  Proceeds from investments sold or matured
    Bonds ..................................................        175.2         172.9         461.5
    Affiliated mutual funds ................................           --          14.4          23.4
    Redemption of seed investments .........................           --            --          32.8
    Other items, net .......................................          0.1            --            --
  Investments purchased
    Bonds ..................................................       (764.7)       (567.1)       (583.0)
    Affiliated mutual funds ................................         (4.4)         (4.2)        (10.0)
    Other items, net .......................................         (3.5)         (0.4)         (1.0)
                                                                 --------      --------      --------
      Net cash used in investing activities ................       (597.3)       (384.4)        (76.3)
                                                                 --------      --------      --------
Financing activities
  Additions to policyholder contract deposits ..............        838.2         541.0         245.9
  Withdrawals from policyholder contract deposits ..........       (168.4)        (86.4)        (72.5)
  Capital contribution .....................................         20.0          25.0            --
  Dividends to parent ......................................           --            --         (49.9)
  Other items ..............................................         13.1           1.4          (5.0)
                                                                 --------      --------      --------
    Net cash provided by financing activities ..............        702.9         481.0         118.5
                                                                 --------      --------      --------
Net increase (decrease) in cash ............................        186.8          54.9         (14.6)
Cash and cash equivalents, at beginning of year ............        108.6          53.7          68.3
                                                                 --------      --------      --------
Cash and cash equivalents, at end of year ..................     $  295.4      $  108.6      $   53.7
                                                                 ========      ========      ========
Supplemental disclosure:
  Federal income taxes recovered ...........................     $  (38.0)     $  (15.6)     $   (1.9)
                                                                 ========      ========      ========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) (formerly Guardian Investor Service Corporation).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Investments:

      Bonds and affiliated mutual funds are classified as available for sale and are carried at estimated fair value. Changes in unrealized gains and losses are recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Other-than-temporary declines in the fair value of investments in bonds and affiliated mutual funds are recorded in "Net realized gains (losses) on investments".

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized gains (losses) on investments: Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and provisions for losses on investments are included in "Net Realized gains (losses) on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed three years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

      For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profits was 6.56% to 7.00% at December 31, 2003. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $60.1 million and $56.3 million at December 31, 2003 and 2002.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2003 and 2002, the Company maintained reserves of $6.8 million and $12.7 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

      Statutory accounting: In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus) by $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities, a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected, and an increase in non-admitted assets.

      Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve
(AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold;
5) bonds are carried principally at amortized cost; 6) annuity and certain insurance premiums are recognized as premium income; 7) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus; 8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 9) certain "non-admitted assets" must be excluded under statutory reporting through a charge to surplus and 10) investments in common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 10.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

      In November 2002, the FASB issued Interpretation (FIN) No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns), or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The FASB has deferred adoption of FIN 46 for nonpublic entities from the previous effective date of 2003. The Company will adopt the Interpretation for relationships with VIEs that begin after December 31, 2003. The Company will implement the consolidation guidance by December 31, 2005 for VIEs with which the Company became involved prior to January 1, 2004. The Company is in the process of determining the impact of the consolidation guidance, however, management does not believe that the implementation of FIN 46 will have a material effect on the Company's consolidated financial position.

      In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those "taint-free" reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was $0. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was $0 at December 31, 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

      In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

      The most significant accounting implications of the SOP are as follows:
(1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met;
(2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

do not include the then current market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures and (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

      The provisions of the SOP are effective for fiscal years beginning after December 15, 2003, and, as such, the Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle. The Company has completed an assessment of the impact of the SOP on its operations and management does not believe that the implementation of the SOP will have a material effect on the Company's consolidated financial position.

      In November 2003, Emerging Issues Task Force reached a consensus on EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), requiring additional disclosures to be included in companies financial statements for fiscal years ending after December 15, 2003. For marketable securities covered by FAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities", disclosures should include quantitative and qualitative information as of the latest balance sheet date, by investment type, about the aggregate amount of unrealized losses and the aggregate fair value of investments with unrealized losses. These disclosure requirements have been incorporated in Note 3.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2003 and 2002 are as follows:

                                                                         December 31, 2003
                                                                           (In millions)
                                                 ----------------------------------------------------------------
                                                                               Gross                    Estimated
                                                    Amortized                Unrealized                      Fair
                                                         Cost            Gains          (Losses)            Value
                                                 ------------      -----------      ------------      -----------
U.S. government .............................    $        4.0      $       0.4      $        --       $       4.4
All other government ........................            21.9              0.9               --              22.8
States, territories, and possessions ........            11.5               --               --              11.5
Political subdivisions of states,
   territories, and possessions .............            10.4               --             (0.2)             10.2
Special revenue .............................            56.2              0.3             (0.4)             56.1
Public utilities ............................           138.1              5.6             (0.1)            143.6
Industrial and miscellaneous ................         1,354.9             63.1             (2.8)          1,415.2
                                                 ------------      -----------      ------------      -----------
Total Bonds .................................    $    1,597.0      $      70.3      $      (3.5)      $   1,663.8
                                                 ============      ===========      ============      ===========
Affiliated mutual funds .....................    $       25.1      $       8.4      $      (1.7)            $31.8
                                                 ============      ===========      ============      ===========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

                                                                               December 31, 2002
                                                                                 (In millions)
                                                       ----------------------------------------------------------------
                                                                                     Gross                    Estimated
                                                          Amortized                Unrealized                      Fair
                                                               Cost            Gains          (Losses)            Value
                                                       ------------      -----------      ------------      -----------
U.S. government ..................................     $        4.0      $       0.6      $        --       $       4.6
All other government .............................             11.6              0.7               --              12.3
States, territories, and possessions .............               --               --               --                --
Political subdivisions of states, territories,
   and possessions ...............................              2.0              0.1               --               2.1
Special revenue ..................................             20.7              1.0               --              21.7
Public utilities .................................            107.0              3.7             (1.1)            109.6
Industrial and miscellaneous .....................            876.6             42.1             (6.3)            912.4
                                                       ------------      -----------      -----------       -----------
Total Bonds ......................................     $    1,021.9      $      48.2      $      (7.4)      $   1,062.7
                                                       ============      ===========      ===========       ===========
Affiliated mutual funds ..........................     $       24.8      $       2.3      $      (3.2)      $      23.9
                                                       ============      ===========      ===========       ===========

      The amortized cost and estimated fair value of bonds as of December 31, 2003 and 2002 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


                                                                       December 31, 2003
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $      231.5       $     233.9
Due after one year through five years .....................             955.5           1,004.3
Due after five years through ten years ....................             256.9             268.9
Due after ten years .......................................              59.5              61.9
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              93.6              94.8
                                                                 ------------       -----------
Total .....................................................      $    1,597.0       $   1,663.8
                                                                 ============       ===========

                                                                       December 31, 2002
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $       60.0       $      60.5
Due after one year through five years .....................             661.9             688.4
Due after five years through ten years ....................             215.8             225.2
Due after ten years .......................................              31.9              33.7
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              52.3              54.9
                                                                 ------------       -----------
Total .....................................................      $    1,021.9       $   1,062.7
                                                                 ============       ===========

     Proceeds from sales of investments in bonds amounted to $175.2 million, $172.9 million and $461.5 million in 2003, 2002 and 2001, respectively. Gross gains of $2.0 million, $2.3 million and $1.6 million and gross losses of $0.4 million, $5.8 million and $1.2 million were realized on sales and prepayments of bonds in 2003, 2002 and 2001, respectively.

     Proceeds from sales of investments in affiliated mutual funds amounted to $0.0 million, $14.4 million and $23.4 million in 2003, 2002 and 2001, respectively. Gross gains of $0.0 million, $0.0 million and $5.2 million and gross losses of $0.0 million, $0.0 million and $0.0 million were realized on sales of affiliated mutual funds in 2003, 2002 and 2001, respectively.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

     Unrealized losses: The Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 and 2002, are shown below:

                                                                         December 31, 2003
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $      0.4     $       --      $       --     $       --      $      0.4     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................           11.5             --              --             --            11.5             --
Political subdivisions of
   states, territories, and
   possessions .................            8.2           (0.2)             --             --             8.2           (0.2)
Special revenue ................           35.8           (0.4)             --             --            35.8           (0.4)
Public utilities ...............            6.4           (0.1)            2.9             --             9.3           (0.1)
Industrial and miscellaneous ...          153.5           (2.2)            8.5           (0.6)          162.0           (2.8)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    215.8     $     (2.9)     $     11.4     $     (0.6)     $    227.2     $     (3.5)
Affiliated mutual funds ........             --             --             6.0           (1.7)            6.0           (1.7)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    215.8     $     (2.9)     $     17.4     $     (2.3)     $    233.2     $     (5.2)
                                     ==========     ==========      ==========     ==========      ==========     ==========

                                                                         December 31, 2002
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $       --     $       --      $       --     $       --      $       --     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................             --             --              --             --              --             --
Political subdivisions of
   states, territories, and
   possessions .................             --             --              --             --              --             --
Special revenue ................             --             --              --             --              --             --
Public utilities ...............           13.3           (0.8)            0.7           (0.3)           14.0           (1.1)
Industrial and miscellaneous ...           95.3           (5.6)           12.8           (0.7)          108.1           (6.3)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    108.6     $     (6.4)     $     13.5     $     (1.0)     $    122.1     $     (7.4)
Affiliated mutual funds ........             --             --             5.9           (3.2)            5.9           (3.2)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    108.6     $     (6.4)     $     19.4     $     (4.2)     $    128.0     $    (10.6)
                                     ==========     ==========      ==========     ==========      ==========     ==========

      The Company's investment portfolio includes individual securities, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $12.0 million and a fair value of $11.4 million as of December 31, 2003. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $14.5 million and a fair value of $ 13.5 million as of December 31, 2002.

      The Company's investment portfolio includes affiliated mutual funds, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 4 funds in an unrealized loss position for greater than 12 months with a book value of $7.7 million and a fair value of $6.0 million as of December 31, 2003. There

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

were 5 funds in an unrealized loss position for greater than 12 months with a book value of $9.1 million and a fair value of $5.9 million as of December 31, 2002.

      In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

      Special Deposits: Assets of $4.2 million, $4.1 million and $4.0 million at December 31, 2003, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.

      Repurchase Agreements: The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $132.4 million and $93.9 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2003 and 2002, respectively, and are subject to repurchase.

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $  77.6      $  54.3      $  39.9
Affiliated mutual funds ......................         1.1          1.5          3.0
Mortgage loans ...............................         0.1          0.1           --
Policy loans .................................         4.4          4.5          4.6
Cash equivalents and short term investments ..         3.0          1.2          2.0
Other ........................................          --          0.1           --
                                                   -------      -------      -------
Gross investment income ......................        86.2         61.7         49.5
Less: Investment expenses ....................        (1.6)        (1.6)        (1.5)
                                                   -------      -------      -------
Net investment income ........................     $  84.6      $  60.1      $  48.0
                                                   =======      =======      =======

Net realized gains (losses) on investments were from the following sources:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $   1.1      $ (20.4)     $  (1.6)
Affiliated mutual funds ......................          --           --          5.2
Separate account seed money ..................          --           --         (3.6)
Other ........................................          --         (0.3)        (0.1)
                                                   -------      -------      -------
Net realized gains (losses) on investment ....     $   1.1      $ (20.7)     $  (0.1)
                                                   =======      =======      =======

      Realized losses included $0.5 million, $16.9 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Accumulated Other Comprehensive Gain (Loss) Income: Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                        December 31,
                                                                       (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Balance, beginning of year, net of tax .................     $  11.9      $   3.5      $   6.3
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ............        30.7         28.1         12.9
      Reclassification adjustment for gains (losses)
         included in net income ........................         1.6         (0.8)        (4.5)
                                                             -------      -------      -------
Changes in net unrealized investment gains
   (losses), net of adjustment .........................        32.3         27.3          8.4
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ......................        (6.2)        (4.9)        (4.5)
      Deferred policy acquisition costs ................       (14.5)       (14.0)        (6.7)
                                                             -------      -------      -------
Change in unrealized investment gains (losses),
   net of tax ..........................................        11.6          8.4         (2.8)
                                                             -------      -------      -------
Balance, end of year, net of tax .......................     $  23.5      $  11.9      $   3.5
                                                             =======      =======      =======

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

                                                            December 31,
                                                            (In millions)
                                                  -----------------------------
                                                     2003       2002       2001
                                                  -------    -------    -------
Balance, beginning of year ...................    $ 319.8    $ 403.0    $ 422.7
Capitalization of deferrable expenses ........       94.1       81.5       31.5
Amortization .................................     (107.6)    (180.3)     (76.7)
Change in unrealized investment losses, net ..      (14.5)     (14.0)      (6.7)
Interest on DAC ..............................       29.3       29.6       32.2
                                                  -------    -------    -------
Balance, end of year .........................    $ 321.1    $ 319.8    $ 403.0
                                                  =======    =======    =======

      During 2003, the Company recorded $22.3 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2003 and 2002 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2003            2002
                                                      ----------      ----------
Future Policy Benefits
   General Account
      Life insurance ...........................      $     16.3      $     18.2
                                                      ----------      ----------
      Annuities ................................           164.2            51.3
                                                      ----------      ----------
      Future policy benefits ...................           180.5            69.5
                                                      ----------      ----------

Policyholders' Account Balances
   General Account
      Individual annuities .....................         1,495.1           863.8
      Group annuities ..........................            89.1            99.1
      Variable life ............................            84.6            86.9
   Separate Account
      Individual annuities .....................         4,277.2         3,906.9
      Group annuities ..........................         2,878.2         2,760.2
      Variable life ............................           510.2           427.6
                                                      ----------      ----------
      Policyholders' account balances ..........         9,334.4         8,144.5
                                                      ----------      ----------
Total Policyholder Liabilities .................      $  9,514.9      $  8,214.0
                                                      ==========      ==========
Total General Account Liabilities ..............      $  1,849.3      $  1,119.3
                                                      ==========      ==========
Total Separate Account Liabilities .............      $  7,665.6      $  7,094.7
                                                      ==========      ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                   Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance            Based on Company's               4.00%             Present value of future benefit
                          experience, established                            payments and related expenses,
                          at issue                                           less the present value of future
                                                                             net premiums

Individual, and           SA, 1971, 1983a, A2000           5.50%             Present value of expected future
immediate annuities.      mortality tables with certain                      payments based on historical
                          modifications                                      experience

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2003 and 2002.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                          Credited Fixed
            Product                       Interest Rates      Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------------
Individual annuities                      3.10% to 6.00%      Declining to zero over 4 to 7 years.
Group annuities                           3.00% to 7.10%      Contractually agreed upon rates, declining
                                                              to zero over a maximum of 9 years.
Variable life                             4.00% to 4.15%      Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $84.5 million, $96.5 million and $103.4 million of ceded premiums at December 31, 2003, 2002 and 2001, respectively.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.

NOTE 7 -- FEDERAL INCOME TAXES

      A consolidated federal income tax return is prepared for the following entities: The Guardian, Park Avenue Life Insurance Company, Guardian Asset Management Corp., Managed Dental Care of California, Managed Dental Care of Texas, Managed Dental Care of Missouri, Managed Dental Care of Maryland, Guardian Hanover Corp., Fiduciary Insurance Company of America, Innovative Underwriters Inc., GIAC and its subsidiaries, Guardian Trust Company, Dental Guard Preferred, Berkshire Life Insurance Company of America and First Commonwealth Inc. and its subsidiaries. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                      (In millions)
                                              ----------------------------------
                                                 2003         2002         2001
                                              -------      -------      -------
Expected taxes on pre-tax (loss) income . $ (3.5) $ (47.3) $ (21.9) Permanent adjustments:
   Dividends received deduction on
      separate accounts .................       (11.8)        (9.9)         1.0
   Overpayment of prior years in 2001 ...          --           --         (6.9)
   True-up of tax basis reserves ........          --           --         (5.3)
   True-up of deferred tax on bonds .....         1.8           --         (1.5)
   Write-off of software ................          --           --          1.5
   Foreign tax credit ...................        (0.4)          --         (0.2)
   Other ................................         0.2         (0.7)        (0.7)
                                              -------      -------      -------
Total income tax (benefit) expense ......     $ (13.7)     $ (57.9)     $ (34.0)
                                              =======      =======      =======

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                         2003              2002
                                                      -------           -------
Deferred tax assets:
Separate account allowances .................         $  26.0           $  27.6
DAC Proxy ...................................            21.6              19.1
Capitalized software costs ..................             0.2                --
Other .......................................              --               2.0
                                                      -------           -------
Total deferred tax assets ...................            47.8              48.7
                                                      -------           -------
Deferred tax liabilities:
Deferred acquisition costs ..................           124.8             111.9
Capitalized software costs ..................              --               4.4
Reserves ....................................             2.7               7.8
Investments .................................             9.8               9.7
Other .......................................             1.6                --
                                                      -------           -------
Total deferred tax liabilities ..............           138.9             133.8
                                                      -------           -------
Net deferred tax liability ..................         $  91.1           $  85.1
                                                      =======           =======


      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans: The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2003 and 2002 are as follows (in millions):

                                             December 31, 2003            December 31, 2002
                                         ------------------------     ------------------------
                                         Carrying      Estimated       Carrying     Estimated
                                          Amount       Fair Value       Amount      Fair Value
                                         --------      ----------     ---------     ----------
Financial assets:
Bonds, available for sale ..........     $1,663.8      $  1,663.8     $ 1,062.7     $  1,062.7
Affiliated mutual funds ............         31.8            31.8          23.9           23.9
Policy loans .......................         84.2            84.2          87.8           87.8
Cash and cash equivalents ..........        295.4           295.4         108.6          108.6
Separate account assets ............      7,731.5         7,731.5       7,155.5        7,155.5

Financial liabilities:
Future policy benefits .............        180.5           180.5          69.5           69.5
Policyholders' account balances ....      9,334.4         9,334.4       8,144.5        8,144.5

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $138.2 million in 2003, $169.0 million in 2002 and $188.2 million in 2001, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                         -----------------------
                                                               2003         2002
                                                         ----------   ----------
The Guardian Stock Fund ..............................   $  1,454.5   $  1,360.4
The Guardian VC 500 Index Fund .......................         61.1         33.8
The Guardian VC Allocation Fund ......................         23.1         14.3
The Guardian High Yield Bond Fund ....................         26.1         11.7
The Guardian Low Duration Bond Fund ..................          3.3         --
The Guardian Bond Fund ...............................        378.9        429.2
The Guardian Cash Fund ...............................        356.3        492.7
The Baillie Gifford International Fund ...............        194.2        163.8
The Baillie Gifford Emerging Markets Fund ............         55.3         33.2
The Guardian Small Cap Stock Fund ....................        184.5        124.7
The Guardian Park Avenue Fund ........................        237.5        239.9
The Guardian Park Avenue Small Cap Fund ..............         63.6         49.3
The Guardian Asset Allocation Fund ...................         34.2         32.3
The Guardian Baillie Gifford International Fund ......         10.4          9.2
The Guardian Baillie Gifford Emerging Markets Fund ...         27.5         17.1
The Guardian Investment Quality Bond Fund ............         54.9         69.7
The Guardian High Yield Bond Fund ....................          7.0          4.5
The Guardian Cash Management Fund ....................        248.9        340.5
                                                         ----------   ----------
                                                         $  3,421.3   $  3,426.3
                                                         ==========   ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                               2003         2002
                                                          ---------    ---------
The Guardian Park Avenue Fund ........................    $     0.1    $     0.1
The Guardian Park Avenue Small Cap Fund ..............          2.6          1.8
The Guardian Small Cap Stock Fund ....................         17.1         11.9
The Guardian Asset Allocation Fund ...................          2.5          2.0
The Guardian Baillie Gifford International Fund ......          1.7          1.3
The Guardian Baillie Gifford Emerging Markets Fund ...          1.7          1.1
The Guardian Investment Quality Bond Fund ............          2.2          2.1
The Guardian High Yield Bond Fund ....................          1.8          1.5
The Guardian Cash Management Fund ....................          2.1          2.1
                                                          ---------    ---------
                                                          $    31.8    $    23.9
                                                          =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                        For the Years Ended December 31,
                                                                 (In millions)
                                                        ---------------------------------
                                                           2003         2002         2001
                                                        -------      -------      -------
Consolidated GAAP net income (loss) ...............     $   3.7      $ (77.1)     $ (28.6)
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ...........         2.4          8.1          9.6
   Change in deferred policy acquisition costs ....       (15.8)        66.2          9.6
   Change in deferred software costs ..............          --           --          8.0
   Deferred premiums ..............................        (0.1)        (0.1)        (4.7)
   Re-estimation of future policy benefits ........        (1.6)       (13.4)        22.3
   Reinsurance ....................................        (3.8)        (3.8)        (3.8)
   Deferred federal income tax (benefits) expense .        (0.8)       (24.8)       (19.6)
   Amortization of interest maintenance reserve ...        (0.9)        (0.5)          --
   Transfer to interest maintenance reserve .......        (0.8)         3.3         (0.2)
   Other, net .....................................         5.0          2.5          1.1
                                                        -------      -------      -------
Statutory net loss ................................     $ (12.7)     $ (39.6)     $  (6.3)
                                                        =======      =======      =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                      December 31,
                                                                      (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Consolidated GAAP stockholder's equity .................     $ 487.7      $ 452.4      $ 496.1
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ...................      (321.1)      (319.8)      (403.0)
   Defered software costs ..............................        (0.8)       (13.7)       (19.4)
   Asset valuation reserve .............................       (11.5)          --         (5.2)
   Re-estimation of future policy benefits .............       (47.0)       (57.0)       (49.1)
   Establishment of deferred income tax liability, net .        91.1         85.1        106.9
   Unrealized gains on investments .....................       (72.1)       (45.0)       (15.4)
   Separate account allowances .........................        60.3         71.8         77.3
   Other liabilities ...................................        24.5         22.6         23.5
   Deferred premiums ...................................         2.2          3.0          2.7
   Other, net ..........................................         9.1         10.7          6.4
                                                             -------      -------      -------
Statutory capital and surplus ..........................     $ 222.4      $ 210.1      $ 220.8
                                                             =======      =======      =======

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003; in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 25, 2004

--------------------------------------------------------------------------------
APPENDIX A

USES OF LIFE INSURANCE
--------------------------------------------------------------------------------

Because the policy provides a death benefit and cash surrender value, the policy can be used for various individual and business planning purposes. Purchasing the policy in part for such purposes entails certain risks, particularly if the policy's cash surrender value, as opposed to its death benefit, will be the principal policy feature used for such planning purposes. If Policy Premiums are not paid, the investment performance of the Variable Investment Options to which Policy Account Value is allocated is poorer than anticipated, or insufficient cash surrender value is maintained, then the policy may lapse or may not accumulate sufficient values to fund the purpose for which the policy was purchased. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

Policyowners are urged to consult competent tax advisors about the possible tax consequences of pre-death distributions from any life insurance policy, including Park Avenue Life.

The following are examples of ways in which the policy can be used to address certain financial objectives, bearing in mind that variable life insurance is not a short-term investment and that its primary purpose is to provide benefits upon the death of the insured.

Family Income Protection

Life insurance may be purchased on the lives of a family's income earners to provide a death benefit to cover final expenses, and continue the current income to the family. The amount of insurance purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the insured's income.

Estate Protection

Life insurance may be purchased by a trust on the life of a person whose estate will incur federal estate taxes upon his or her death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. Upon the insured's death, the trustee could make the death proceeds available to the estate for the payment of estate taxes.

Education Funding

Life insurance may be purchased on the life of the parent(s) or primary person funding an education. The amount of insurance purchased should equal the total education cost projected at a reasonable inflation rate.

In the event of the insured's death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, the cash value accumulations may be accessed to help offset the remaining education costs. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Mortgage Protection

Life insurance may be purchased on the life of the person(s) responsible for making mortgage payments. The amount of insurance purchased should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to offset the remaining mortgage balance.

During the insured's lifetime, the cash value accumulations may be accessed late in the mortgage term to help make the remaining mortgage payments. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Key Person Protection

Life insurance may be purchased by a business on the life of a key person in an amount equal to a key person's value, considering salary, benefits, and contribution to business profits. Upon the key person's death, the business can use the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.


                                                                            ----
APPENDICES                                                                  B-69
                                                                            ----

Business Continuation Protection

Life insurance may be purchased on the life of each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit may provide the funds needed to carry out the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.

Retirement Income

Life insurance may be purchased on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value accumulations may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Deferred Compensation Plans

Life insurance may be purchased to fund a Deferred Compensation Plan, or Selective Incentive Plan, for key employees. A Deferred Compensation Plan, or Selective Incentive Plan, is a written agreement between an employer and an executive. The employer makes an unsecured promise to make future benefit payments to a key executive if the executive meets certain stated requirements.

Under this type of plan, a company purchases a cash value life insurance policy insuring an executive's life to (1) informally fund the promised benefits and
(2) recover its plan costs at the death of the executive. The policy cash values may be used to help pay the promised benefits to the executive. In the event that the executive dies prior to retirement, the policy death benefits can be used to fund survivor benefits.

Split Dollar Plans

Life insurance may be purchased by an employer on the life of an employee under a Split Dollar Plan. In a Split Dollar Plan, the employer advances the executive the premium on a life insurance policy. Both the employer and the executive share the cash value and death benefit under the policy. Generally, the employer has rights to the cash value and death benefit equal to its advances. The balance of the cash value and death benefit belong to the executive.

The executive receives an economic benefit for which he or she must contribute into the plan or pay income tax. The economic benefit is equal to the term value of the death benefit assuming taxation under IRS Revenue Rulings and IRC Section
72. Different results are possible if these or other code sections are applied or amended.

Executive Bonus Plans


Life insurance may be purchased by an employee with funds provided by his or her employer for that purpose. An Executive Bonus plan involves an employer providing an executive with additional compensation to enable the executive to pay premiums on a life insurance policy. The bonus is tax deductible by the employer and received as taxable income by the executive.



----
B-70                                        PARK AVENUE LIFE - MILLENNIUM SERIES
----

[LOGO]

GUARDIAN(SM)      The Guardian
                  Insurance & Annuity
                  Company, Inc.
                  7 Hanover Square
                  New York, NY 10004-2616


                  Visit our Web site: www.guardianlife.com


                  Executive offices:
                  7 Hanover Square
                  New York, NY 10004

                  Customer Service office:

                  Park Avenue Variable Life Administration
                  P.O. Box 26125
                  Lehigh Valley, PA 18002-6125
                  1(800) 441-6455

                  The Park Avenue Life Millennium Series(R) insurance policies are issued by The Guardian Insurance & Annuity Company (GIAC), a Delaware corporation, and distributed by Guardian Investor Services LLC (GIS)(R). GIS and GIAC are located at 7 Hanover Square, New York, NY 10004, 1(800) 441-6455. GIS and GIAC are wholly owned subsidiaries of The Guardian Life Insurance Company of America, New York, NY.

Pub. 3485  5/03   GIS is a member of NASD, SIPC.

                                     PART C

ITEM 27: Exhibits

     The following exhibits:

           (a) Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N.(1)
           (b)       Custodian Agreements. Not Applicable.
           (c)       Distribution Agreements.(2)
           (d) Specimen of the Modified Scheduled Premium Variable Whole Life Insurance Policy.(2)
           (e) Form of Application for the Modified Scheduled Premium Variable Whole Life Policy.(2)
           (f) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(1)
           (f)(i) Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.(3)
           (f)(ii)   By-laws of The Guardian Insurance & Annuity Company,
                     Inc.(1)
           (g)(i)    Reinsurance Agreement #3002(5)
           (g)(ii)   Reinsurance Agreement #3001(5)
           (h)       Participation Agreements
                     (i)    Aim Variable Insurance Funds(5)
                     (ii)   Davis Variable Account Fund, Inc.(5)
                     (iii)  Fidelity Variable Insurance Products Fund(5)
                     (iv)   Gabelli Capital Series Funds, LLP(5)
                     (v)    Janus Aspen Series(5)
                     (vi)   MFS Variable Insurance Trust(5)

                     (vii)  Alliance Variable Products Series Fund, Inc.(6)
                     (viii) Value Line, Inc.(6)

           (i) Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)
           (j) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)
                     (a) Powers of attorney for Armand M. de Palo and Dennis J.
                         Manning(3)
                     (b) Powers of attorney for Joseph A. Caruso and Gary B.
                         Lenderink(4)
           (l)       Opinion and Consent of Charles G. Fisher, F.S.A., MAAA.

           (m)       Calculation.(6)

           (n)       Consent of PricewaterhouseCoopers LLP.
           (o)       No financial statements are omitted.
           (p)       Not Applicable.
           (q)       Redeemability Exemption.
           (q)(a) Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(2)
           (q)(b) Amended and Restated Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(4)

           (q)(c) Amended and Restated Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.(4)


----------
(1) Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on August 14, 2000 (file no. 333-43682).
(2) Incorporated by reference to the Pre-Effective Amendment #1 to the Registration Statement on Form S-6 filed by the Registrant on December 13, 2000 (File No. 333-43682)
(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by the Registrant on April 25, 2001. (File No. 333-43682)
(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by the Registrant on April 26, 2002. (File No. 333-43682)
(5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on February 24, 2003. (File No. 333-43682)

(6) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 filed by the Registrant on April 30, 2003. (File No. 333-43682)

Item 28.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Edward K. Kane            Executive Vice President & Director
              Bruce C. Long             President & Director
              Armand M. de Palo         Director
              Dennis J. Manning         Chairman, Chief Executive Officer and
                                        Director
              Gary B. Lenderink         Director
              Robert E. Broatch         Director
              Thomas G. Sorrell         Executive Vice President & Chief
                                        Investment Officer
              Joseph A. Caruso          Senior Vice President, Corporate
                                        Secretary and Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Alan Bialeck              Vice President, Tax

Item 29. Persons Controlled by or under Common Control with Depositor or Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of February 29, 2004. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%


Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%
Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                    14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    N/A

Guardian Hanover Corporation              New York                    100%

Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%


    Innovative Underwriters of
      Hawaii, Inc.                        Hawaii                      100%

The Guardian Tax-Exempt Fund              Massachusetts                86.71%
The Guardian Baillie Gifford              Massachusetts                27.40%
  International Fund
The Guardian Investment Quality           Massachusetts                30.51%
  Bond Fund
The Guardian Asset Allocation Fund        Maryland                     10.06%
Baillie Gifford International Fund        Maryland                     11.75%
The Guardian Park Avenue Small Cap Fund   Massachusetts                30.20%
The Guardian Baillie Gifford              Massachusetts                50.20%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                81.69%
The Guardian Small Cap Stock Fund         Maryland                     61.56%
The Guardian Low Duration Bond Fund       Massachusetts                96.37%
The Guardian VC Low Duration Bond Fund    Massachusetts                69.86%
The Guardian VC Asset Allocation Fund     Maryland                     52.86%
The Guardian VC 500 Index Fund            Maryland                     48.15%
The Guardian VC High Yield Bond Fund      Maryland                     51.96%
The Guardian S&P 500 Index Fund           Massachusetts                12.47%
The Guardian Park Avenue Fund             Massachusetts                12.57%
The Guardian UBS Large Cap Value Fund     Massachusetts                95.78%
The Guardian UBS Small Cap Value Fund     Massachusetts                97.53%
The Guardian UBS VC Large Cap Value Fund  Maryland                     97.83%
The Guardian UBS VC Small Cap Value Fund  Maryland                     68.94%

      The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of February 29, 2004:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 30.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's Variable life insurance policies and variable annuity contracts and it is also the principal underwriter of shares of

                  The Guardian Bond Fund, Inc.;

                  The Guardian Stock Fund, Inc.;

                  The Guardian Cash Fund, Inc.;

                  The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund and The Guardian VC Low Duration Bond Fund;

                  The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Growth Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian S&P 500 Index Fund, The Guardian Low Duration Bond Fund, The Guardian UBS Large Cap Value Fund, The Guardian UBS Small Cap Value Fund;

                  GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Growth Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund.

                  All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of the managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------
                  Bruce C. Long                    President & Managing Director
                  Gary B. Lenderink                Manager
                  Armand M. de Palo                Manager
                  Dennis J. Manning                Manager
                  Robert E. Broatch                Manager
                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Manager
                  Frank L. Pepe                    Senior Vice President &
                                                   Controller
                  Thomas G. Sorrell                Executive Vice President &
                                                   Chief Investment Officer
                  Donald P. Sullivan, Jr.          Senior Vice President
                  Peggy L. Coppola                 Senior Vice President
                  Richard T. Potter, Jr.           Vice President and Counsel
                  William D. Ford                  Vice President and National
                                                   Accounts Director
                  Keith E. Roddy                   Vice President and National
                                                   Sales Director
                  Peter M. Quinn                   Vice President, Retirement
                                                   Sales

                  Name                            Position(s) with GIS
                  ----                            --------------------



(c) GIS, as the principal underwriter of the Registrant's variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.


       Net Underwriting    Compensation on
        Discounts and       Redemption or      Brokerage
         Commissions        Annuitization     Commission    Compensation
       ----------------    ---------------    ----------    ------------
              N/A                N/A              N/A            N/A

Item 32.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33.          Management Services

                  None.

Item 34.          Fee Representation

                  The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account K, certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of April, 2004.



                                  THE GUARDIAN SEPARATE ACCOUNT K
                                        (Name of Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)


                                  By:    /s/ Bruce C. Long
                                     -------------------------------------
                                           Bruce C. Long
                                           President


     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



      /s/ Dennis J. Manning*          Chairman, Chief Executive Officer and
-----------------------------------   Director
         Dennis J. Manning
   (Principal Executive Officer)


       /s/ Edward K. Kane*            Executive Vice President
-----------------------------------   and Director
          Edward K. Kane


        /s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


       /s/ Bruce C. Long              President and Director
-----------------------------------
          Bruce C. Long


       s/ Armand M. de Palo*          Director
-----------------------------------
         Armand M. De Palo


     /s/ Joseph A. Caruso*            Senior Vice President, Corporate Secretary
-----------------------------------   and Director
        Joseph A. Caruso


     /s/ Gary B. Lenderink*           Director
-----------------------------------
        Gary B. Lenderink


                                      Director
-----------------------------------
        Robert E. Broatch


*By:    /s/ Bruce C. Long                               Date: April 26, 2004
      -----------------------------
            Bruce C. Long
          President
     *Pursuant to Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT K

                                  EXHIBIT INDEX

Exhibit
Number                       Description                                   Page*


(l)            Opinion and Consent of Charles G. Fisher, F.S.A., MAAA

(n)            Consent of PricewaterhouseCoopers LLP

(q)(c)         Description of Issuance, Transfer and Redemption Procedures